UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of registrant as specified in charter)

399 Boylston Street,

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

      Date of reporting period: December 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2011 (Unaudited)

Loomis Sayles Global Equity and Income Fund

Shares	Description	Value (†)
Common Stocks – 62.6% of Net Assets

	Belgium – 1.5%
137,302	Anheuser-Busch InBev NV	$8,379,987

	Brazil – 4.1%
370,400	Cia Hering	6,445,884
239,415	Embraer S.A., ADR	6,038,046
363,200	Mills Estruturas e Servicos de Engenharia S.A.	3,446,530
312,400	Natura Cosmeticos S.A.	6,072,979

		22,003,439

	British Virgin Islands – 0.5%
103,414	Mail.ru Group Ltd., GDR, 144A(b)	2,688,764

	Canada – 0.1%
9,996	Valeant Pharmaceuticals International, Inc.(b)	466,713

	Cayman Islands – 1.8%
81,448	Baidu, Inc., Sponsored ADR(b)	9,486,249

	Chile – 2.1%
89,561	Banco Santander Chile, ADR	6,779,768
570,938	S.A.C.I. Falabella	4,440,018

		11,219,786

	Curacao – 1.4%
115,020	Schlumberger Ltd.	7,857,016

	Denmark – 2.4%
114,011	Novo Nordisk A/S, Class B	13,097,947

	France – 1.6%
117,518	Sanofi	8,590,295

	Germany – 0.9%
50,731	Siemens AG, (Registered)	4,853,730

	Hong Kong – 0.4%
846,000	Hang Lung Properties Ltd.	2,401,442

	Japan – 2.3%
46,000	FANUC Corp.	7,016,484
554,000	Mitsubishi Electric Corp.	5,309,445

		12,325,929

	Korea – 0.7%
13,503	LG Chem Ltd.	3,723,532

	Mexico – 1.1%
3,026,100	Genomma Lab Internacional S.A. de CV, Class B(b)	5,835,479

	Sweden – 1.1%
273,138	Atlas Copco AB, Class A	5,852,394

Shares	Description	Value (†)
Common Stocks – continued

	Switzerland – 1.3%
99,203	ACE Ltd.	$6,956,114

	United Kingdom – 9.1%
249,156	Antofagasta PLC	4,712,176
172,199	British American Tobacco PLC	8,169,187
176,431	Burberry Group PLC	3,244,144
392,998	Diageo PLC	8,587,041
102,010	Royal Dutch Shell PLC, ADR	7,455,911
406,315	Standard Chartered PLC	8,887,130
2,943,916	Vodafone Group PLC	8,207,944

		49,263,533

	United States – 29.2%
156,342	American Express Co.	7,374,652
41,153	Apple, Inc.(b)	16,666,965
170,924	AT&T, Inc.	5,168,742
463,764	Calpine Corp.(b)	7,573,266
82,500	Caterpillar, Inc.	7,474,500
170,823	CenturyLink, Inc.	6,354,616
256,448	Coca-Cola Enterprises, Inc.	6,611,229
128,494	CVS Caremark Corp.	5,239,985
1,679	Dex One Corp.(b)	2,787
164,728	FMC Technologies, Inc.(b)	8,603,743
15,518	Google, Inc., Class A(b)	10,023,076
955	Hawaiian Telcom Holdco, Inc.(b)	14,707
73,123	Jones Lang LaSalle, Inc.	4,479,515
227,220	Microsoft Corp.	5,898,631
119,252	National Oilwell Varco, Inc.	8,107,944
235,655	Oracle Corp.	6,044,551
135,537	PepsiCo, Inc.	8,992,880
133,724	PNC Financial Services Group, Inc.	7,711,863
77,167	Praxair, Inc.	8,249,152
36,703	Precision Castparts Corp.	6,048,287
17,086	Priceline.com, Inc.(b)	7,991,293
105,458	QUALCOMM, Inc.	5,768,553
299	SuperMedia, Inc.(b)	789
111,135	Texas Instruments, Inc.	3,235,140
26,818	Vertex Pharmaceuticals, Inc.(b)	890,626
43,413	VMware, Inc., Class A(b)	3,611,528

		158,139,020

	Virgin Islands – 1.0%
269,026	Arcos Dorados Holdings, Inc., Class A	5,523,104

	Total Common Stocks (Identified Cost $327,223,220)	338,664,473

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – 28.1%

Non-Convertible Bonds – 26.8%

		Argentina – 0.2%
$626,891		Argentina Government International Bond, 8.280%, 12/31/2033(h)	$457,630
190,000		Pan American Energy LLC, 7.875%, 5/07/2021, 144A	190,950
515,000		Transportadora de Gas del Sur S.A., 7.875%, 5/14/2017, 144A	463,500

			1,112,080

		Australia – 0.2%
500,000		Macquarie Bank Ltd., 6.625%, 4/07/2021, 144A	460,978
250,000		New South Wales Treasury Corp., 6.000%, 5/01/2012, (AUD)	257,257
155,000		Sydney Airport Finance Co., 5.125%, 2/22/2021, 144A	157,272

			875,507

		Barbados – 0.0%
200,000		Centrais Eletricas Brasileiras S.A., 5.750%, 10/27/2021, 144A	207,800

		Bermuda – 0.0%
100,000		Noble Group Ltd., 6.750%, 1/29/2020, 144A	86,000

		Brazil – 0.6%
400,000		Banco Santander Brasil S.A., 4.500%, 4/06/2015, 144A	388,000
513,296		Banco Votorantim S.A., 6.250%, 5/16/2016, 144A, (BRL)	269,883
300,000		Brasil Telecom S.A., 9.750%, 9/15/2016, 144A, (BRL)	157,620
630,940	(††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 8/15/2014, (BRL)	345,166
504,752	(††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 5/15/2015, (BRL)	277,011
1,115	(†††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2021, (BRL)	556,932
250,000		Hypermarcas S.A., 6.500%, 4/20/2021, 144A	221,875
300,000		Itau Unibanco Holding S.A., 6.200%, 12/21/2021, 144A	308,908
200,000		OGX Petroleo e Gas Participacoes S.A., 8.500%, 6/01/2018, 144A	196,000
129,000		Telemar Norte Leste S.A., 5.500%, 10/23/2020, 144A	127,065
400,000		Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	387,000

			3,235,460

		Canada – 0.7%
2,265,000		Canadian Government, 3.000%, 12/01/2015, (CAD)(c)	2,377,744
650,000		Canadian Government, 3.500%, 6/01/2013, (CAD)	660,642

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Canada – continued
180,000	Corus Entertainment, Inc., 7.250%, 2/10/2017, 144A, (CAD)	$183,755
465,000	Pacific Rubiales Energy Corp., 7.250%, 12/12/2021, 144A	467,325
100,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	107,544

		3,797,010

	Cayman Islands – 0.8%
200,000	Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	198,500
300,000	Fibria Overseas Finance Ltd., 6.750%, 3/03/2021, 144A	273,750
119,000	Fibria Overseas Finance Ltd., 7.500%, 5/04/2020, 144A	116,323
100,000	Hutchison Whampoa International Ltd., 7.625%, 4/09/2019, 144A	123,194
100,000	LPG International, Inc., 7.250%, 12/20/2015	109,500
700,000	Marfrig Overseas Ltd., 9.500%, 5/04/2020, 144A	518,000
170,000	Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A	148,750
200,000	MBPS Finance Co., 11.250%, 11/15/2015, 144A	134,000
196,000	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2021, 144A	201,880
500,000	Odebrecht Finance Ltd., 6.000%, 4/05/2023, 144A	501,250
320,000	Petrobras International Finance Co., 5.875%, 3/01/2018	350,198
300,000	Petrobras International Finance Co., 6.875%, 1/20/2040	347,455
400,000	Tencent Holdings Ltd., 4.625%, 12/12/2016, 144A	390,278
536,000	Vale Overseas Ltd., 6.875%, 11/21/2036	610,263
200,000	Voto-Votorantim Ltd., 6.750%, 4/05/2021, 144A	211,500

		4,234,841

	Chile – 0.2%
250,000,000	Banco Santander Chile, 6.500%, 9/22/2020, 144A, (CLP)	472,810
185,000	Celulosa Arauco y Constitucion S.A., 5.000%, 1/21/2021	192,185
250,000	E.CL S.A., 5.625%, 1/15/2021, 144A	264,159

		929,154

	Colombia – 0.2%
450,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	249,131
1,430,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	774,051

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Colombia – continued
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	$123,343
40,000	Republic of Colombia, 8.125%, 5/21/2024	55,600

		1,202,125

	France – 0.1%
150,000	Lafarge S.A., EMTN, 5.375%, 6/26/2017, (EUR)	169,870
240,000	Veolia Environnement S.A., EMTN, 4.000%, 2/12/2016, (EUR)	322,430
25,000	Veolia Environnement S.A., EMTN, 5.125%, 5/24/2022, (EUR)	33,694
200,000	Vivendi S.A., EMTN, 4.250%, 12/01/2016, (EUR)	269,200

		795,194

	Germany – 0.1%
240,000	Bundesrepublik Deutschland, 3.000%, 7/04/2020, (EUR)	344,291

	Hungary – 0.0%
200,000	Hungary Government International Bond, 6.375%, 3/29/2021	179,000

	India – 0.1%
200,000	Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021	188,614
100,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	87,000

		275,614

	Indonesia – 0.1%
200,000	Adaro Indonesia PT, 7.625%, 10/22/2019, 144A	217,260
3,500,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	478,998
781,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	115,119

		811,377

	Italy – 0.4%
250,000	Finmeccanica SpA, EMTN, 4.875%, 3/24/2025, (EUR)	211,256
1,535,000	Italy Buoni Poliennali Del Tesoro, 4.750%, 9/15/2016, (EUR)	1,891,016
100,000	Telecom Italia SpA, EMTN, 5.375%, 1/29/2019, (EUR)	113,947

		2,216,219

	Jersey – 0.0%
100,000	WPP 2008 Ltd., 6.000%, 4/04/2017, (GBP)	171,978

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Korea – 0.5%
8,000,000		Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	$177,913
400,000		Hana Bank, 4.000%, 11/03/2016, 144A	397,587
600,000		Hyundai Steel Co., 4.625%, 4/21/2016, 144A	598,060
400,000		Kia Motors Corp., 3.625%, 6/14/2016, 144A	396,542
400,000,000		Korea Treasury Bond, 5.000%, 9/10/2014, (KRW)	361,259
260,000		SK Broadband Co. Ltd., 7.000%, 2/01/2012, 144A	260,083
140,000		SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	165,822
200,000		Woori Bank, 5.875%, 4/13/2021, 144A	200,007

			2,557,273

		Luxembourg – 0.1%
400,000		ArcelorMittal, 6.750%, 3/01/2041	359,692
100,000		CSN Resources S.A., 6.500%, 7/21/2020, 144A	104,500
200,000		Gazprom OAO Via Gaz Capital S.A., 4.950%, 5/23/2016, 144A	200,250
125,000		Telecom Italia Capital S.A., 6.000%, 9/30/2034	92,622
10,000		Telecom Italia Capital S.A., 6.375%, 11/15/2033	7,573

			764,637

		Malaysia – 0.2%
1,750,000		Malaysia Government Bond, 3.434%, 8/15/2014, (MYR)	557,517
1,000,000		Malaysia Government Bond, 4.262%, 9/15/2016, (MYR)	328,306

			885,823

		Mexico – 0.7%
195,000		Axtel SAB de CV, 7.625%, 2/01/2017, 144A	138,450
145,000		Axtel SAB de CV, 9.000%, 9/22/2019, 144A	108,025
200,000		BBVA Bancomer S.A., 6.500%, 3/10/2021, 144A	192,750
200,000		Corporacion GEO SAB de CV, 9.250%, 6/30/2020, 144A	195,500
295,000		Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	287,625
40,000	(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	286,226
74,000	(††††)	Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015, (MXN)	578,983
41,000	(††††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)	336,804

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Mexico – continued
65,000	(††††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	$599,156
80,000	(††††)	Mexican Fixed Rate Bonds, Series M-30, 8.500%, 11/18/2038, (MXN)	618,746
100,000		Mexichem SAB de CV, 8.750%, 11/06/2019, 144A	116,000
330,000		Petroleos Mexicanos, 8.000%, 5/03/2019	411,675
200,000		Urbi Desarrollos Urbanos SAB de CV, 9.500%, 1/21/2020, 144A	202,000

			4,071,940

		Netherlands – 0.2%
50,000		British American Tobacco Holdings BV, 4.000%, 7/07/2020, (EUR)	66,756
200,000		EADS Finance BV, EMTN, 4.625%, 8/12/2016, (EUR)	281,395
200,000		Indosat Palapa Co. BV, 7.375%, 7/29/2020, 144A	220,500
200,000		Listrindo Capital BV, 9.250%, 1/29/2015, 144A	217,598
300,000		Marfrig Holding Europe BV, 8.375%, 5/09/2018, 144A	220,500
100,000		Myriad International Holding BV, 6.375%, 7/28/2017, 144A	106,500
50,000		OI European Group BV, 6.875%, 3/31/2017, 144A, (EUR)	65,036

			1,178,285

		New Zealand – 0.2%
1,000,000		New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	911,607

		Norway – 0.4%
125,000		Eksportfinans ASA, 2.000%, 9/15/2015	103,548
3,335,000		Norwegian Government, 4.250%, 5/19/2017, (NOK)	622,017
6,360,000		Norwegian Government, 4.500%, 5/22/2019, (NOK)	1,222,159

			1,947,724

		Philippines – 0.1%
30,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	694,334

		Poland – 0.0%
95,000		Poland Government International Bond, 3.000%, 9/23/2014, (CHF)	102,333

		Qatar – 0.1%
100,000		Qatar Government International Bond, 4.000%, 1/20/2015, 144A	104,650

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Qatar – continued
$250,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.500%, 9/30/2014, 144A	$267,500

		372,150

	Republic of Korea – 0.1%
400,000	Korea Finance Corp., 4.625%, 11/16/2021	396,916

	Singapore – 0.7%
3,355,000	Singapore Government Bond, 1.625%, 4/01/2013, (SGD)	2,627,634
345,000	Singapore Government Bond, 2.250%, 7/01/2013, (SGD)	273,579
605,000	Singapore Government Bond, 2.250%, 6/01/2021, (SGD)	492,232
150,000	STATS ChipPAC Ltd., 7.500%, 8/12/2015, 144A	156,750

		3,550,195

	South Africa – 0.2%
450,000	Edcon Proprietary Ltd., 4.676%, 6/15/2014, (EUR)(d)	429,530
130,000	Edcon Proprietary Ltd., 4.676%, 6/15/2014, 144A, (EUR)(d)	124,086
285,000	Republic of South Africa, EMTN, 4.500%, 4/05/2016, (EUR)	379,005
400,000	Transnet Ltd., 4.500%, 2/10/2016, 144A	405,080

		1,337,701

	Spain – 0.2%
270,000	Spain Government Bond, 4.100%, 7/30/2018, (EUR)	338,755
465,000	Spain Government Bond, 5.500%, 4/30/2021, (EUR)	614,946

		953,701

	Supranationals – 0.1%
305,000	European Investment Bank, 2.375%, 7/10/2020, (CHF)	348,246
400,000,000	International Bank for Reconstruction & Development, GMTN, 2.300%, 2/26/2013, (KRW)	346,181

		694,427

	Sweden – 0.1%
3,020,000	Sweden Government Bond, 5.500%, 10/08/2012, (SEK)	453,523

	Trinidad – 0.0%
200,000	Export Credit Bank of Turkey, 5.375%, 11/04/2016, 144A	197,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Turkey – 0.1%
$100,000	Akbank TAS, 5.125%, 7/22/2015, 144A	$97,000
665,820	Republic of Turkey, 4.000%, 4/29/2015, (TRY)	358,208

		455,208

	United Arab Emirates – 0.4%
400,000	Abu Dhabi National Energy Co., 6.500%, 10/27/2036, 144A	393,000
400,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	458,000
500,000	DP World Ltd., 6.850%, 7/02/2037, 144A	452,500
300,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	306,750
200,000	Dubai Electricity & Water Authority, 8.500%, 4/22/2015, 144A	216,000
250,000	Mubadala Development Co., GMTN, 7.625%, 5/06/2019, 144A	299,251

		2,125,501

	United Kingdom – 0.7%
410,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	358,309
100,000	BAT International Finance PLC, EMTN, 5.375%, 6/29/2017, (EUR)	145,568
150,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	249,056
60,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	105,964
150,000	Imperial Tobacco Finance PLC, EMTN, 6.250%, 12/04/2018, (GBP)	266,360
100,000	Rexam PLC, EMTN, 4.375%, 3/15/2013, (EUR)	132,446
250,000	Standard Chartered Bank, Series 17, EMTN, 5.875%, 9/26/2017, (EUR)	318,282
260,000	United Kingdom Treasury, 4.000%, 9/07/2016, (GBP)	461,722
400,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)	762,274
300,000	United Kingdom Treasury, 5.250%, 6/07/2012, (GBP)	475,749
350,000	Vedanta Resources PLC, 6.750%, 6/07/2016, 144A	297,500
200,000	Vedanta Resources PLC, 8.250%, 6/07/2021, 144A	155,000

		3,728,230

	United States – 17.8%
310,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	222,425
15,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	10,763
975,000	Alcoa, Inc., 5.900%, 2/01/2027	964,028

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$257,000	Ally Financial, Inc., 6.750%, 12/01/2014	$258,285
60,000	Ally Financial, Inc., 6.875%, 8/28/2012	60,750
63,000	Ally Financial, Inc., 7.000%, 2/01/2012	63,158
55,000	Ally Financial, Inc., 7.500%, 12/31/2013	56,513
129,000	Ally Financial, Inc., 8.000%, 12/31/2018	126,743
1,946,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,877,890
720,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	640,800
60,000	Arrow Electronics, Inc., 6.875%, 7/01/2013	64,507
23,798	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	22,370
615,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	579,441
145,000	Avnet, Inc., 6.000%, 9/01/2015	156,367
200,000	Bank of America Corp., 5.490%, 3/15/2019	172,382
300,000	Bank of America Corp., 6.500%, 9/15/2037	245,684
450,000	Bank of America Corp., (fixed rate to 5/06/2014, variable rate thereafter), 4.750%, 5/06/2019, (EUR)	417,590
115,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	104,746
15,000	Boston Scientific Corp., 5.125%, 1/12/2017	16,158
5,000	Boston Scientific Corp., 5.450%, 6/15/2014	5,343
15,000	Boston Scientific Corp., 6.400%, 6/15/2016	16,817
60,000	Boston Scientific Corp., 7.000%, 11/15/2035	69,116
1,520,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	1,447,870
1,995,000	CenturyLink, Inc., 6.450%, 6/15/2021	1,998,675
55,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	51,271
605,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	593,665
75,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	80,250
2,300,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021, 144A	2,093,000
119,429	CIT Group, Inc., 7.000%, 5/01/2015	119,668
199,049	CIT Group, Inc., 7.000%, 5/01/2016	199,049

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$278,673	CIT Group, Inc., 7.000%, 5/01/2017	$278,673
300,000	Comcast Corp., 5.650%, 6/15/2035	331,418
772,108	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	738,290
190,000	CSX Corp., 6.250%, 3/15/2018	226,177
265,000	Cummins, Inc., 5.650%, 3/01/2098	259,775
272,477	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	267,354
266,589	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	265,922
42,000	Dillard’s, Inc., 6.625%, 1/15/2018	41,370
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	46,000
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	7,520
40,000	Eastman Kodak Co., 7.250%, 11/15/2013	13,200
200,000	Eastman Kodak Co., 9.750%, 3/01/2018, 144A	152,000
310,000	Eastman Kodak Co., 10.625%, 3/15/2019, 144A	238,700
250,000	Exelon Corp., 4.900%, 6/15/2015	269,370
150,000	Foot Locker, Inc., 8.500%, 1/15/2022	154,875
25,000	Ford Motor Co., 6.375%, 2/01/2029	25,684
50,000	Ford Motor Co., 6.625%, 2/15/2028	52,591
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,216,481
40,000	Ford Motor Co., 7.125%, 11/15/2025	41,400
835,000	Ford Motor Co., 7.450%, 7/16/2031	1,002,000
5,000	Ford Motor Co., 7.500%, 8/01/2026	5,313
2,250,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	2,385,747
845,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	908,375
905,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	1,026,821
905,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	915,097
80,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	84,200
45,000	General Electric Capital Corp., 5.625%, 5/01/2018	50,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$205,000	General Electric Capital Corp., MTN, 5.875%, 1/14/2038	$217,215
900,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	764,798
750,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	813,708
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,144,224
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	129,498
180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	226,540
405,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	556,698
200,000	Gerdau Holdings, Inc., 7.000%, 1/20/2020, 144A	211,000
510,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	474,562
50,000	Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038, (GBP)	62,042
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	160,050
410,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	441,684
20,000	HCA, Inc., 5.750%, 3/15/2014	20,400
90,000	HCA, Inc., 6.375%, 1/15/2015	91,688
225,000	HCA, Inc., 7.050%, 12/01/2027	188,719
245,000	HCA, Inc., 7.190%, 11/15/2015	245,000
90,000	HCA, Inc., 7.500%, 12/15/2023	80,550
250,000	HCA, Inc., 7.500%, 11/06/2033	216,250
1,500,000	HCA, Inc., 7.690%, 6/15/2025	1,327,500
395,000	HCA, Inc., 8.360%, 4/15/2024	373,275
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	172,575
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	65,344
585,000	Hercules, Inc., 6.500%, 6/30/2029	448,987
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	497,115
110,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	120,189
1,700,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,570,443
1,670,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	1,632,425

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$250,000	iStar Financial, Inc., 5.150%, 3/01/2012	$248,750
95,000	iStar Financial, Inc., 5.500%, 6/15/2012	92,863
70,000	iStar Financial, Inc., 5.850%, 3/15/2017	55,475
405,000	iStar Financial, Inc., 5.875%, 3/15/2016	328,050
145,000	iStar Financial, Inc., 6.050%, 4/15/2015	118,538
985,000	iStar Financial, Inc., 8.625%, 6/01/2013	911,125
35,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	29,138
950,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	814,625
5,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	5,025
64,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	53,520
15,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	15,000
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	4,475
370,000	Jefferies Group, Inc., 3.875%, 11/09/2015	327,450
585,000	Jefferies Group, Inc., 5.125%, 4/13/2018	514,800
600,000	Jefferies Group, Inc., 6.250%, 1/15/2036	490,618
620,000	Jefferies Group, Inc., 6.450%, 6/08/2027	516,150
65,000	Jefferies Group, Inc., 6.875%, 4/15/2021	58,500
405,000	Jefferies Group, Inc., 8.500%, 7/15/2019	411,075
15,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021, 144A	8,325
260,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	101,400
375,000	Kindred Healthcare, Inc., 8.250%, 6/01/2019	315,000
15,000	Lennar Corp., Series B, 5.500%, 9/01/2014	15,000
1,090,000	Lennar Corp., Series B, 5.600%, 5/31/2015	1,073,650
55,000	Lennar Corp., Series B, 6.500%, 4/15/2016	54,450
235,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	239,112
6,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	6,135
30,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	31,313

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$110,000	Masco Corp., 6.500%, 8/15/2032	$98,389
765,000	Masco Corp., 7.125%, 3/15/2020	772,056
100,000	Masco Corp., 7.750%, 8/01/2029	97,067
600,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	565,535
1,900,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	1,464,776
800,000	Merrill Lynch & Co., Inc., 6.220%, 9/15/2026	659,893
310,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023	232,500
410,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016	295,200
230,000	Morgan Stanley, 5.375%, 11/14/2013, (GBP)	354,008
2,500,000	Morgan Stanley, 5.750%, 1/25/2021	2,332,015
500,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	496,745
1,382,000	New Albertson’s, Inc., 7.450%, 8/01/2029	1,077,960
100,000	New Albertson’s, Inc., 7.750%, 6/15/2026	82,250
3,450,000	New Albertson’s, Inc., 8.000%, 5/01/2031	2,751,375
1,965,000	New Albertson’s, Inc., 8.700%, 5/01/2030	1,714,462
155,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	110,438
15,000	News America, Inc., 6.400%, 12/15/2035	16,437
935,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	855,525
30,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	29,850
250,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(b)(e)	57,500
35,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(f)	37,100
50,000	Ohio Edison Co., 6.875%, 7/15/2036	60,629
565,000	Owens Corning, Inc., 6.500%, 12/01/2016	616,631
535,000	Owens Corning, Inc., 7.000%, 12/01/2036	546,805
40,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	44,200
47,000	Pulte Group, Inc., 5.200%, 2/15/2015	43,945
540,000	Pulte Group, Inc., 6.000%, 2/15/2035	358,425

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		United States – continued
$695,000		Pulte Group, Inc., 6.375%, 5/15/2033	$481,287
1,335,000		Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,317,696
650,000		Qwest Capital Funding, Inc., 6.875%, 7/15/2028	610,330
400,000		Qwest Capital Funding, Inc., 7.625%, 8/03/2021	412,000
60,000		Qwest Capital Funding, Inc., 7.750%, 2/15/2031	59,603
560,000		Qwest Corp., 6.875%, 9/15/2033	556,242
115,000		Qwest Corp., 7.250%, 9/15/2025	125,877
600,000		Residential Capital LLC, 9.625%, 5/15/2015	420,000
80,000		Reynolds American, Inc., 6.750%, 6/15/2017	90,930
20,000		Reynolds American, Inc., 7.250%, 6/15/2037	23,199
1,600	(†††††)	SLM Corp., 6.000%, 12/15/2043	30,364
120,000		SLM Corp., MTN, 5.050%, 11/14/2014	118,356
35,000		SLM Corp., MTN, 5.125%, 8/27/2012	35,179
228,000		SLM Corp., Series A, MTN, 5.000%, 10/01/2013	228,000
10,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	8,669
115,000		SLM Corp., Series A, MTN, 5.375%, 1/15/2013	115,793
75,000		SLM Corp., Series A, MTN, 5.375%, 5/15/2014	75,053
265,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	197,669
625,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	643,750
400,000		Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	282,000
100,000		Springleaf Finance Corp., Series H, MTN, 5.375%, 10/01/2012	94,500
300,000		Springleaf Finance Corp., Series I, MTN, 4.875%, 7/15/2012	288,000
300,000		Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	218,250
330,000		Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	290,400
200,000		Springleaf Finance Corp., Series J, MTN, 5.900%, 9/15/2012	191,250
400,000		Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	288,000
294,000		Sprint Capital Corp., 6.875%, 11/15/2028	209,842

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued

$420,000	Sprint Capital Corp., 6.900%, 5/01/2019	$345,450
110,000	Sprint Capital Corp., 8.750%, 3/15/2032	88,963
26,000	Sprint Nextel Corp., 6.000%, 12/01/2016	21,580
265,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	217,300
250,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	324,085
820,000	Textron, Inc., 5.950%, 9/21/2021	864,891
1,431,000	Toys R Us, Inc., 7.375%, 10/15/2018	1,284,322
3,150,000	TXU Corp., Series P, 5.550%, 11/15/2014	2,236,500
2,570,000	TXU Corp., Series Q, 6.500%, 11/15/2024	1,143,650
30,000	TXU Corp., Series R, 6.550%, 11/15/2034	12,750
9,200,000	U.S. Treasury Note, 0.375%, 6/30/2013	9,221,924
1,100,000	U.S. Treasury Note, 0.750%, 3/31/2013	1,107,648
7,250,000	U.S. Treasury Note, 0.875%, 1/31/2012	7,254,531
376,250	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	416,207
770,000	United States Steel Corp., 6.650%, 6/01/2037	600,600
50,000	USG Corp., 6.300%, 11/15/2016	39,000
230,000	USG Corp., 9.750%, 1/15/2018	194,350
5,000	Verizon Maryland, Inc., Series B, 5.125%, 6/15/2033	5,227
110,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	117,707
85,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	125,756
100,000	Wells Fargo & Co., Series F, EMTN, 4.875%, 11/29/2035, (GBP)	129,923
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	59,347
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	330,634
125,000	Xerox Corp., 6.750%, 2/01/2017	143,185
20,000	Xerox Corp., MTN, 7.200%, 4/01/2016	22,691
250,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	306,314

		96,630,608

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Uruguay – 0.1%
3,988,834	Uruguay Government International Bond, 3.700%, 6/26/2037, (UYU)	$174,223
5,064,268	Uruguay Government International Bond, 4.375%, 12/15/2028, (UYU)	253,161

		427,384

	Venezuela – 0.1%
800,000	Petroleos de Venezuela S.A., 5.375%, 4/12/2027	394,000

	Total Non-Convertible Bonds (Identified Cost $143,851,869)	145,304,150

Convertible Bonds – 1.2%

	United States – 1.2%
125,000	Ford Motor Co., 4.250%, 11/15/2016	179,219
745,000	Hologic, Inc., (accretes to principal after 12/15/2013), 2.000%, 12/15/2037(g)	710,544
620,000	Human Genome Sciences, Inc., 3.000%, 11/15/2018	553,350
1,125,000	Intel Corp., 3.250%, 8/01/2039	1,409,063
430,000	iStar Financial, Inc., 0.872%, 10/01/2012(d)	387,000
365,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	363,631
215,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(e)	233,006
1,860,000	Old Republic International Corp., 3.750%, 3/15/2018	1,634,475
375,000	Omnicare, Inc., 3.750%, 12/15/2025	521,250
610,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	567,300
90,000	Trinity Industries, Inc., 3.875%, 6/01/2036	87,975

	Total Convertible Bonds (Identified Cost $6,453,907)	6,646,813

Municipals – 0.1%

	United States – 0.1%
415,000	State of Illinois, 5.100%, 6/01/2033	376,670
135,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(e)	84,702

	Total Municipals (Identified Cost $448,971)	461,372

	Total Bonds and Notes (Identified Cost $150,754,747)	152,412,335

Principal Amount (‡)	Description	Value (†)
Senior Loans – 0.0%

	United States – 0.0%
$28,697	Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.000%, 11/01/2015(d)(h)	$28,912
2,676	Sungard Data Systems, Inc., Tranche A, 2.029%, 2/28/2014(i)	2,605
51,722	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(d)	23,857

	Total Senior Loans (Identified Cost $103,466)	55,374

Shares
Preferred Stocks – 0.6%

Convertible Preferred Stocks – 0.5%

	United States – 0.5%
70,730	General Motors Co., Series B, 4.750%	2,422,503
820	Lucent Technologies Capital Trust I, 7.750%	503,480

	Total Convertible Preferred Stocks (Identified Cost $3,929,138)	2,925,983

Non-Convertible Preferred Stock – 0.1%

	United States – 0.1%
682	Ally Financial, Inc., Series G, 7.000% 144A (Identified Cost $145,366)	488,887

	Total Preferred Stocks (Identified Cost $4,074,504)	3,414,870

Principal Amount

Short-Term Investments – 5.7%
$3,246	Repurchase Agreement with State Street Bank and Trust Company, dated 12/30/2011 at 0.000%, to be repurchased at $3,246 on 1/03/2012 collateralized by $5,000 U.S. Treasury Bill, due 3/08/2012 valued at $5,000 including accrued interest(j)	3,246
30,618,854	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2011 at 0.000% to be repurchased at $30,618,854 on 1/03/2012 collateralized by $30,925,000 U.S. Treasury Note, 0.625% due 7/15/2014 valued at $31,231,317 including accrued interest(j)	30,618,854

	Total Short-Term Investments (Identified Cost $30,622,100)	30,622,100

	Total Investments – 97.0% (Identified Cost $512,778,037)(a)	525,169,152
	Other assets less liabilities – 3.0%	16,203,533

	Net Assets – 100.0%	$541,372,685

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
Senior loans are priced at bid prices supplied by a pricing service, if available.
Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security.
Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.
Investments in other open-end investment companies are valued at their net asset value each day.
Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.
The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At December 31, 2011, approximately 19% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(††)	Security held in units. One unit represents a principal amount of 1,000. Amount shown represents principal amount including inflation adjustments.
(†††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At December 31, 2011, the net unrealized appreciation on investments based on a cost of $513,045,100 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$36,417,642
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(24,293,590)

Net unrealized appreciation	$12,124,052

At September 30, 2011, the Fund had a capital loss carryforward of $51,909,722 of which $13,460,729 expires on September 30, 2017 and $38,448,993 expires on September 30, 2018. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.
(b)	Non-income producing security.
(c)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(d)	Variable rate security. Rate as of December 31, 2011 is disclosed.
(e)	Illiquid security. At December 31, 2011, the value of these securities amounted to $375,208 or 0.1% of net assets.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

(h)	All or a portion of interest payment is paid-in-kind.
(i)	Variable rate security. Rate shown represents the weighted average rate at December 31, 2011.
(j)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of Rule 144A holdings amounted to $27,113,036 or 5.0% of net assets.
ADR/	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the
GDR	right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
UYU	Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities as collateral for the Fund’s and/or counterparty’s net obligations under the contracts.

At December 31, 2011, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	03/21/2012	Australian Dollar	500,000	$507,046	$198
Sell[1]	03/02/2012	Brazilian Real	250,000	132,324	267
Buy[2]	08/22/2012	Chinese Renminbi	11,630,000	1,842,376	(5,122)
Buy[4]	02/21/2012	Malaysian Ringgit	1,250,000	393,168	(2,151)
Buy[3]	03/12/2012	South Korean Won	780,000,000	674,009	(12,279)
Buy[1]	03/12/2012	South Korean Won	1,488,000,000	1,285,801	(23,539)

Total					$(42,626)

At December 31, 2011, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive5/Units of Currency		Net Unrealized Appreciation (Depreciation)
01/31/2012	Singapore Dollar	887,000	Japanese Yen	53,978,385	$17,753

[1]Counterparty is Credit Suisse. [2]Counterparty is Morgan Stanley. [3]Counterparty is Barclays. [4]Counterparty is JPMorgan Chase. [5]Counterparty is Deutsche Bank AG.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$8,379,987	$—	$8,379,987
British Virgin Islands	—	2,688,764	—	2,688,764
Denmark	—	13,097,947	—	13,097,947
France	—	8,590,295	—	8,590,295
Germany	—	4,853,730	—	4,853,730
Hong Kong	—	2,401,442	—	2,401,442
Japan	—	12,325,929	—	12,325,929
Korea	—	3,723,532	—	3,723,532
Sweden	—	5,852,394	—	5,852,394
United Kingdom	7,455,911	41,807,622	—	49,263,533
All Other Common Stocks*	227,486,920	—	—	227,486,920

Total Common Stocks	234,942,831	103,721,642	—	338,664,473

Bonds and Notes
Non-Convertible Bonds
Korea	—	2,196,014	361,259	2,557,273
United States	30,364	96,600,244	—	96,630,608
All Other Non-Convertible Bonds*	—	46,116,269	—	46,116,269

Total Non-Convertible Bonds	30,364	144,912,527	361,259	145,304,150

Convertible Bonds*	—	6,646,813	—	6,646,813
Municipals*	—	461,372	—	461,372

Total Bonds and Notes	30,364	152,020,712	361,259	152,412,335

Senior Loans*	—	55,374	—	55,374
Preferred Stocks
Convertible Preferred Stocks*	2,925,983	—	—	2,925,983
Non-Convertible Preferred Stock*	—	488,887	—	488,887

Total Preferred Stocks	2,925,983	488,887	—	3,414,870

Short-Term Investments	—	30,622,100	—	30,622,100

Total Investments	237,899,178	286,908,715	361,259	525,169,152

Forward Foreign Currency Contracts (unrealized appreciation)	—	18,218	—	18,218

Total	$237,899,178	$286,926,933	$361,259	$525,187,370

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(43,091)	$—	$(43,091)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2011
Bonds and Notes
Non-Convertible Bonds
Korea	$351,758	$(171)	$—	$9,672	$—	$—	$—	$—	$361,259	$9,672
Supranationals	983,784	229	(168,909)	60,153	—	(875,257)	—	—	—	—
United States	10,000	—	—	—	—	—	—	(10,000)	—	—
Preferred Stocks
Non-Convertible Preferred Stocks
United States	409,200	—	—	—	—	—	—	(409,200)	—	—

Total	$1,754,742	$58	$(168,909)	$69,825	$—	$(875,257)	$—	$(419,200)	$361,259	$9,672

A debt security valued at $10,000 was transferred from Level 3 to Level 2 during the period ended December 31, 2011. At September 30, 2011, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at December 31, 2011, this security was valued on the basis of evaluated bids furnished to the Fund by a pricing service.

A preferred stock valued at $409,200 was transferred from Level 3 to Level 2 during the period ended December 31, 2011. At September 30, 2011, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at December 31, 2011, this security was valued on the basis of evaluated bids furnished to the Fund by a pricing service.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2011, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of December 31, 2011, the fair value of derivative positions (including open trades) subject to credit-risk-related contingent features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Barclays	$(12,279)	$—
Credit Suisse	(23,074)	—
JPMorgan Chase	(2,151)	—
Morgan Stanley	(5,122)	—

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of December 31, 2011, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $18,218 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $17,753.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The following is a summary of derivative instruments for the Fund, as of December 31, 2011:

Asset Derivatives	Foreign Exchange Contracts
Forwards (unrealized appreciation)	$18,218

Liability Derivatives	Foreign Exchange Contracts
Forwards (unrealized depreciation)	$(43,091)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at December 31, 2011 (Unaudited)

Treasuries	7.0%
Beverages	6.0
Pharmaceuticals	5.3
Energy Equipment & Services	4.5
Commercial Banks	4.3
Internet Software & Services	4.1
Machinery	3.8
Computers & Peripherals	3.1
Software	2.9
Chemicals	2.5
Automotive	2.4
Aerospace & Defense	2.3
Non-Captive Diversified	2.2
Banking	2.1
Diversified Telecommunication Services	2.1
Other Investments, less than 2% each	36.7
Short-Term Investments	5.7

Total Investments	97.0
Other assets less liabilities (including open forward foreign currency contracts)	3.0

Net Assets	100.0%

Currency Exposure at December 31, 2011 (Unaudited)

United States Dollar	67.6%
British Pound	8.3
Euro	5.4
Brazilian Real	3.2
Danish Krone	2.4
Japanese Yen	2.3
Other, less than 2% each	7.8

Total Investments	97.0
Other assets less liabilities (including open forward foreign currency contracts)	3.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2011 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)

Common Stocks – 97.9% of Net Assets

	Air Freight & Logistics – 6.7%
80,553	Expeditors International of Washington, Inc.	$3,299,451
64,206	United Parcel Service, Inc., Class B	4,699,237

		7,998,688

	Beverages – 4.2%
44,510	Coca-Cola Co. (The)	3,114,365
21,857	Diageo PLC, Sponsored ADR	1,910,739

		5,025,104

	Biotechnology – 4.5%
82,389	Amgen, Inc.	5,290,198

	Capital Markets – 8.4%
15,935	Franklin Resources, Inc.	1,530,716
53,937	Greenhill & Co., Inc.	1,961,689
78,063	Legg Mason, Inc.	1,877,415
268,957	SEI Investments Co.	4,666,404

		10,036,224

	Communications Equipment – 10.6%
381,191	Cisco Systems, Inc.	6,891,933
104,899	QUALCOMM, Inc.	5,737,975

		12,629,908

	Consumer Finance – 3.5%
89,007	American Express Co.	4,198,460

	Energy Equipment & Services – 3.3%
56,935	Schlumberger Ltd.	3,889,230

	Food Products – 4.3%
405,442	Danone S.A., Sponsored ADR	5,124,787

	Health Care Equipment & Supplies – 5.3%
47,447	Medtronic, Inc.	1,814,848
82,867	Zimmer Holdings, Inc.(b)	4,426,755

		6,241,603

	Household Products – 4.2%
25,962	Clorox Co. (The)	1,728,031
49,667	Procter & Gamble Co. (The)	3,313,285

		5,041,316

	Internet & Catalog Retail – 6.5%
34,932	Amazon.com, Inc.(b)	6,046,729
40,196	Blue Nile, Inc.(b)	1,643,213

		7,689,942

	Internet Software & Services – 6.6%
12,191	Google, Inc., Class A(b)	7,874,167

Shares	Description	Value (†)

Common Stocks – continued

	IT Services – 7.2%
35,333	Automatic Data Processing, Inc.	$1,908,335
65,829	Visa, Inc., Class A	6,683,619

		8,591,954

	Media – 2.0%
53,136	Omnicom Group, Inc.	2,368,803

	Multiline Retail – 0.3%
6,665	Target Corp.	341,381

	Pharmaceuticals – 5.7%
67,947	Merck & Co., Inc.	2,561,602
72,716	Novartis AG, ADR	4,157,173

		6,718,775

	Semiconductors & Semiconductor Equipment – 1.0%
14,142	Altera Corp.	524,668
16,945	Analog Devices, Inc.	606,292

		1,130,960

	Software – 10.4%
42,001	FactSet Research Systems, Inc.	3,665,847
113,462	Microsoft Corp.	2,945,474
221,643	Oracle Corp.	5,685,143

		12,296,464

	Specialty Retail – 3.2%
46,867	Home Depot, Inc. (The)	1,970,289
71,875	Lowe’s Cos., Inc.	1,824,187

		3,794,476

	Total Common Stocks (Identified Cost $104,534,489)	116,282,440

Principal Amount

Short-Term Investments – 2.1%
$2,537,522	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2011 at 0.000% to be repurchased at $2,537,522 on 1/03/2012 collateralized by $2,565,000 U.S. Treasury Note, 0.625% due 7/15/2014 valued at $2,590,407 including accrued interest(c) (Identified Cost $2,537,522)	2,537,522

	Total Investments – 100.0% (Identified Cost $107,072,011)(a)	118,819,962
	Other assets less liabilities – 0.0%	(17,870)

	Net Assets – 100.0%	$118,802,092

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.
Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security.
Investments in other open-end investment companies are valued at their net asset value each day.
Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.
The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
At December 31, 2011, the net unrealized appreciation on investments based on a cost of $107,072,011 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$15,227,675
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,479,724)

Net unrealized appreciation	$11,747,951

At September 30, 2011, the Fund had a capital loss carryforward of $91,817,905 of which $75,866 expires on September 30, 2016; $57,062,095 expires on September 30, 2017 and $34,679,944 expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.
On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.
(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1— quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$116,282,440	$—	$—	$116,282,440
Short-Term Investments	—	2,537,522	—	2,537,522

Total	$116,282,440	$2,537,522	$—	$118,819,962

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2011 (Unaudited)

Communications Equipment	10.6%
Software	10.4
Capital Markets	8.4
IT Services	7.2
Air Freight & Logistics	6.7
Internet Software & Services	6.6
Internet & Catalog Retail	6.5
Pharmaceuticals	5.7
Health Care Equipment & Supplies	5.3
Biotechnology	4.5
Food Products	4.3
Household Products	4.2
Beverages	4.2
Consumer Finance	3.5
Energy Equipment & Services	3.3
Specialty Retail	3.2
Media	2.0
Other Investments, less than 2% each	1.3
Short-Term Investments	2.1

Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2011 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 84.8% of Net Assets

Non-Convertible Bonds – 73.0%

	ABS Car Loan – 0.3%
$350,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class B, 8.110%, 3/15/2016, 144A	$354,901

	ABS Home Equity – 2.1%
200,000	Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1, 0.744%, 1/25/2036(b)	114,708
600,000	Ameriquest Mortgage Securities, Inc., Series 2005-R7, Class M2, 0.794%, 9/25/2035(b)	281,294
523,564	Argent Securities, Inc., Series 2003-W3, Class M2, 2.994%, 9/25/2033(b)	353,810
372,583	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2, 2.250%, 8/25/2035(b)	317,936
143,801	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.564%, 4/25/2035(b)	76,150
562,356	GSAA Home Equity Trust, Series 2006-20, Class 1A1, 0.364%, 12/25/2046(b)	218,111
112,131	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 2.891%, 12/25/2034(b)	76,509
464,837	MASTR Asset Securitization Trust, Series 2007-1, Class 1A4, 6.500%, 11/25/2037	398,309
200,000	New Century Home Equity Loan Trust, Series 2005-1, Class M3, 0.814%, 3/25/2035(b)	136,766
300,000	New Century Home Equity Loan Trust, Series 2005-2, Class M2, 0.744%, 6/25/2035(b)	172,973
155,857	New York Mortgage Trust, Series 2006-1, Class 2A2, 2.800%, 5/25/2036(b)	113,753
575,000	Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.794%, 7/25/2035(b)	315,563
179,762	Saxon Asset Securities Trust, Series 2004-3, Class M2, 0.944%, 12/26/2034(b)	132,694
149,912	WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 0.968%, 4/25/2047(b)	94,370

		2,802,946

	ABS Other – 0.4%
576,110	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	576,006

	Airlines – 0.4%
105,000	Air Canada, 9.250%, 8/01/2015, 144A	91,875
30,000	Air Canada, 12.000%, 2/01/2016, 144A	25,875
28,291	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	27,618
198,446	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	193,723
173,446	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	162,597

		501,688

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – 4.1%
2,210,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	$1,931,373
11,260,000,000	Barclays Financial LLC, EMTN, 8.250%, 10/27/2014, (IDR)	1,199,092
820,000	HBOS PLC, 6.000%, 11/01/2033, 144A	501,637
1,100,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	881,971
900,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	894,141
200,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	169,935

		5,578,149

	Building Materials – 3.0%
50,000	Masco Corp., 6.500%, 8/15/2032	44,722
360,000	Masco Corp., 7.125%, 3/15/2020	363,321
345,000	Masco Corp., 7.750%, 8/01/2029	334,880
845,000	Masonite International Corp., 8.250%, 4/15/2021, 144A	828,100
2,955,000	USG Corp., 6.300%, 11/15/2016	2,304,900
100,000	USG Corp., 8.375%, 10/15/2018, 144A	92,000
75,000	USG Corp., 9.750%, 1/15/2018	63,375

		4,031,298

	Chemicals – 2.1%
1,270,000	Hercules, Inc., 6.500%, 6/30/2029	974,725
850,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	796,875
220,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	181,500
420,000	JM Huber Corp., 9.875%, 11/01/2019, 144A	441,000
730,000	Reichhold Industries, Inc., 9.000%, 8/15/2014, 144A(c)	386,900

		2,781,000

	Collateralized Mortgage Obligations – 3.8%
354,822	Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1, 0.554%, 1/25/2036(b)	200,139
170,599	American Home Mortgage Investment Trust, Series 2004-3, Class 3A, 2.566%, 10/25/2034(b)	107,194
380,336	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.301%, 9/25/2045(b)	272,705
393,850	American Home Mortgage Investment Trust, Series 2006-1, Class 11A1, 0.434%, 3/25/2046(b)	211,529
82,144	Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 2.926%, 2/25/2035(b)	67,248

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Collateralized Mortgage Obligations – continued
$221,355	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, 0.644%, 9/25/2035(b)	$104,965
313,765	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 2.739%, 11/25/2035(b)	258,681
633,399	Indymac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 0.594%, 7/25/2035(b)	354,667
185,634	Indymac Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 4.249%, 4/25/2035(b)	132,656
317,136	Indymac Index Mortgage Loan Trust, Series 2005-AR35, Class 1A1, 5.320%, 2/25/2036(b)	188,894
581,916	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.794%, 1/25/2036(b)	334,921
616,664	Lehman XS Trust, Series 2007-10H, Class 1A11, 0.414%, 7/25/2037(b)(d)	237,281
560,326	Luminent Mortgage Pass Through Trust, Series 2006-6, Class A1, 0.494%, 10/25/2046(b)	313,548
396,405	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 2.615%, 3/25/2035(b)	250,728
266,411	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.660%, 3/25/2035(b)	221,492
684,484	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.454%, 1/25/2047(b)	362,812
650,905	Merrill Lynch Alternative Note Asset, Series 2007-F1, Class 2A7, 6.000%, 3/25/2037	394,115
675,573	Residential Accredit Loans, Inc., Series 2006-QO7, Class 1A1, 1.008%, 9/25/2046(b)	243,481
613,363	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A16, 6.000%, 6/25/2036	372,973
490,559	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.168%, 8/25/2046(b)	199,828
675,120	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OC1, Class A1, 0.534%, 1/25/2047(b)	250,183

		5,080,040

	Commercial Mortgage-Backed Securities – 1.3%
535,037	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.866%, 6/19/2035(b)	453,219
1,690,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.984%, 8/10/2045(b)	1,375,094

		1,828,313

	Consumer Cyclical Services – 0.6%
1,035,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	786,600

	Consumer Products – 0.2%
275,000	Visant Corp., 10.000%, 10/01/2017	251,625

	Electric – 2.4%
19,493	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	20,078
375,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018(h)	243,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – continued
$180,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026(e)	$115,200
815,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019(h)	533,825
1,055,000	Edison Mission Energy, 7.625%, 5/15/2027	622,450
895,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	682,706
140,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(c)(e)	32,200
515,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	437,106
1,015,000	TXU Corp., Series Q, 6.500%, 11/15/2024	451,675
370,000	TXU Corp., Series R, 6.550%, 11/15/2034	157,250

		3,296,240

	Food & Beverage – 0.9%
475,000	Del Monte Corp., 7.625%, 2/15/2019	456,000
400,000	Marfrig Holding Europe BV, 8.375%, 5/09/2018, 144A	294,000
700,000	Marfrig Overseas Ltd., 9.500%, 5/04/2020, 144A	518,000

		1,268,000

	Gaming – 3.1%
2,045,000	Caesars Entertainment Operating Co., Inc., 10.000%, 12/15/2018	1,400,825
275,000	MGM Resorts International, 6.625%, 7/15/2015	261,250
1,360,000	MGM Resorts International, 7.500%, 6/01/2016	1,302,200
1,250,000	MGM Resorts International, 7.625%, 1/15/2017	1,190,625

		4,154,900

	Government Owned - No Guarantee – 1.0%
900,000	DP World Ltd., 6.850%, 7/02/2037, 144A	814,500
4,800,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	512,265

		1,326,765

	Healthcare – 2.3%
165,000	HCA, Inc., 7.050%, 12/01/2027	138,394
640,000	HCA, Inc., 7.500%, 12/15/2023	572,800
470,000	HCA, Inc., 7.690%, 6/15/2025	415,950
480,000	HCA, Inc., 8.360%, 4/15/2024	453,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$800,000	HCA, Inc., MTN, 7.580%, 9/15/2025	$708,000
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	448,693
425,000	Kindred Healthcare, Inc., 8.250%, 6/01/2019	357,000
90,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	73,800

		3,168,237

	Home Construction – 5.4%
35,000	Beazer Homes USA, Inc., 9.125%, 6/15/2018	24,063
305,000	K. Hovnanian Enterprises, Inc., 10.625%, 10/15/2016	243,238
105,000	KB Home, 5.750%, 2/01/2014	100,800
65,000	KB Home, 5.875%, 1/15/2015	59,800
105,000	KB Home, 6.250%, 6/15/2015	96,600
2,580,000	KB Home, 7.250%, 6/15/2018	2,322,000
1,850,000	Lennar Corp., 6.950%, 6/01/2018	1,803,750
3,135,000	Pulte Group, Inc., 6.000%, 2/15/2035	2,080,856
495,000	Pulte Group, Inc., 6.375%, 5/15/2033	342,787
380,000	Pulte Group, Inc., 7.875%, 6/15/2032	305,900

		7,379,794

	Hybrid ARMs – 0.1%
401,627	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3, 2.968%, 4/25/2035(b)	172,346

	Independent Energy – 0.8%
785,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	710,425
360,000	SandRidge Energy, nc., 7.500%, 3/15/2021	357,300

		1,067,725

	Life Insurance – 0.6%
860,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	765,400

	Lodging – 0.1%
180,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	176,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Non-Cable – 2.9%
$755,000	Clear Channel Communications, Inc., 5.750%, 1/15/2013	$717,250
2,275,000	Intelsat S.A., 11.250%, 2/04/2017	2,201,062
1,100,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	1,067,000

		3,985,312

	Metals & Mining – 2.0%
780,000	Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A	670,800
700,000	ArcelorMittal, 6.750%, 3/01/2041	629,461
35,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A	33,950
1,845,000	United States Steel Corp., 6.650%, 6/01/2037	1,439,100

		2,773,311

	Non-Captive Consumer – 3.7%
1,045,000	International Lease Finance Corp., 8.625%, 1/15/2022	1,057,129
1,605,000	Residential Capital LLC, 9.625%, 5/15/2015	1,123,500
1,920,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	1,353,600
2,000,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	1,440,000

		4,974,229

	Non-Captive Diversified – 1.3%
1,620,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,563,300
100,000	iStar Financial, Inc., 5.850%, 3/15/2017	79,250
135,000	iStar Financial, Inc., 5.875%, 3/15/2016	109,350
15,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	12,863

		1,764,763

	Oil Field Services – 0.1%
200,000	OGX Petroleo e Gas Participacoes S.A., 8.500%, 6/01/2018, 144A	196,000

	Packaging – 1.2%
1,800,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021, 144A	1,593,000

	Pharmaceuticals – 0.8%
205,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	197,825

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Pharmaceuticals – continued
$935,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	$906,950

		1,104,775

	Refining – 0.3%
745,000	Petroplus Finance Ltd., 7.000%, 5/01/2017, 144A	368,775

	Retailers – 1.5%
40,000	Dillard’s, Inc., 7.000%, 12/01/2028	36,800
435,000	Dillard’s, Inc., 7.750%, 7/15/2026	408,900
205,000	Dillard’s, Inc., 7.750%, 5/15/2027	190,650
35,000	Dillard’s, Inc., 7.875%, 1/01/2023	33,600
1,565,000	Toys R Us, Inc., 7.375%, 10/15/2018	1,404,587

		2,074,537

	Sovereigns – 1.0%
2,250,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,375,151

	Supermarkets – 1.2%
315,000	American Stores Co., 8.000%, 6/01/2026	271,688
955,000	New Albertson’s, Inc., 7.750%, 6/15/2026	785,487
735,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	523,688

		1,580,863

	Supranational – 2.8%
2,000,000	European Bank for Reconstruction & Development, GMTN, 9.250%, 9/10/2012, (BRL)	1,080,327
24,630,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 8/20/2015, (IDR)(f)	2,118,710
700,000,000	International Bank for Reconstruction & Development, GMTN, 2.300%, 2/26/2013, (KRW)	605,816

		3,804,853

	Technology – 2.6%
1,090,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	782,075
1,930,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,384,775
1,460,000	First Data Corp., 8.250%, 1/15/2021, 144A	1,306,700
10,000	Seagate HDD Cayman, 6.875%, 5/01/2020	10,275

		3,483,825

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Textile – 1.4%
$2,605,000		Jones Apparel Group, Inc., 6.125%, 11/15/2034	$1,803,962
175,000		Jones Group/Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/2019	157,500

			1,961,462

		Transportation Services – 0.4%
275,000		APL Ltd., 8.000%, 1/15/2024(c)	178,750
640,000		Overseas Shipholding Group, 7.500%, 2/15/2024	337,600

			516,350

		Treasuries – 6.0%
60,937		Hellenic Republic Government Bond, 2.300%, 7/25/2030, (EUR)	14,297
55,000		Hellenic Republic Government Bond, 4.500%, 9/20/2037, (EUR)	14,116
50,000		Hellenic Republic Government Bond, 4.600%, 7/20/2018, (EUR)	14,206
2,240,000		Hellenic Republic Government Bond, 4.700%, 3/20/2024, (EUR)	634,878
150,000		Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	153,462
375,000		Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	374,855
930,000		Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	947,600
65,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	66,300
60,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	64,127
55,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	60,908
301,500	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	2,420,765
10,000,000		Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	231,445
120,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	2,777,334
50,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	32,337
400,000		Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	256,262

			8,062,892

		Wireless – 3.9%
900,000		Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A	558,000
1,595,000		Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/2015, 144A	1,527,212
4,236,000		Sprint Capital Corp., 6.875%, 11/15/2028	3,023,445

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – continued
$5,000	Sprint Capital Corp., 6.900%, 5/01/2019	$4,113
285,000	Sprint Capital Corp., 8.750%, 3/15/2032	230,494

		5,343,264

	Wirelines – 4.9%
665,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	495,425
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	98,800
1,105,000	Cincinnati Bell, Inc., 8.750%, 3/15/2018	1,026,269
1,070,000	Frontier Communications Corp., 9.000%, 8/15/2031	976,375
940,000	Level 3 Escrow, Inc., 8.125%, 7/01/2019, 144A	925,900
1,910,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	1,943,425
320,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	327,200
350,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	269,981
250,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	223,970
300,000	Portugal Telecom International Finance BV, EMTN, 5.625%, 2/08/2016, (EUR)	317,415
25,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	18,524
15,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	11,360

		6,634,644

	Total Non-Convertible Bonds (Identified Cost $106,819,022)	98,946,379

Convertible Bonds – 11.8%

	Automotive – 2.6%
1,465,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(g)	944,925
1,760,000	Ford Motor Co., 4.250%, 11/15/2016	2,523,400

		3,468,325

	Diversified Manufacturing – 0.9%
1,325,000	Trinity Industries, Inc., 3.875%, 6/01/2036	1,295,187

	Healthcare – 0.5%
35,000	Hologic, Inc., (accretes to principal after 12/15/2016), 2.000%, 12/15/2037(g)	38,281
515,000	Omnicare, Inc., 3.750%, 12/15/2025	715,850

		754,131

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Home Construction – 0.1%
$70,000	Lennar Corp., 2.000%, 12/01/2020, 144A	$70,350

	Metals & Mining – 0.3%
210,000	Peabody Energy Corp., 4.750%, 12/15/2066	214,200
165,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	179,644

		393,844

	Pharmaceuticals – 2.1%
1,365,000	Human Genome Sciences, Inc., 3.000%, 11/15/2018	1,218,263
1,515,000	Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	1,588,856

		2,807,119

	Technology – 5.2%
4,155,000	Ciena Corp., 0.875%, 6/15/2017	3,147,412
145,000	Ciena Corp., 3.750%, 10/15/2018, 144A	136,300
40,000	Ciena Corp., 4.000%, 3/15/2015, 144A	39,300
2,930,000	Intel Corp., 2.950%, 12/15/2035	3,050,863
620,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031, 144A	545,600
80,000	SanDisk Corp., 1.500%, 8/15/2017	94,200

		7,013,675

	Textile – 0.1%
150,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016, 144A	141,938

	Total Convertible Bonds (Identified Cost $15,607,071)	15,944,569

	Total Bonds and Notes (Identified Cost $122,426,093)	114,890,948

Senior Loans – 0.4%
	Media Non-Cable – 0.2%
317,336	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(b)	146,371
224,012	Tribune Company, Term Loan X, 5.000%, 6/04/2009(b)(h)(i)	126,246

		272,617

	Wireless – 0.0%
17,815	Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.000%, 11/01/2015(b)(j)	17,949

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued
	Wirelines – 0.2%
$370,146	FairPoint Communications, Inc., New Term Loan B, 6.500%, 1/22/2016(b)	$294,303

	Total Senior Loans (Identified Cost $1,040,267)	584,869

Shares
Preferred Stocks – 4.7%

Convertible Preferred Stocks – 3.6%
	Automotive – 1.1%
41,200	General Motors Co., Series B, 4.750%	1,411,100
2,500	Goodyear Tire & Rubber Co. (The), 5.875%	121,625

		1,532,725

	Banking – 0.0%
25	Bank of America Corp., Series L, 7.250%	19,700

	Construction Machinery – 0.1%
2,213	United Rentals Trust I, 6.500%	104,011

	Consumer Products – 1.7%
55,115	Newell Financial Trust I, 5.250%	2,328,609

	Pipelines – 0.7%
20,675	El Paso Energy Capital Trust I, 4.750%	951,877

	Total Convertible Preferred Stocks (Identified Cost $5,285,815)	4,936,922

Non-Convertible Preferred Stock – 1.1%
	Non-Captive Diversified – 1.1%
78,785	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500% (Identified Cost $2,043,470)	1,448,856

	Total Preferred Stocks (Identified Cost $7,329,285)	6,385,778

Common Stocks – 3.0%
	Automobiles – 0.4%
53,720	Ford Motor Co.(e)	578,027

	Chemicals – 0.0%
1,087	Ashland, Inc.	62,133

	Diversified Telecommunication Services – 0.1%
14,623	FairPoint Communications, Inc.(e)	63,318
593	Hawaiian Telcom Holdco, Inc.(e)	9,132

		72,450

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – 0.2%
46,500	KB Home	$312,480

	Media – 0.0%
388	Dex One Corp.(e)	644
1,835	SuperMedia, Inc.(e)	4,845

		5,489

	Oil, Gas & Consumable Fuels – 0.7%
35,176	El Paso Corp.	934,626

	Pharmaceuticals – 1.6%
6,875	Merck & Co., Inc.	259,188
39,928	Valeant Pharmaceuticals International, Inc.(e)	1,864,238

		2,123,426

	Total Common Stocks (Identified Cost $3,156,125)	4,088,631

Warrants – 0.0%
10,023	FairPoint Communications, Inc., Expiration on 1/24/2018(c)(e)(k) (Identified Cost $0)	—

Principal Amount
Short-Term Investments – 5.0%
$19,916	Repurchase Agreement with State Street Bank and Trust Company, dated 12/30/2011 at 0.000% to be repurchased at $19,916 on 1/03/2012 collateralized by $25,000 U.S. Treasury Bill, due 3/08/2012 valued at $24,999 including accrued interest(l)	19,916
6,664,093	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2011, at 0.000% to be repurchased at $6,664,093 on 1/03/2012 collateralized by $6,790,000 Federal National Mortgage Association, 0.750% due 9/08/2014 valued at $6,798,488 including accrued interest(l)	6,664,093

	Total Short-Term Investments (Identified Cost $6,684,009)	6,684,009

	Total Investments – 97.9% (Identified Cost $140,635,779)(a)	132,634,235
	Other assets less liabilities – 2.1%	2,816,202

	Net Assets – 100.0%	$135,450,437

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by a pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)

Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2011, the net unrealized depreciation on investments based on a cost of $140,677,104 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,894,434
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(13,937,303)

Net unrealized depreciation	$(8,042,869)

(b)	Variable rate security. Rate as of December 31, 2011 is disclosed.
(c)	Illiquid security. At December 31, 2011, the value of these securities amounted to $597,850 or 0.4% of net assets.
(d)	The issuer has made partial payment with respect to interest and/or principal. Income is not being accrued.
(e)	Non-income producing security.
(f)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(g)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)	Issuer has filed for bankruptcy.
(j)	All or a portion of interest payment is paid-in-kind.
(k)	Fair valued security by the Fund’s investment adviser. At December 31, 2011, the value of this security amounted to $0.
(l)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of Rule 144A holdings amounted to $18,033,227 or 13.3% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2011, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Sell	01/31/2012	Euro	2,610,000	$3,378,549	$230,661

1Counterparty is Barclays.

Fair Value Measurement

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Treasuries	$—	$7,399,692	$663,200	$8,062,892
All Other Non-Convertible Bonds*	—	90,883,487	—	90,883,487

Total Non-Convertible Bonds	—	98,283,179	663,200	98,946,379

Convertible Bonds*	—	15,944,569	—	15,944,569

Total Bonds and Notes	—	114,227,748	663,200	114,890,948

Senior Loans*	—	584,869	—	584,869
Preferred Stocks
Convertible Preferred Stocks
Construction Machinery	—	104,011	—	104,011
Consumer Products	—	2,328,609	—	2,328,609
All Other Convertible Preferred Stocks*	2,504,302	—	—	2,504,302

Total Convertible Preferred Stocks	2,504,302	2,432,620	—	4,936,922

Non-Convertible Preferred Stocks*	1,448,856	—	—	1,448,856

Total Preferred Stocks	3,953,158	2,432,620	—	6,385,778

Common Stocks*	4,088,631	—	—	4,088,631
Warrants**	—	—	—	—
Short-Term Investments	—	6,684,009	—	6,684,009

Total Investments	8,041,789	123,929,246	663,200	132,634,235

Forward Foreign Currency Contracts (unrealized appreciation)	—	230,661	—	230,661

Total	$8,041,789	$124,159,907	$663,200	$132,864,896

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Fair valued at zero using Level 3 inputs.

A preferred stock valued at $140,000 was transferred from Level 1 to Level 2 during the period ended December 31, 2011. At September 30, 2011, this security was valued at market price in accordance with the Fund’s valuation policies; at December 31, 2011, this security was valued on the basis of evaluated bids furnished to the Fund by a pricing service.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2011
Bonds and Notes
Non-Convertible Bonds
Consumer Cyclical Services	$843,525	$—	$—	$—	$—	$—	$—	$(843,525)	$—	$—
Treasuries	27,508	13,229	—	(346,162)	—	—	968,625	—	663,200	(346,162)
Warrants***	—	—	—	—	—	—	—	—	—	—

Total	$871,033	$13,229	$—	$(346,162)	$—	$—	$968,625	$(843,525)	$663,200	$(346,162)

***	Fair valued at zero using Level 3 inputs.

A debt security valued at $843,525 was transferred from Level 3 to Level 2 during the period ended December 31, 2011. At September 30, 2011, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at December 31, 2011, this security was valued on the basis of evaluated bids furnished to the Fund by a pricing service.

Debt securities valued at $968,625 were transferred from Level 2 to Level 3 during the period ended December 31, 2011. At September 30, 2011, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service; at December 31, 2011, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2011, the Fund engaged in forward foreign currency transactions for hedging purposes.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of December 31, 2011, the Fund did not hold any derivative positions (including open trades) subject to credit-risk-related contingent features that were in a net liability position by counterparty.

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of December 31, 2011, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $230,661 and the amount of loss that the Fund would incur after taking into account master netting arrangement is $230,661.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to a Fund from counterparty default should be limited to the extent a Fund is undercollateralized. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The following is a summary of derivative instruments for the Fund, as of December 31, 2011:

Asset Derivatives	Foreign Exchange Contracts
Forwards (unrealized appreciation)	$230,661

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at December 31, 2011 (Unaudited)

Technology	7.8%
Treasuries	6.0
Home Construction	5.5
Wirelines	5.1
Pharmaceuticals	4.5
Banking	4.1
Wireless	3.9
Collateralized Mortgage Obligations	3.8
Automotive	3.7
Non-Captive Consumer	3.7
Media Non-Cable	3.1
Gaming	3.1
Building Materials	3.0
Healthcare	2.8
Supranational	2.8
Electric	2.4
Non-Captive Diversified	2.4
Metals & Mining	2.3
Chemicals	2.1
ABS Home Equity	2.1
Other Investments, less than 2% each	18.7
Short-Term Investments	5.0

Total Investments	97.9
Other assets less liabilities (including open forward foreign currency contracts)	2.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2011 (Unaudited)

Loomis Sayles International Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 96.7% of Net Assets

	Argentina – 0.6%
$140,050	Argentina Government International Bond, 8.280%, 12/31/2033(d)	$102,237
	Brazil – 0.7%
100,000	Telemar Norte Leste S.A., 5.125%, 12/15/2017, 144A, (EUR)	126,121
	Canada – 6.9%
95,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	105,472
165,000	Corus Entertainment, Inc., 7.250%, 2/10/2017, 144A, (CAD)	168,442
25,000,000	Province of Quebec Canada, 1.600%, 5/09/2013, (JPY)	328,385
150,000	Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)	207,567
200,000	Province of Quebec Canada, Series 169, EMTN, 3.625%, 2/10/2015, (EUR)	276,090
95,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	102,166
60,000	Videotron Ltee, 6.875%, 7/15/2021, 144A, (CAD)	58,898
		1,247,020
	Cayman Islands – 0.6%
119,000	Fibria Overseas Finance Ltd., 7.500%, 5/04/2020, 144A	116,323
	China – 1.1%
150,000	Credit Suisse London, EMTN, 5.125%, 9/18/2017, (EUR)	207,337
	Colombia – 0.5%
160,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	86,607
	Denmark – 0.7%
645,000	Kingdom of Denmark, 4.000%, 11/15/2015, (DKK)	127,897
	Finland – 0.3%
35,000	Finland Government Bond, 3.125%, 9/15/2014, (EUR)	48,312
	France – 1.8%
100,000	Alstom S.A., 4.125%, 2/01/2017, (EUR)	128,164
150,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	141,673
50,000	Lafarge S.A., EMTN, 5.375%, 6/26/2017, (EUR)	56,624
		326,461

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Germany – 6.1%
45,000	Bundesobligation, 1.250%, 10/14/2016, (EUR)	$59,508
200,000	Bundesobligation, 2.250%, 4/10/2015, (EUR)	273,993
275,000	Bundesrepublik Deutschland, 3.000%, 7/04/2020, (EUR)	394,500
145,000	Bundesrepublik Deutschland, 3.250%, 1/04/2020, (EUR)	211,626
80,000	Bundesrepublik Deutschland, 3.750%, 7/04/2013, (EUR)	109,214
30,000	Bundesrepublik Deutschland, 4.000%, 1/04/2037, (EUR)	49,903
		1,098,744
	Italy – 5.9%
100,000	Finmeccanica SpA, EMTN, 4.875%, 3/24/2025, (EUR)	84,502
670,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 9/01/2020, (EUR)	722,534
210,000	Italy Buoni Poliennali Del Tesoro, 4.750%, 9/15/2016, (EUR)	258,706
		1,065,742
	Japan – 21.8%
47,000,000	Japan Finance Organization for Municipal Enterprises, 1.350%, 11/26/2013, (JPY)	623,444
53,000,000	Japan Government Five Year Bond, 0.700%, 6/20/2014, (JPY)	697,526
63,000,000	Japan Government Ten Year Bond, 1.300%, 3/20/2019, (JPY)(c)	858,894
59,000,000	Japan Government Ten Year Bond, 1.700%, 9/20/2017, (JPY)	821,306
59,000,000	Japan Government Twenty Year Bond, 2.000%, 9/20/2025, (JPY)	826,645
9,000,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)	123,974
		3,951,789
	Jersey – 0.9%
100,000	WPP 2008 Ltd., 6.000%, 4/04/2017, (GBP)	171,978
	Korea – 0.4%
3,600,000	Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	80,061
	Luxembourg – 1.6%
100,000	Enel Finance International S.A., EMTN, 5.625%, 8/14/2024, (GBP)	136,700
50,000	FMC Finance VIII S.A., 6.500%, 9/15/2018, 144A, (EUR)	69,162
75,000	Telecom Italia Finance S.A.,EMTN, 7.750%, 1/24/2033, (EUR)	85,104
		290,966

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

		Malaysia – 0.7%
370,000		Malaysia Government Bond, 4.262%, 9/15/2016, (MYR)	$121,473
		Mexico – 4.1%
100,000		America Movil SAB de CV, EMTN, 4.125%, 10/25/2019, (EUR)	133,429
160,000		Axtel SAB de CV, 9.000%, 9/22/2019, 144A	119,200
100,000		BBVA Bancomer S.A., 7.250%, 4/22/2020, 144A	100,000
15,000	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	107,335
37,500	(††)	Mexican Fixed Rate Bonds, Series M-30, 8.500%, 11/18/2038, (MXN)	290,037
			750,001
		Netherlands – 5.5%
45,000		Deutsche Telekom International Finance BV, EMTN, 4.875%, 4/22/2025, (EUR)	61,400
50,000		EDP Finance BV, EMTN, 4.750%, 9/26/2016, (EUR)	53,711
50,000		EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	64,838
300,000		Kingdom of Netherlands, 4.500%, 7/15/2017, (EUR)(c)	447,409
100,000		Koninklijke KPN NV, GMTN, 5.625%, 9/30/2024, (EUR)	144,097
50,000		Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	44,794
100,000		RWE Finance BV, EMTN, 5.500%, 7/06/2022, (GBP)	174,163
			990,412
		Norway – 3.3%
30,000		Eksportfinans ASA, 2.000%, 9/15/2015	24,851
1,800,000		Norwegian Government, 4.250%, 5/19/2017, (NOK)	335,722
1,250,000		Norwegian Government, 4.500%, 5/22/2019, (NOK)	240,204
			600,777
		Philippines – 0.6%
5,000,000		Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	115,722
		Singapore – 2.1%
195,000		Singapore Government Bond, 1.625%, 4/01/2013, (SGD)	152,724
95,000		Singapore Government Bond, 2.250%, 7/01/2013, (SGD)	75,333
180,000		Singapore Government Bond, 2.250%, 6/01/2021, (SGD)	146,449
			374,506

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	South Africa – 0.8%
150,000	Edcon Proprietary Ltd., 4.676%, 6/15/2014, 144A, (EUR)(b)	$143,176
	Spain – 2.5%
185,000	Spain Government Bond, 4.100%, 7/30/2018, (EUR)	232,110
175,000	Spain Government Bond, 5.500%, 4/30/2021, (EUR)	231,431
		463,541
	Supranationals – 7.1%
40,000,000	Asian Development Bank, EMTN, 2.350%, 6/21/2027, (JPY)	578,209
921,000,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	90,937
1,090,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 8/20/2015, (IDR)	93,763
5,700,000	Inter-American Development Bank, EMTN, 4.750%, 1/10/2014, (INR)	104,957
30,000,000	Nordic Investment Bank, Series C, GMTN, 1.700%, 4/27/2017, (JPY)	414,782
		1,282,648
	United Arab Emirates – 0.5%
100,000	DP World Ltd., 6.850%, 7/02/2037, 144A	90,500
	United Kingdom – 7.3%
100,000	Anglo American Capital PLC, 4.375%, 12/02/2016, (EUR)	137,783
50,000	British Sky Broadcasting Group PLC, EMTN, 6.000%, 5/21/2027, (GBP)	88,026
105,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	174,339
50,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	88,304
100,000	Standard Chartered Bank, Series 17, EMTN, 5.875%, 9/26/2017, (EUR)	127,313
160,000	United Kingdom Treasury, 4.000%, 9/07/2016, (GBP)	284,137
115,000	United Kingdom Treasury, 4.750%, 12/07/2038, (GBP)	238,496
95,000	United Kingdom Treasury, 5.000%, 3/07/2025, (GBP)	192,499
		1,330,897
	United States – 11.2%
100,000	BA Credit Card Trust, Series 04A1, 4.500%, 6/17/2016, (EUR)	134,556
50,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	87,633
15,000,000	Citigroup, Inc., 2.400%, 10/31/2025, (JPY)	167,913
150,000	Frontier Communications Corp., 9.000%, 8/15/2031	136,875

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	United States – continued
50,000	Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038, (GBP)	$62,042
45,000	HCA, Inc., 8.360%, 4/15/2024	42,525
200,000	HSBC Finance Corp., EMTN, 4.500%, 6/14/2016, (EUR)	266,067
100,000	JPMorgan Chase & Co., EMTN, 4.375%, 1/30/2014, (EUR)	133,264
150,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	142,219
130,000	Morgan Stanley, 5.375%, 11/14/2013, (GBP)	200,091
140,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	128,100
40,000	NII Capital Corp., 7.625%, 4/01/2021	39,700
75,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	72,375
35,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	33,950
100,000	Wachovia Corp., EMTN, 4.375%, 11/27/2018, (EUR)	119,156
100,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	147,949
100,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	122,526
		2,036,941
	Uruguay – 1.1%
4,026,911	Uruguay Government International Bond, 4.375%, 12/15/2028, (UYU)	201,304
	Total Bonds and Notes (Identified Cost $17,775,545)	17,549,493
	Total Investments – 96.7% (Identified Cost $17,775,545)(a)	17,549,493
	Other assets less liabilities – 3.3%	598,577
	Net Assets – 100.0%	$18,148,070

(‡	)	Principal amount stated in U.S. dollars unless otherwise noted.
(†	)

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.
Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security.
Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.
Swap agreements are valued based on mid prices supplied by a pricing service, if available, or quotations obtained from broker-dealers.
Investments in other open-end investment companies are valued at their net asset value each day.
Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††	)	Amount shown represents units. One unit represents a principal amount of 100.
(a	)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At December 31, 2011, the net unrealized depreciation on investments based on a cost of $17,831,361 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$697,504
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(979,372)

Net unrealized depreciation	$(281,868)

(b	)	Variable rate security. Rate as of December 31, 2011 is disclosed.
(c	)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(d	)	All or a portion of interest payment is paid-in-kind.
144A		All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of Rule 144A holdings amounted to $1,355,752 or 7.5% of net assets.
EMTN		Euro Medium Term Note
GMTN		Global Medium Term Note
CAD		Canadian Dollar
COP		Colombian Peso
DKK		Danish Krone
EUR		Euro
GBP		British Pound
IDR		Indonesian Rupiah
INR		Indian Rupee
JPY		Japanese Yen
MXN		Mexican Peso
MYR		Malaysian Ringgit
NOK		Norwegian Krone
PHP		Philippine Peso
SGD		Singapore Dollar
UYU		Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies and to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts. At December 31, 2011, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	03/28/2012	British Pound	156,000	$242,070	$(77)
Buy[2]	03/21/2012	Canadian Dollar	720,000	705,538	(663)
Buy[3]	03/21/2012	Euro	75,000	97,135	(262)
Sell[3]	03/21/2012	Euro	75,000	97,135	706
Buy[4]	03/21/2012	Japanese Yen	67,000,000	871,677	8,609
Sell[4]	03/21/2012	Japanese Yen	19,000,000	247,192	(3,198)
Buy[4]	02/21/2012	Malaysian Ringgit	775,000	243,764	(1,334)
Sell[4]	02/21/2012	Malaysian Ringgit	150,000	47,180	34
Sell[4]	02/21/2012	Malaysian Ringgit	195,000	61,334	(206)
Buy[1]	01/31/2012	New Zealand Dollar	238,000	184,931	338
Sell[1]	01/31/2012	New Zealand Dollar	238,000	184,931	9,094
Buy[3]	03/12/2012	South Korean Won	226,130,000	195,402	(3,577)
Buy[1]	03/12/2012	South Korean Won	416,000,000	359,471	(6,549)
Sell[3]	03/12/2012	South Korean Won	54,000,000	46,662	51
Buy[2]	03/06/2012	Swiss Franc	220,000	234,505	(5,120)
Buy[3]	02/02/2012	Turkish Lira	425,000	222,811	(13,313)
Sell[3]	02/02/2012	Turkish Lira	425,000	222,811	11,966

Total					$(3,501)

1Counterparty is Barclays.

2Counterparty is UBS AG.

3Counterparty is Credit Suisse.

4Counterparty is JPMorgan Chase.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Supranationals	$—	$1,177,691	$104,957	$1,282,648
All Other Bonds and Notes*	—	16,266,845	—	16,266,845

Total Bonds and Notes	—	17,444,536	104,957	17,549,493

Forward Foreign Currency Contracts (unrealized appreciation)	—	30,798	—	30,798

Total	$—	$17,475,334	$104,957	$17,580,291

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(34,299)	$—	$ (34,299)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2011
Bonds and Notes
Non-Convertible Bonds
Supranationals	$118,679	$35	$—	$(13,757)	$—	$—	$—	$—	$104,957	$(13,756)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2011, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of December 31, 2011, the fair value of derivative positions (including open trades) subject to credit-risk-related contingent features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Credit Suisse	$(4,429)	$—
UBS AG	(5,783)	—

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of December 31, 2011, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $30,798 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $6,711.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The following is a summary of derivative instruments for the Fund, as of December 31, 2011:

Asset Derivatives	Foreign Exchange Contracts
Forwards (unrealized appreciation)	$30,798

Liability Derivatives	Foreign Exchange Contracts
Forwards (unrealized depreciation)	$(34,299)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at December 31, 2011 (Unaudited)

Treasuries	48.5%
Banking	7.8
Supranational	7.1
Wirelines	4.8
Local Authorities	4.5
Government Guaranteed	3.4
Electric	2.9
Media Non-Cable	2.8
Wireless	2.3
Other Investments, less than 2% each	12.6
Total Investments	96.7
Other assets less liabilities (including open forward foreign currency contracts)	3.3
Net Assets	100.0%

Currency Exposure at December 31, 2011 (Unaudited)

Euro	34.1%
Japanese Yen	30.0
British Pound	11.6
United States Dollar	5.5
Norwegian Krone	3.2
Canadian Dollar	2.4
Mexican Peso	2.2
Singapore Dollar	2.1
Other, less than 2% each	5.6

Total Investments	96.7
Other assets less liabilities (including open forward foreign currency contracts)	3.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2011 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 93.6% of Net Assets

Non-Convertible Bonds – 89.3%

	ABS Car Loan – 0.8%
$5,153,750	Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A, 0.425%, 8/20/2013, 144A(b)	$5,106,435
831,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-2A, Class B, 5.740%, 8/20/2014, 144A	859,616
4,590,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class B, 6.740%, 5/20/2016, 144A	5,004,018
2,889,250	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	2,962,742
18,620,000	Chesapeake Funding LLC, Series 2009-2A, Class B, 2.028%, 9/15/2021, 144A(b)	18,757,430
16,736,000	Chesapeake Funding LLC, Series 2009-2A, Class C, 2.028%, 9/15/2021, 144A(b)	16,781,376
19,574,000	Ford Auto Securitization Trust, Series 2010-R3A, Class A3, 2.714%, 9/15/2015, 144A, (CAD)	19,450,071
5,481,000	Ford Auto Securitization Trust, Series 2010-R3A, Class D, 4.526%, 3/15/2017, 144A, (CAD)	5,468,357
8,333,000	Merrill Auto Trust Securitization Asset, Series 2008-1, Class B, 6.750%, 4/15/2015	8,470,993

		82,861,038

	ABS Credit Card – 0.8%
28,592,000	Chase Issuance Trust, Series 2007-B1, Class B1, 0.528%, 4/15/2019(b)	27,504,020
19,182,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class B, 5.390%, 11/15/2017, 144A	20,996,387
9,787,000	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 7/15/2014	9,853,707
14,465,000	MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1, 4.450%, 8/15/2016	15,371,306
2,324,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class B, 6.750%, 4/15/2019	2,566,937

		76,292,357

	ABS Other – 1.7%
1,664,000	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	1,600,795
8,529,950	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	8,580,666
40,157,712	Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A	41,020,994
4,322,432	Sierra Receivables Funding Co., Series 2009-3A, Class A1, 7.620%, 7/20/2026, 144A	4,329,916
38,096,779	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	39,941,216
41,387,817	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	46,847,921
16,154,975	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	15,607,674

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Other – continued
$17,307,700	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	$17,419,208

		175,348,390

	Airlines – 2.8%
7,867,489	American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 1/02/2021	8,309,956
307,868	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	306,713
895,042	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.648%, 3/15/2019	914,017
942,774	Continental Airlines Pass Through Trust, Series 1999-1, Class A, 6.545%, 8/02/2020	981,616
8,816,189	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	9,443,902
1,749,519	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,874,084
3,122,083	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	3,129,982
55,725,876	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	58,021,783
11,512,983	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	10,792,846
26,779,093	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	29,457,002
20,051,663	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	21,355,021
1,907,491	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,990,848
14,333,716	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	14,064,242
35,655,632	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	38,329,805
2,707,898	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	2,816,214
21,186,690	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	22,563,825
6,717,300	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	6,389,496
7,277,000	Qantas Airways Ltd., 6.050%, 4/15/2016, 144A	7,514,347
24,732,136	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	24,732,136
6,185,082	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	6,841,938
17,386,000	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 4/22/2025	16,516,700

		286,346,473

	Automotive – 1.2%
40,992,000	Cummins, Inc., 5.650%, 3/01/2098	40,183,761
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,425,087

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$1,948,000	Ford Motor Co., 6.375%, 2/01/2029	$2,001,301
125,000	Ford Motor Co., 6.500%, 8/01/2018	131,875
255,000	Ford Motor Co., 6.625%, 2/15/2028	268,215
5,074,000	Ford Motor Co., 6.625%, 10/01/2028	5,342,719
8,544,000	Ford Motor Co., 7.450%, 7/16/2031	10,252,800
240,000	Ford Motor Co., 7.500%, 8/01/2026	255,000
40,126,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	43,679,518
338,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	358,392
5,319,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	5,717,925
4,540,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	5,151,125

		119,767,718

	Banking – 9.9%
22,547,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	29,358,246
7,200,000	American Express Centurion Bank, Series BKN1, 6.000%, 9/13/2017	8,141,818
35,878,000	Associates Corp. of North America, 6.950%, 11/01/2018	38,986,219
3,590,000	Bank of America Corp., 5.420%, 3/15/2017	3,238,934
9,805,000	Bank of America Corp., 6.000%, 9/01/2017	9,575,837
2,393,000	Bank of America Corp., 7.625%, 6/01/2019	2,474,881
11,100,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	10,110,268
5,000,000	Bank of America Corp., MTN, 6.750%, 9/09/2013, (AUD)	5,026,414
17,249,000	Bank of America NA, 5.300%, 3/15/2017	15,557,063
7,110,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	6,213,603
337,230,000,000	Barclays Financial LLC, EMTN, 8.250%, 10/27/2014, (IDR)	35,912,066
2,173,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	2,221,503
370,000	BNP Paribas/Australia, 7.000%, 5/24/2016, (AUD)	361,030
8,994,000	Capital One Financial Corp., 6.150%, 9/01/2016	9,358,545
6,473,000	Citigroup, Inc., 5.000%, 9/15/2014	6,406,380
2,700,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	1,880,605

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$14,680,000	Citigroup, Inc., 5.500%, 2/15/2017	$14,790,805
1,297,000	Citigroup, Inc., 5.850%, 12/11/2034	1,278,586
2,740,000	Citigroup, Inc., 5.875%, 2/22/2033	2,298,167
19,875,000	Citigroup, Inc., 6.125%, 5/15/2018	21,154,095
8,705,000	Citigroup, Inc., 6.125%, 8/25/2036	7,529,912
72,682,000	Citigroup, Inc., 6.375%, 8/12/2014	76,281,285
2,398,000	Citigroup, Inc., EMTN, (fixed rate to 11/30/2012, variable rate thereafter), 3.625%, 11/30/2017, (EUR)	2,471,745
63,845,000	Citigroup, Inc., MTN, 5.500%, 10/15/2014	65,635,661
3,546,000	First Niagara Finance Group, Inc., 6.750%, 3/19/2020	3,734,051
1,174,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	1,059,325
98,890,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	92,018,431
6,645,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	6,558,774
1,527,000	HBOS PLC, 6.000%, 11/01/2033, 144A	934,145
700,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	609,000
67,364,716,380	JPMorgan Chase & Co., Zero Coupon, 4/12/2012, 144A, (IDR)	7,256,891
12,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	1,281,588
16,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,790,659
100,000	Keybank NA, 6.950%, 2/01/2028	110,868
9,787,000	Lloyds TSB Bank PLC, EMTN, 4.570%, 10/13/2015, (CAD)	9,082,144
81,622,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	68,298,025
6,479,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	5,950,229
4,300,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	4,053,004
93,791,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	72,306,765
24,887,000	Merrill Lynch & Co., Inc., 6.220%, 9/15/2026	20,528,440
9,780,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	4,718,938
3,132,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	2,969,524
11,641,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	11,477,316

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$40,126,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	$30,790,927
2,652,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	2,567,942
18,273,000	Morgan Stanley, 4.750%, 4/01/2014	18,000,495
110,093,000	Morgan Stanley, 5.500%, 7/24/2020	100,099,858
5,900,000	Morgan Stanley, 5.750%, 1/25/2021	5,503,555
1,510,000	Morgan Stanley, EMTN, 5.450%, 1/09/2017	1,453,774
5,400,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	4,915,485
24,100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	23,943,106
36,756,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	34,038,960
5,187,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	5,121,867
9,699,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	9,240,586
2,789,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	4,134,112
2,875,000	National City Bank of Indiana, 4.250%, 7/01/2018	2,895,585
8,638,000	National City Corp., 6.875%, 5/15/2019	9,707,989
4,600,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	4,391,501
16,175,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	15,532,998
16,392,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	13,927,905
3,300,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	3,369,016
17,861,000	Standard Chartered PLC, 5.500%, 11/18/2014, 144A	18,907,512

		999,544,958

	Brokerage – 1.5%
59,450,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	56,628,860
44,990,000	Cantor Fitzgerald LP, 7.875%, 10/15/2019, 144A(c)	43,386,556
11,813,000	Jefferies Group, Inc., 6.250%, 1/15/2036	9,659,443
44,188,000	Jefferies Group, Inc., 8.500%, 7/15/2019	44,850,820

		154,525,679

	Building Materials – 1.3%
6,640,000	Masco Corp., 4.800%, 6/15/2015	6,587,863

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Building Materials – continued
$10,942,000	Masco Corp., 5.850%, 3/15/2017	$10,922,501
6,616,000	Masco Corp., 6.125%, 10/03/2016	6,789,359
4,808,000	Masco Corp., 6.500%, 8/15/2032	4,300,492
29,341,000	Masco Corp., 7.125%, 3/15/2020	29,611,641
4,923,000	Masco Corp., 7.750%, 8/01/2029	4,778,599
24,394,000	Owens Corning, Inc., 6.500%, 12/01/2016	26,623,172
41,379,000	Owens Corning, Inc., 7.000%, 12/01/2036	42,292,069
1,037,000	USG Corp., 6.300%, 11/15/2016	808,860

		132,714,556

	Chemicals – 0.5%
34,763,000	Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	44,008,984
3,469,000	Cytec Industries, Inc., 6.000%, 10/01/2015	3,791,083
2,349,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	2,418,756

		50,218,823

	Collateralized Mortgage Obligations – 0.0%
1,203,876	GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1, 2.767%, 4/25/2035(b)	945,995
2,553,189	WaMu Mortgage Pass Through Certificates, Series 2007-OA6, Class 2A, 2.468%, 7/25/2047(b)	1,315,464
82,991	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1, 2.743%, 9/25/2036(b)	55,257

		2,316,716

	Commercial Mortgage-Backed Securities – 3.8%
7,927,364	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	8,347,689
33,167,701	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	35,179,421
12,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	12,702,936
62,292,812	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.902%, 6/15/2039(b)	65,396,240
34,381,273	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.987%, 9/15/2039(b)	35,921,795
6,711,090	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	7,001,928
57,694,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	63,656,040
23,544,272	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	25,399,066

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Commercial Mortgage-Backed Securities – continued
$15,789,051	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.475%, 4/15/2043	$17,368,667
59,341,803	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 6.004%, 6/15/2049(b)	63,064,136
21,524,263	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	23,268,826
3,131,798	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 6.067%, 6/15/2038(b)	3,512,387
1,311,441	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	1,379,379
9,786,870	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.984%, 8/12/2045, 144A(b)	9,614,230
6,851,000	Vornado DP LLC, Series 2010-VNO, Class D, 6.356%, 9/13/2028, 144A	6,802,166
3,621,142	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	3,968,044

		382,582,950

	Construction Machinery – 0.3%
23,638,000	Case New Holland, Inc., 7.750%, 9/01/2013	25,115,375
6,787,000	Toro Co., 6.625%, 5/01/2037(c)	7,095,327

		32,210,702

	Consumer Cyclical Services – 0.1%
6,955,000	Western Union Co. (The), 6.200%, 11/17/2036	7,400,259
196,000	Western Union Co. (The), 6.200%, 6/21/2040	209,889

		7,610,148

	Consumer Products – 0.2%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	8,200,713
11,754,000	Snap-on, Inc., 6.700%, 3/01/2019	14,627,982

		22,828,695

	Distributors – 0.8%
9,787,000	EQT Corp., 8.125%, 6/01/2019	11,479,848
60,038,000	Equitable Resources, Inc., 6.500%, 4/01/2018	66,942,730
5,740,000	ONEOK, Inc., 6.000%, 6/15/2035	6,143,769

		84,566,347

	Diversified Manufacturing – 1.3%
1,395,000	Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,689,740

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Diversified Manufacturing – continued
$2,814,000	Textron Financial Corp., 5.400%, 4/28/2013	$2,894,860
1,181,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	1,222,600
18,800,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	24,371,228
78,795,000	Textron, Inc., 5.950%, 9/21/2021	83,108,632
11,040,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	18,372,368

		131,659,428

	Electric – 3.0%
35,959,293	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	39,530,051
46,556,000	Ameren Illinois Co., 6.250%, 4/01/2018	53,751,928
39,539,000	AmerenEnergy Generating Co., Series H, 7.000%, 4/15/2018	40,764,709
489,000	Baltimore Gas & Electric Co., 5.200%, 6/15/2033	534,771
11,503,547	Bruce Mansfield Unit, 6.850%, 6/01/2034	12,500,955
17,435,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	19,179,198
18,687,000	Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036	19,915,297
876,000	Commonwealth Edison Co., 4.700%, 4/15/2015	958,370
12,185,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	9,294,718
3,300,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	2,775,904
1,000,000	EDP Finance BV, EMTN, 4.625%, 6/13/2016, (EUR)	1,083,148
900,000	EDP Finance BV, EMTN, 5.875%, 2/01/2016, (EUR)	1,001,802
979,000	Empresa Nacional de Electricidad S.A. (Endesa-Chile), 8.350%, 8/01/2013	1,069,578
4,491,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	5,593,127
19,600,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	15,774,982
3,603,000	Exelon Corp., 4.900%, 6/15/2015	3,882,157
1,864,000	ITC Holdings Corp., 5.875%, 9/30/2016, 144A	2,122,132
7,932,880	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(c)	8,034,976
1,532,000	Ohio Edison Co., 6.875%, 7/15/2036	1,857,679
50,026,000	Southwestern Electric Power Co., 6.450%, 1/15/2019	58,395,800
1,075,000	White Pine Hydro LLC, 6.310%, 7/10/2017(c)	1,156,044

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – continued
$1,600,000	White Pine Hydro LLC, 6.960%, 7/10/2037(c)	$1,722,496

		300,899,822

	Entertainment – 0.1%
494,000	Time Warner, Inc., 7.625%, 4/15/2031	637,695
323,000	Time Warner, Inc., 7.700%, 5/01/2032	421,414
3,616,000	Viacom, Inc., 6.125%, 10/05/2017	4,180,255

		5,239,364

	Financial Other – 0.9%
58,115,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	54,754,791
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	33,069,904

		87,824,695

	Food & Beverage – 0.1%
2,450,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	4,294,009
8,446,000	Corn Products International, Inc., 6.625%, 4/15/2037	10,041,694

		14,335,703

	Government Guaranteed – 0.6%
12,910,000	Instituto de Credito Oficial, EMTN, 4.530%, 3/17/2016, (CAD)	11,531,244
13,005,000	Instituto de Credito Oficial, MTN, 5.500%, 10/11/2012, (AUD)	12,905,930
11,311,000	Instituto de Credito Oficial, MTN, 6.125%, 2/27/2014, (AUD)	10,772,919
31,142,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	27,725,290

		62,935,383

	Government Owned – No Guarantee – 1.4%
3,720,000	Abu Dhabi National Energy Co., 6.500%, 10/27/2036, 144A	3,654,900
36,975,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	42,336,375
58,060,000	DP World Ltd., 6.850%, 7/02/2037, 144A	52,544,300
26,030,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	2,777,969
27,800,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	3,043,207
22,478,000	Federal Home Loan Mortgage Corp., 1.625%, 4/15/2013	22,855,720
15,170,000	Korea Gas Corp., 6.000%, 7/15/2014, 144A	16,289,698

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Government Owned – No Guarantee – continued
$1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	$1,325,133

		144,827,302

	Government Sponsored – 0.7%
66,200,000	Federal Home Loan Bank, 1.875%, 6/21/2013	67,679,835

	Health Insurance – 0.0%
1,569,000	CIGNA Corp., 7.875%, 5/15/2027	1,876,593
1,174,000	CIGNA Corp., (Step to 8.080% on 1/15/2023), 8.300%, 1/15/2033(d)	1,430,660

		3,307,253

	Healthcare – 1.3%
42,555,000	Aristotle Holding, Inc., 4.750%, 11/15/2021, 144A	44,034,680
7,692,000	Boston Scientific Corp., 6.000%, 1/15/2020	8,586,880
7,374,000	Covidien International Finance S.A., 6.000%, 10/15/2017	8,738,197
17,416,000	Express Scripts, Inc., 6.250%, 6/15/2014	18,982,325
9,459,000	Express Scripts, Inc., 7.250%, 6/15/2019	11,271,997
9,278,000	HCA, Inc., 5.750%, 3/15/2014	9,463,560
1,908,000	HCA, Inc., 6.250%, 2/15/2013	1,946,160
3,729,000	HCA, Inc., 6.375%, 1/15/2015	3,798,919
3,929,000	HCA, Inc., 6.500%, 2/15/2016	3,987,935
357,000	HCA, Inc., 6.750%, 7/15/2013	368,603
2,936,000	HCA, Inc., 7.050%, 12/01/2027	2,462,570
2,241,000	HCA, Inc., 7.190%, 11/15/2015	2,241,000
2,109,000	HCA, Inc., 7.500%, 12/15/2023	1,887,555
1,282,000	HCA, Inc., 7.500%, 11/06/2033	1,108,930
3,807,000	HCA, Inc., 7.690%, 6/15/2025	3,369,195
4,164,000	HCA, Inc., 8.360%, 4/15/2024	3,934,980
1,199,000	HCA, Inc., MTN, 7.580%, 9/15/2025	1,061,115
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	2,672,995
2,256,000	Owens & Minor, Inc., 6.350%, 4/15/2016(c)	2,449,754

		132,367,350

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Home Construction – 0.1%
$2,006,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	$1,955,850
2,546,000	Pulte Group, Inc., 5.200%, 2/15/2015	2,380,510
9,200,000	Pulte Group, Inc., 6.000%, 2/15/2035	6,106,500
3,567,000	Pulte Group, Inc., 6.375%, 5/15/2033	2,470,148

		12,913,008

	Independent Energy – 0.1%
11,930,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	13,828,469

	Industrial Other – 0.1%
4,893,000	Worthington Industries, Inc., 6.500%, 4/15/2020	5,349,478

	Life Insurance – 1.0%
5,500,000	American International Group, Inc., EMTN, 5.000%, 4/26/2023, (GBP)	6,770,847
6,910,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	6,758,084
2,036,000	American International Group, Inc., Series MP, GMTN, 5.450%, 5/18/2017	1,945,683
9,777,000	ASIF III Jersey Ltd., Series 2003-G, EMTN, 4.750%, 9/11/2013, (EUR)	12,670,843
5,050,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	4,769,653
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	15,167,355
10,971,000	MetLife, Inc., 6.400%, 12/15/2066	10,381,331
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	9,666,378
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	6,639,370
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,209,385
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	17,765,209
4,732,000	Unum Group, 7.125%, 9/30/2016	5,399,718

		101,143,856

	Local Authorities – 2.5%
7,448,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	6,302,845
99,450,000	New South Wales Treasury Corp., 5.500%, 8/01/2013, (AUD)	104,269,578
47,456,000	New South Wales Treasury Corp., 6.000%, 5/01/2012, (AUD)	48,833,606
30,476,000	New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012, (AUD)	31,341,833

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Local Authorities – continued
17,930,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	$19,461,712
18,615	Province of Alberta, 5.930%, 9/16/2016, (CAD)	20,487
489,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	672,951
29,791,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	25,602,501
19,163,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	20,377,058

		256,882,571

	Lodging – 1.0%
52,516,000	Choice Hotels International, Inc., 5.700%, 8/28/2020	54,607,450
4,522,000	Wyndham Worldwide Corp., 5.750%, 2/01/2018	4,787,084
13,286,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	14,327,623
23,518,000	Wyndham Worldwide Corp., 7.375%, 3/01/2020	26,842,857

		100,565,014

	Media Cable – 1.2%
2,923,000	Comcast Corp., 6.950%, 8/15/2037	3,718,956
17,832,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	19,177,167
4,101,000	Time Warner Cable, Inc., 5.850%, 5/01/2017	4,670,334
78,178,000	Time Warner Cable, Inc., 6.750%, 7/01/2018	92,853,183

		120,419,640

	Media Non-Cable – 0.1%
7,536,000	News America, Inc., 6.150%, 3/01/2037	8,237,699
4,482,000	News America, Inc., 8.150%, 10/17/2036	5,638,401

		13,876,100

	Metals & Mining – 1.7%
20,000,000	Alcoa, Inc., 5.400%, 4/15/2021	20,037,300
15,060,000	Alcoa, Inc., 5.870%, 2/23/2022	15,169,667
6,000,000	Alcoa, Inc., 5.900%, 2/01/2027	5,932,482
5,505,000	Alcoa, Inc., 5.950%, 2/01/2037	5,220,991
28,838,000	Alcoa, Inc., 6.150%, 8/15/2020	29,961,990
5,804,000	Alcoa, Inc., 6.750%, 1/15/2028	5,968,004

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Metals & Mining – continued
$430,000	ArcelorMittal, 5.500%, 3/01/2021	$394,701
7,080,000	ArcelorMittal, 6.125%, 6/01/2018	6,991,939
30,735,000	ArcelorMittal, 6.750%, 3/01/2041	27,637,834
9,915,000	ArcelorMittal, 7.000%, 10/15/2039	9,214,148
3,181,000	Rio Tinto Alcan, Inc., 5.750%, 6/01/2035	3,760,896
1,943,000	United States Steel Corp., 6.050%, 6/01/2017	1,855,565
4,612,000	United States Steel Corp., 6.650%, 6/01/2037	3,597,360
31,210,000	United States Steel Corp., 7.000%, 2/01/2018	30,897,900
3,655,000	Vale Overseas Ltd., 6.875%, 11/21/2036	4,161,404

		170,802,181

	Mortgage Related – 0.0%
87,853	FHLMC, 5.000%, 12/01/2031	94,713
14,060	FNMA, 6.000%, 7/01/2029	15,673

		110,386

	Non-Captive Consumer – 1.5%
62,425(††)	SLM Corp., 6.000%, 12/15/2043	1,184,670
6,342,000	SLM Corp., MTN, 5.050%, 11/14/2014	6,255,115
347,000	SLM Corp., MTN, 5.125%, 8/27/2012	348,770
641,000	SLM Corp., MTN, 8.000%, 3/25/2020	647,410
4,796,000	SLM Corp., Series A, MTN, 0.718%, 1/27/2014(b)	4,335,517
9,224,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	9,224,000
6,547,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	6,299,883
1,957,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	1,696,541
6,141,000	SLM Corp., Series A, MTN, 5.375%, 1/15/2013	6,183,367
5,368,000	SLM Corp., Series A, MTN, 5.375%, 5/15/2014	5,371,763
19,496,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	14,542,456
30,667,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	31,587,010
4,893,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	3,559,657

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Consumer – continued
$87,676,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	$63,126,720

		154,362,879

	Non-Captive Diversified – 3.5%
1,282,000	Ally Financial, Inc., 6.625%, 5/15/2012	1,290,011
1,634,000	Ally Financial, Inc., 6.750%, 12/01/2014	1,648,260
391,000	Ally Financial, Inc., 6.875%, 8/28/2012	394,972
1,184,000	Ally Financial, Inc., 7.000%, 2/01/2012	1,185,877
3,075,000	Ally Financial, Inc., 7.500%, 12/31/2013	3,159,563
5,543,000	Ally Financial, Inc., 8.000%, 12/31/2018	5,445,997
2,285,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,159,325
6,756,571	CIT Group, Inc., 7.000%, 5/01/2015	6,770,084
10,302,540	CIT Group, Inc., 7.000%, 5/01/2016	10,302,540
15,765,347	CIT Group, Inc., 7.000%, 5/01/2017	15,765,347
15,688,000	GATX Corp., 4.750%, 10/01/2012	16,004,756
3,500,000	General Electric Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	3,753,518
7,355,000	General Electric Capital Australia Funding Pty Ltd., EMTN, 8.000%, 2/13/2012, (AUD)	7,541,999
7,570,000	General Electric Capital Australia Funding Pty Ltd., MTN, 6.000%, 5/15/2013, (AUD)	7,845,915
3,100,000	General Electric Capital Australia Funding Pty Ltd., MTN, 6.000%, 4/15/2015, (AUD)	3,225,087
1,874,000	General Electric Capital Australia Funding Pty Ltd., MTN, 6.000%, 3/15/2019, (AUD)	1,879,522
969,000	General Electric Capital Corp., 5.625%, 5/01/2018	1,085,282
4,673,000	General Electric Capital Corp., MTN, 5.875%, 1/14/2038	4,951,450
14,225,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	11,833,610
6,000,000	General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012, (SGD)	4,649,890
13,100,000	General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012, (SGD)	10,124,698
36,850,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	31,314,212
10,247,000	General Electric Capital Corp., Series A, MTN, 0.703%, 5/13/2024(b)	8,029,139
16,696,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	18,114,225
26,931,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	22,105,529

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Diversified – continued
$73,590,000	International Lease Finance Corp., 6.250%, 5/15/2019	$67,981,706
13,899,000	International Lease Finance Corp., 6.375%, 3/25/2013	13,829,505
60,419,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	62,533,665
548,000	International Lease Finance Corp., 8.625%, 9/15/2015	561,700
1,473,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	1,439,858
1,625,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	1,551,875

		348,479,117

	Oil Field Services – 0.6%
5,965,000	Nabors Industries, Inc., 6.150%, 2/15/2018	6,663,436
22,583,000	Nabors Industries, Inc., 9.250%, 1/15/2019	28,407,043
23,338,000	Rowan Cos., Inc., 7.875%, 8/01/2019	27,359,091
587,000	Transocean Ltd., 7.375%, 4/15/2018	631,723

		63,061,293

	Paper – 1.2%
4,365,000	Celulosa Arauco y Constitucion S.A., 7.250%, 7/29/2019	5,166,689
23,225,000	Georgia-Pacific LLC, 5.400%, 11/01/2020, 144A	25,725,125
715,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	862,626
2,672,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,295,415
644,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	810,511
545,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	698,747
1,336,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,836,417
6,161,000	International Paper Co., 5.250%, 4/01/2016	6,694,124
7,611,000	International Paper Co., 8.700%, 6/15/2038	10,325,920
5,270,000	Mead Corp. (The), 7.550%, 3/01/2047	5,133,897
5,764,000	Westvaco Corp., 8.200%, 1/15/2030	6,553,409
24,007,000	Weyerhaeuser Co., 6.875%, 12/15/2033	23,634,699
7,374,000	Weyerhaeuser Co., 7.375%, 10/01/2019	8,308,050
20,254,000	Weyerhaeuser Co., 7.375%, 3/15/2032	21,259,246

		120,304,875

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Pharmaceuticals – 0.6%
$56,052,000	Roche Holdings, Inc., 5.000%, 3/01/2014, 144A	$60,637,222
489,000	Schering-Plough Corp., 5.300%, 12/01/2013	531,553

		61,168,775

	Pipelines – 3.9%
5,236,000	CenterPoint Energy Resources Corp., 6.250%, 2/01/2037	6,280,634
1,967,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	2,243,304
528,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	579,706
1,571,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	1,651,905
9,257,000	Enterprise Products Operating LLC, 4.050%, 2/15/2022	9,431,624
3,328,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	4,155,084
14,300,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	15,254,611
14,675,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	15,981,721
66,165,000	Kinder Morgan Energy Partners LP, 5.950%, 2/15/2018	75,589,807
303,000	Kinder Morgan Finance Co., 5.700%, 1/05/2016	309,817
29,082,463	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	30,972,823
8,886,000	NGPL PipeCo LLC, 6.514%, 12/15/2012, 144A	8,976,140
30,760,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	30,365,657
13,790,000	NiSource Finance Corp., 6.125%, 3/01/2022	15,875,917
24,110,000	NiSource Finance Corp., 6.400%, 3/15/2018	27,722,932
21,614,000	NiSource Finance Corp., 6.800%, 1/15/2019	25,315,311
9,899,000	Panhandle Eastern Pipeline Co., 6.200%, 11/01/2017	11,263,409
47,594,000	Panhandle Eastern Pipeline Co., 7.000%, 6/15/2018	54,550,958
1,404,000	Panhandle Eastern Pipeline Co., 8.125%, 6/01/2019	1,719,260
2,085,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	2,357,176
15,683,000	Plains All American Pipeline LP, 6.500%, 5/01/2018	18,240,960
4,497,000	Plains All American Pipeline LP, 6.650%, 1/15/2037	5,358,432
4,125,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	4,714,347

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Pipelines – continued
$19,574,000	Texas Eastern Transmission LP, 6.000%, 9/15/2017, 144A	$23,618,967

		392,530,502

	Property & Casualty Insurance – 0.9%
3,083,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	3,533,164
9,038,000	Liberty Mutual Group, Inc., 6.500%, 3/15/2035, 144A	8,811,029
30,349,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	33,344,507
944,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	528,640
14,575,000	Nationwide Mutual Insurance Co., 6.600%, 4/15/2034, 144A	13,362,608
7,609,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	7,980,692
13,521,000	Willis North America, Inc., 7.000%, 9/29/2019	15,051,131
2,212,000	XL Group PLC, 6.250%, 5/15/2027	2,241,493
1,463,000	XL Group PLC, 6.375%, 11/15/2024	1,537,987

		86,391,251

	Property Trust – 0.4%
36,192,000	WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	40,366,602

	Railroads – 0.1%
9,787,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019	11,475,502
238,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2030(c)	221,340
1,701,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	1,224,720
191,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	177,630

		13,099,192

	Real Estate Operations/Development – 0.1%
10,276,000	First Industrial LP, 5.950%, 5/15/2017	9,565,702

	REITs – Apartments – 0.4%
12,243,000	Camden Property Trust, 5.000%, 6/15/2015	13,003,168
16,491,000	Camden Property Trust, 5.700%, 5/15/2017	18,057,232
988,000	ERP Operating LP, 5.125%, 3/15/2016	1,058,566

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	REITs – Apartments – continued
$1,762,000	ERP Operating LP, 5.375%, 8/01/2016	$1,916,968
1,508,000	ERP Operating LP, 5.750%, 6/15/2017	1,671,977

		35,707,911

	REITs – Diversified – 0.2%
4,140,000	Duke Realty LP, 5.950%, 2/15/2017	4,451,017
19,574,000	Duke Realty LP, 6.500%, 1/15/2018	21,629,642

		26,080,659

	REITs – Healthcare – 0.1%
5,972,000	Health Care REIT, Inc., 6.500%, 3/15/2041	5,983,711

	REITs – Office Property – 0.3%
20,817,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	22,017,954
11,306,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	12,732,489

		34,750,443

	REITs – Regional Malls – 0.2%
2,427,000	Simon Property Group LP, 5.250%, 12/01/2016	2,689,871
12,209,000	Simon Property Group LP, 5.750%, 12/01/2015	13,659,038
1,889,000	Simon Property Group LP, 5.875%, 3/01/2017	2,157,533
4,066,000	Simon Property Group LP, 6.100%, 5/01/2016	4,621,582

		23,128,024

	REITs – Shopping Centers – 0.1%
4,893,000	Equity One, Inc., 6.000%, 9/15/2017	5,098,604
1,918,000	Federal Realty Investment Trust, 5.650%, 6/01/2016	2,071,369

		7,169,973

	REITs – Single Tenant – 0.4%
5,862,000	Realty Income Corp., 5.750%, 1/15/2021	6,378,694
25,529,000	Realty Income Corp., 6.750%, 8/15/2019	29,102,192

		35,480,886

	REITs – Warehouse/Industrials – 0.6%
3,873,000	ProLogis LP, 5.625%, 11/15/2015	4,119,148
11,179,000	ProLogis LP, 5.625%, 11/15/2016	11,803,157

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	REITs – Warehouse/Industrials – continued
$10,889,000	ProLogis LP, 5.750%, 4/01/2016	$11,521,259
9,698,000	ProLogis LP, 6.625%, 5/15/2018	10,532,387
18,869,000	ProLogis LP, 7.375%, 10/30/2019	21,317,989

		59,293,940

	Restaurants – 0.1%
10,320,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	10,564,068

	Retailers – 0.6%
7,996,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	8,035,980
8,139,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	6,806,239
12,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	12,000
8,656,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	7,747,120
13,425,000	Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	15,595,849
10,467,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	11,158,932
2,691,000	Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	2,959,669
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	8,026,430

		60,342,219

	Sovereigns – 0.8%
24,178,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	14,777,065
6,035,000	Republic of Brazil, 12.500%, 1/05/2022, (BRL)	4,141,429
52,555,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	49,927,250
1,018,562,437	Republic of Iceland, 4.250%, 8/24/2012, (ISK)	4,916,033
776,294,507	Republic of Iceland, 7.250%, 5/17/2013, (ISK)	3,900,133

		77,661,910

	Supermarkets – 0.2%
4,130,000	American Stores Co., Series B, MTN, 7.100%, 3/20/2028	3,123,312
3,269,000	Kroger Co. (The), 6.400%, 8/15/2017	3,887,903
1,860,000	New Albertson’s, Inc., 7.450%, 8/01/2029	1,450,800
979,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	697,538

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Supermarkets – continued
$ 10,863,000	Safeway, Inc., 6.350%, 8/15/2017	$12,316,763

		21,476,316

	Supranational – 1.5%
11,745,000	European Bank for Reconstruction & Development, GMTN, 9.250%, 9/10/2012, (BRL)	6,344,221
192,350,850,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	18,992,194
28,082,000	European Investment Bank, EMTN, 7.000%, 1/18/2012, (NZD)	21,892,356
9,640,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	9,492,083
329,210,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	32,962,753
410,030,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 9/23/2013, (IDR)	40,118,954
12,982,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	11,097,140
15,070,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	11,786,249

		152,685,950

	Technology – 3.3%
8,705,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	10,080,782
4,600,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	3,300,500
1,028,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	1,161,157
3,059,000	Avnet, Inc., 5.875%, 3/15/2014	3,243,699
6,097,000	Avnet, Inc., 6.000%, 9/01/2015	6,574,944
1,507,000	Avnet, Inc., 6.625%, 9/15/2016	1,685,848
12,444,000	BMC Software, Inc., 7.250%, 6/01/2018(c)	14,350,309
13,457,000	Corning, Inc., 6.750%, 9/15/2013	14,532,658
1,448,000	Corning, Inc., 6.850%, 3/01/2029	1,756,960
57,571,000	Corning, Inc., 7.000%, 5/15/2024	74,134,234
7,487,000	Corning, Inc., 7.250%, 8/15/2036	9,032,002
55,237,000	Dun & Bradstreet Corp. (The), 6.000%, 4/01/2013	58,246,036
7,051,000	Equifax, Inc., 7.000%, 7/01/2037	7,875,473
323,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	339,958
70,969,000	Ingram Micro, Inc., 5.250%, 9/01/2017	73,104,315

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$7,795,000	Intuit, Inc., 5.750%, 3/15/2017	$8,744,135
19,078,000	KLA-Tencor Corp., 6.900%, 5/01/2018	21,999,853
1,502,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	1,551,260
2,256,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	2,716,797
5,603,000	Tyco Electronics Group S.A., 6.550%, 10/01/2017	6,472,574
561,000	Xerox Corp., 6.350%, 5/15/2018	631,944
7,110,000	Xerox Corp., 6.750%, 2/01/2017	8,144,391

		329,679,829

	Textile – 0.2%
3,755,000	Phillips-Van Heusen Corp., 7.750%, 11/15/2023	4,224,375
14,903,000	VF Corp., 6.450%, 11/01/2037	19,411,873

		23,636,248

	Tobacco – 0.1%
8,128,000	Reynolds American, Inc., 6.750%, 6/15/2017	9,238,513
1,992,000	Reynolds American, Inc., 7.250%, 6/15/2037	2,310,660

		11,549,173

	Transportation Services – 0.7%
8,436,000	Erac USA Finance Co., 6.375%, 10/15/2017, 144A	9,748,245
2,824,000	Erac USA Finance Co., 6.700%, 6/01/2034, 144A	3,192,580
51,504,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	61,963,123

		74,903,948

	Treasuries – 18.4%
93,805,000	Canadian Government, 1.750%, 3/01/2013, (CAD)	92,895,264
360,010,000	Canadian Government, 2.000%, 9/01/2012, (CAD)	355,886,008
106,195,000	Canadian Government, 3.500%, 6/01/2013, (CAD)	107,933,732
194,485,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	218,409,280
4,159,000	Canadian Government, 4.000%, 6/01/2016, (CAD)	4,563,775
183,949,000	Canadian Government, 4.250%, 6/01/2018, (CAD)	210,639,887
2,992,573	Hellenic Republic Government Bond, 2.300%, 7/25/2030, (EUR)	702,090

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
1,420,000	Hellenic Republic Government Bond, 4.500%, 9/20/2037, (EUR)	$364,443
979,000	Hellenic Republic Government Bond, 4.600%, 7/20/2018, (EUR)	278,160
47,042,000	Hellenic Republic Government Bond, 4.700%, 3/20/2024, (EUR)	13,333,015
85,198,516	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	87,164,819
24,638,126	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	24,628,623
5,049,296	Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	5,291,629
63,183,488	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	64,379,205
1,130,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	1,152,599
1,130,000	Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	1,207,735
1,120,000	Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	1,240,302
4,111,400(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	33,010,729
12,263,000	New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	10,938,588
328,483,000	New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	268,708,308
726,401,000	Norwegian Government, 4.250%, 5/19/2017, (NOK)	135,482,468
118,387,000	Norwegian Government, 5.000%, 5/15/2015, (NOK)	21,992,624
994,369,000	Norwegian Government, 6.500%, 5/15/2013, (NOK)	177,690,765
18,301,446	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	11,836,221
4,599,829	Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	3,137,244
927,108,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	4,664,379

		1,857,531,892

	Wireless – 0.8%
5,200,000	Brasil Telecom S.A., 9.750%, 9/15/2016, 144A, (BRL)	2,732,074
31,416,000	Cellco Partnership/Verizon Wireless Capital LLC, 8.500%, 11/15/2018	42,402,175
15,375,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	14,836,875
8,549,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	7,822,335
279,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	277,605
6,373,000	Sprint Capital Corp., 6.875%, 11/15/2028	4,548,729
2,594,000	Sprint Capital Corp., 6.900%, 5/01/2019	2,133,565

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – continued
$ 612,000	Sprint Capital Corp., 8.750%, 3/15/2032	$494,955
91,000	Sprint Nextel Corp., 6.000%, 12/01/2016	75,530
1,619,000	Vodafone Group PLC, 5.000%, 9/15/2015	1,807,283

		77,131,126

	Wirelines – 4.6%
406,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	494,884
1,874,000	BellSouth Corp., 6.000%, 11/15/2034	2,126,377
2,936,000	BellSouth Telecommunications, Inc., 5.850%, 11/15/2045	3,109,761
6,665,000	BellSouth Telecommunications, Inc., 7.000%, 12/01/2095	8,367,468
62,040,000	CenturyLink, Inc., 6.450%, 6/15/2021	62,154,278
4,990,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	4,651,673
2,708,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,657,266
131,306,000	Deutsche Telekom International Finance BV, 6.000%, 7/08/2019	150,739,288
24,103,000	Embarq Corp., 7.995%, 6/01/2036	24,975,239
3,279,000	GTE Corp., 6.940%, 4/15/2028	4,123,418
1,440,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	1,465,200
354,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	361,965
200,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	208,750
7,750,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	5,978,143
18,800,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	16,842,547
100,000	Portugal Telecom International Finance BV, EMTN, 5.625%, 2/08/2016, (EUR)	105,805
300,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	283,560
1,698,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,675,990
2,755,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	2,586,860
4,370,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	4,501,100
949,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	942,713
333,000	Qwest Corp., 6.500%, 6/01/2017	363,802
14,480,000	Qwest Corp., 6.875%, 9/15/2033	14,382,839

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$4,668,000	Qwest Corp., 7.200%, 11/10/2026	$4,657,273
9,077,000	Qwest Corp., 7.250%, 9/15/2025	9,935,493
9,474,000	Qwest Corp., 7.250%, 10/15/2035	9,446,952
1,566,000	Qwest Corp., 7.500%, 6/15/2023	1,566,468
27,331,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	20,251,533
9,713,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	7,356,092
3,125,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	3,047,094
1,700,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	2,404,867
2,700,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	3,669,214
14,137,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	15,213,702
54,665,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	58,978,639
3,598,000	Verizon Communications, Inc., 6.100%, 4/15/2018	4,322,511
4,163,000	Verizon Maryland, Inc., Series B, 5.125%, 6/15/2033	4,351,967
2,642,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,208,463
5,260,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	5,628,526

		467,137,720

	Total Non-Convertible Bonds (Identified Cost $8,247,635,903)	9,037,928,522

Convertible Bonds – 3.6%

	Automotive – 0.5%
34,827,000	Ford Motor Co., 4.250%, 11/15/2016	49,933,211

	Life Insurance – 0.6%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	64,074,056

	Media Non-Cable – 0.0%
515,099	Liberty Media LLC, 3.500%, 1/15/2031	291,675

	REITs – Warehouse/Industrials – 0.3%
27,359,000	ProLogis LP, 3.250%, 3/15/2015	28,213,969

	Technology – 2.2%
35,120,000	Intel Corp., 2.950%, 12/15/2035	36,568,700

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Technology – continued
$137,016,000	Intel Corp., 3.250%, 8/01/2039	$171,612,540
7,890,000	Lam Research Corp., 1.250%, 5/15/2018, 144A	7,396,875
880,000	Micron Technology, Inc., 1.875%, 6/01/2014	840,400

		216,418,515

	Wirelines – 0.0%
2,926,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	3,171,052

	Total Convertible Bonds (Identified Cost $318,310,220)	362,102,478

Municipals – 0.7%

	California – 0.2%
1,275,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (MBIA insured), 3.750%, 8/01/2028	958,647
470,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (Registered), (MBIA insured), 3.750%, 8/01/2028	419,978
1,585,000	State of California, (AMBAC insured), 4.500%, 8/01/2027	1,645,341
4,420,000	State of California, 4.500%, 10/01/2029	4,518,124
1,285,000	State of California, (AMBAC insured), 4.500%, 8/01/2030	1,311,240
1,450,000	State of California, 4.500%, 8/01/2030	1,479,609
820,000	State of California (Various Purpose), (MBIA insured), 3.250%, 12/01/2027	740,017
3,880,000	State of California (Various Purpose), (AMBAC insured), 4.500%, 12/01/2033	3,912,126

		14,985,082

	District of Columbia – 0.2%
14,680,000	Metropolitan Washington Airports Authority, 7.462%, 10/01/2046	15,989,016

	Illinois – 0.2%
530,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	515,738
24,640,000	State of Illinois, 5.100%, 6/01/2033	22,364,249

		22,879,987

	Michigan – 0.0%
2,490,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c)	1,824,249

	Ohio – 0.0%
6,430,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(c)	4,606,966

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Municipals – continued

	Virginia – 0.1%
$14,240,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	$8,934,461

	Total Municipals (Identified Cost $70,118,511)	69,219,761

	Total Bonds and Notes (Identified Cost $8,636,064,634)	9,469,250,761

Senior Loans – 0.2%
	Aerospace & Defense – 0.2%
16,200,000	AWAS Finance Luxembourg S.A.R.L., Term Loan B, 5.250%, 6/10/2016 (b) (Identified Cost $16,200,000)	16,051,446

Short-Term Investments – 4.6%
464,705,381

Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2011 at 0.000% to be repurchased at $464,705,381 on 1/03/2012 collateralized by $65,800,000 Federal Home Loan Bank, 0.255% due 7/20/2012 valued at $65,882,250; $259,000,000 Federal Home Loan Bank Discount Note, due 6/20/2012 valued at $258,870,500; $71,325,000 Federal Home Loan Mortgage Corp. Discount Note, due 6/18/2012 valued at $71,289,338; $53,000,000 Federal National Mortgage Association Discount Note, due 6/20/2012 valued at $52,973,500; $25,000,000 U.S. Treasury Bill due 6/28/2012 valued at $24,987,500 including accrued interest(e)

(Identified Cost $464,705,381)

		464,705,381

	Total Investments – 98.4% (Identified Cost $9,116,970,015)(a)	9,950,007,588
	Other assets less liabilities – 1.6%	165,191,029

	Net Assets – 100.0%	$10,115,198,617

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by a pricing service, if available.

Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.

(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2011, the net unrealized appreciation on investments based on a cost of $9,151,597,338 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$999,120,298
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(200,710,048)

Net unrealized appreciation	$798,410,250

(b)	Variable rate security. Rate as of December 31, 2011 is disclosed.
(c)	Illiquid security. At December 31, 2011, the value of these securities amounted to $131,209,308 or 1.3% of net assets.
(d)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of Rule 144A holdings amounted to $1,564,846,452 or 15.5% of net assets.
ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$77,392,681	$5,468,357	$82,861,038
Non-Captive Consumer	1,184,670	153,178,209	—	154,362,879
Treasuries	—	1,843,556,274	13,975,618	1,857,531,892
All Other Non-Convertible Bonds*	—	6,943,172,713	—	6,943,172,713

Total Non-Convertible Bonds	1,184,670	9,017,299,877	19,443,975	9,037,928,522

Convertible Bonds*	—	362,102,478	—	362,102,478
Municipals*	—	69,219,761	—	69,219,761

Total Bonds and Notes	1,184,670	9,448,622,116	19,443,975	9,469,250,761

Senior Loans*	—	16,051,446	—	16,051,446
Short-Term Investments	—	464,705,381	—	464,705,381

Total	$1,184,670	$9,929,378,943	$19,443,975	$9,950,007,588

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2011
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$5,230,461	$—	$—	$237,896	$—	$—	$—	$—	$5,468,357	$237,896
Treasuries	538,615	275,192	—	(7,290,966)	—	—	20,452,777	—	13,975,618	(7,290,966)

Total	$5,769,076	$275,192	$—	$(7,053,070)	$—	$—	$20,452,777	$—	$19,443,975	$(7,053,070)

Debt securities valued at $20,452,777 were transferred from Level 2 to Level 3 during the period ended December 31, 2011. At September 30, 2011, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service; at December 31, 2011, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2011 (Unaudited)
Treasuries	18.4%
Banking	9.9
Technology	5.5
Wirelines	4.6
Pipelines	3.9
Commercial Mortgage-Backed Securities	3.8
Non-Captive Diversified	3.5
Electric	3.0
Airlines	2.8
Local Authorities	2.5
Other Investments, less than 2% each	35.9
Short-Term Investments	4.6

Total Investments	98.4
Other assets less liabilities	1.6

Net Assets	100.0%

Currency Exposure at December 31, 2011 (Unaudited)

United States Dollar	70.7%
Canadian Dollar	11.2
New Zealand Dollar	4.3
Norwegian Krone	3.3
Australian Dollar	3.1
Euro	2.9
Other, less than 2% each	2.9

Total Investments	98.4
Other assets less liabilities	1.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2011 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes –98.0% of Net Assets

	ABS Car Loan – 0.7%
$1,380,000	Ally Master Owner Trust, Series 2011-1, Class A2, 2.150%, 1/15/2016	$1,394,830
413,350	ARI Fleet Lease Trust, Series 2010-A, Class A, 1.728%, 8/15/2018, 144A(b)	413,346
2,000,000	World Omni Auto Receivables Trust, Series 2011-A, Class A3, 1.110%, 5/15/2015	2,005,978

		3,814,154

	ABS Credit Card – 0.6%
985,000	American Express Credit Account Master, Series 2004-2, Class A, 0.448%, 12/15/2016(b)	985,700
2,100,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 4/15/2019	2,240,869

		3,226,569

	ABS Home Equity – 0.2%
545,405	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	514,074
390,580	Residential Funding Mortgage Securities II, Series 2002-HI5, Class A7, 5.700%, 1/25/2028(b)	372,351

		886,425

	Collateralized Mortgage Obligations – 15.0%
1,700,735	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class FM, 0.678%, 11/15/2032(b)	1,699,728
3,825,000	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	4,247,937
222,376	Federal Home Loan Mortgage Corp., REMIC, Series 2901, Class UA, 5.000%, 1/15/2030	224,849
6,280,000	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020(c)	6,805,617
7,205,037	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 5.317%, 6/15/2048(b)	7,253,006
10,450,584	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 4.965%, 8/25/2038(b)	10,671,520
1,816,116	FHLMC, 3.044%, 12/01/2034(b)	1,931,418
2,772,032	FHLMC, 5.056%, 3/01/2038(b)	2,944,402
3,936,091	FHLMC, 5.339%, 11/01/2038(b)	4,223,277
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,643,979
4,305,000	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,701,779
3,535,000	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018	3,634,567
700,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	710,610
7,395,353	FNMA, 3.521%, 7/01/2037(b)	7,859,122

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$1,030,114	FNMA, 3.685%, 9/01/2036(b)	$1,089,414
1,152,601	NCUA Guaranteed Notes, Series 2010-A1, Class A, 0.646%, 12/07/2020(b)	1,155,955
1,280,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	1,351,440
2,094,253	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.745%, 10/07/2020(b)	2,096,536
6,707,760	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.855%, 12/08/2020(b)	6,732,914

		75,978,070

	Commercial Mortgage-Backed Securities – 15.3%
1,780,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.807%, 4/10/2049(b)	1,902,405
1,500,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	1,619,153
4,645,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	4,891,287
360,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.431%, 10/15/2049	399,864
1,500,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.885%, 12/10/2049(b)	1,653,755
1,470,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.276%, 12/10/2049(b)	1,632,716
3,200,500	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	3,394,620
2,625,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	2,778,767
5,270,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	5,498,386
1,500,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 6.079%, 7/10/2038(b)	1,666,373
7,778,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	8,390,743
5,000,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	5,411,930
1,140,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	1,251,609
6,075,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.984%, 8/10/2045(b)	6,597,365
295,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814%, 6/12/2043	319,077
2,785,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	2,984,996
5,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	5,405,255
2,000,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	2,133,318
1,173,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	1,213,417

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Commercial Mortgage-Backed Securities – continued
$5,364,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	$5,641,877
5,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	5,321,625
1,500,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 6.075%, 6/11/2049(b)	1,648,991
4,410,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	4,782,768
580,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	611,399

		77,151,696

	Government Guaranteed – 0.5%
2,340,000	US Central Federal Credit Union, (FDIC insured), 1.900%, 10/19/2012	2,372,645

	Government Owned - No Guarantee – 10.1%
6,435,000	Federal Home Loan Mortgage Corp., 1.750%, 6/15/2012(c)	6,482,580
11,920,000	Federal Home Loan Mortgage Corp., 2.125%, 3/23/2012(c)	11,973,342
5,400,000	Federal Home Loan Mortgage Corp., MTN, 0.191%, 2/02/2012(b)	5,400,194
17,970,000	Federal National Mortgage Association, 3.625%, 2/12/2013	18,635,807
8,265,000	Federal National Mortgage Association, 4.750%, 11/19/2012	8,593,369

		51,085,292

	Hybrid ARMs – 21.6%
3,497,039	FHLMC, 2.403%, 4/01/2036(b)	3,682,434
8,151,483	FHLMC, 2.473%, 5/01/2037(b)	8,594,668
8,598,755	FHLMC, 2.477%, 2/01/2036(b)(c)	9,053,315
2,896,516	FHLMC, 2.492%, 4/01/2035(b)	3,052,307
5,622,579	FHLMC, 2.529%, 9/01/2035(b)	5,953,130
5,056,644	FHLMC, 3.328%, 11/01/2036(b)	5,339,688
1,247,953	FHLMC, 5.273%, 12/01/2037(b)	1,344,177
5,350,952	FHLMC, 5.477%, 4/01/2037(b)	5,644,612
1,591,920	FHLMC, 5.677%, 9/01/2038(b)	1,707,201
1,545,613	FHLMC, 5.692%, 4/01/2037(b)	1,639,452
3,229,711	FHLMC, 5.923%, 6/01/2037(b)	3,449,919
4,255,573	FNMA, 1.988%, 7/01/2035(b)	4,473,197
1,078,241	FNMA, 2.310%, 12/01/2034(b)	1,128,459

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Hybrid ARMs – continued
$5,405,662	FNMA, 2.347%, 8/01/2035(b)	$5,683,857
1,652,052	FNMA, 2.372%, 9/01/2034(b)	1,729,323
4,011,809	FNMA, 2.391%, 6/01/2036(b)	4,240,861
2,117,911	FNMA, 2.433%, 8/01/2034(b)	2,238,040
1,026,265	FNMA, 2.445%, 4/01/2033(b)	1,077,629
3,360,857	FNMA, 2.537%, 6/01/2033(b)	3,539,859
888,341	FNMA, 2.568%, 8/01/2033(b)	939,193
5,310,223	FNMA, 3.223%, 6/01/2035(b)	5,624,077
903,680	FNMA, 3.227%, 8/01/2036(b)	957,235
2,497,550	FNMA, 3.271%, 1/01/2036(b)	2,641,501
6,975,717	FNMA, 5.435%, 6/01/2037(b)	7,416,465
3,117,375	FNMA, 5.508%, 2/01/2047(b)	3,289,769
13,013,858	FNMA, 5.786%, 9/01/2037(b)	14,033,443
524,935	FNMA, 5.918%, 2/01/2037(b)	557,433

		109,031,244

	Mortgage Related – 17.7%
6,308,968	FHLMC, 4.000%, with various maturities from 2024 to 2025(d)	6,623,257
4,760,800	FHLMC, 4.500%, with various maturities from 2025 to 2034(d)	5,049,191
1,497,179	FHLMC, 5.500%, 10/01/2023	1,620,834
1,969,604	FHLMC, 6.000%, with various maturities from 2019 to 2021(d)	2,146,007
3,447,796	FHLMC, 6.500%, with various maturities from 2014 to 2034(d)	3,862,054
104,482	FHLMC, 7.000%, 2/01/2016	112,621
4,944	FHLMC, 7.500%, with various maturities from 2012 to 2026(d)	5,312
6,382	FHLMC, 8.000%, 9/01/2015	6,904
3,228	FHLMC, 10.000%, 7/01/2019	3,826
84,773	FHLMC, 11.500%, with various maturities from 2015 to 2020(d)	100,122
19,045,000	FNMA, 3.000%, with various maturities from 2026 to 2027(d)	19,701,246
5,329,017	FNMA, 4.000%, with various maturities from 2018 to 2019(d)	5,668,595
6,615,959	FNMA, 4.500%, with various maturities from 2019 to 2025(d)	7,056,633

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$11,150,159	FNMA, 5.000%, with various maturities from 2037 to 2038(d)	$12,058,245
2,620,409	FNMA, 5.500%, with various maturities from 2017 to 2033(d)	2,861,934
8,667,068	FNMA, 6.000%, with various maturities from 2017 to 2022(d)	9,393,443
2,306,758	FNMA, 6.500%, with various maturities from 2017 to 2037(d)	2,590,477
98,805	FNMA, 7.000%, 12/01/2022	109,324
267,915	FNMA, 7.500%, with various maturities from 2015 to 2032(d)	315,680
27,519	FNMA, 8.000%, with various maturities from 2015 to 2016(d)	29,750
9,195,000	FNMA (TBA), 3.000%, 1/01/2027(e)	9,495,274
56,318	GNMA, 6.000%, 12/15/2031	64,261
209,622	GNMA, 6.500%, 5/15/2031	243,023
246,516	GNMA, 7.000%, 10/15/2028	287,223
1,207	GNMA, 12.500%, 6/15/2014	1,214
533	GNMA, 16.000%, with various maturities in 2012(d)	532

		89,406,982

	Treasuries – 16.3%
10,060,000	U.S. Treasury Note, 0.625%, 7/15/2014	10,137,804
35,660,000	U.S. Treasury Note, 1.375%, 9/15/2012	35,973,416
35,445,000	U.S. Treasury Note, 1.750%, 4/15/2013	36,148,370

		82,259,590

	Total Bonds and Notes (Identified Cost $484,429,008)	495,212,667

Short-Term Investments – 3.8%
19,232,380	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2011 at 0.000% to be repurchased at $19,232,380 on 1/03/2012 collateralized by $19,110,000 U.S. Treasury Note, 1.250% due 10/31/2015 valued at $19,621,154 including accrued interest(f) (Identified Cost $19,232,380)	19,232,380

	Total Investments – 101.8% (Identified Cost $503,661,388)(a)	514,445,047
	Other assets less liabilities – (1.8)%	(9,257,362)

	Net Assets – 100.0%	$505,187,685

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security.
Investments in other open-end investment companies are valued at their net asset value each day.
Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.
The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At December 31, 2011, the net unrealized appreciation on investments based on a cost of $505,347,978 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$10,442,433
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,345,364)

Net unrealized appreciation	$9,097,069

(b)	Variable rate security. Rate as of December 31, 2011 is disclosed.
(c)	All or a portion of this security has been designated to cover the Fund’s obligations under open TBA transactions.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Delayed delivery. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. When the Fund enters into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Fund’s commitment. No interest accrues to the Fund until the transaction settles.
Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
(f)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of Rule 144A holdings amounted to $413,346 or 0.1% of net assets.
ABS	Asset-Backed Securities

ARMs	Adjustable Rate Mortgages
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Bonds and Notes	$—	$495,212,667	$—	$495,212,667
Short-Term Investments	—	19,232,380	—	19,232,380

Total	$—	$514,445,047	$—	$514,445,047

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2011 (Unaudited)

Hybrid ARMs	21.6%
Mortgage Related	17.7
Treasuries	16.3
Commercial Mortgage-Backed Securities	15.3
Collateralized Mortgage Obligations	15.0
Government Owned – No Guarantee	10.1
Other Investments, less than 2% each	2.0
Short-Term Investments	3.8

Total Investments	101.8
Other assets less liabilities	(1.8)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2011 (Unaudited)

Loomis Sayles Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 98.8% of Net Assets

	Aerospace & Defense – 1.9%
19,521	TransDigm Group, Inc.(b)	$1,867,769

	Biotechnology – 5.2%
38,267	Alexion Pharmaceuticals, Inc.(b)	2,736,090
48,830	ARIAD Pharmaceuticals, Inc.(b)	598,168
15,993	BioMarin Pharmaceutical, Inc.(b)	549,839
46,288	Inhibitex, Inc.(b)	506,391
11,084	Regeneron Pharmaceuticals, Inc.(b)	614,386

		5,004,874

	Capital Markets – 2.4%
24,425	Affiliated Managers Group, Inc.(b)	2,343,579

	Commercial Services & Supplies – 1.8%
22,736	Stericycle, Inc.(b)	1,771,589

	Communications Equipment – 2.6%
23,819	F5 Networks, Inc.(b)	2,527,672

	Electrical Equipment – 2.6%
33,740	Rockwell Automation, Inc.	2,475,504

	Energy Equipment & Services – 3.8%
47,233	Noble Corp.(b)	1,427,381
48,988	Oceaneering International, Inc.	2,259,817

		3,687,198

	Food & Staples Retailing – 2.1%
28,679	Whole Foods Market, Inc.	1,995,485

	Food Products – 3.1%
25,297	J.M. Smucker Co. (The)	1,977,466
16,297	TreeHouse Foods, Inc.(b)	1,065,498

		3,042,964

	Health Care Equipment & Supplies – 2.6%
5,349	Intuitive Surgical, Inc.(b)	2,476,641

	Health Care Providers & Services – 2.2%
24,659	Humana, Inc.	2,160,375

	Hotels, Restaurants & Leisure – 6.9%
5,275	Chipotle Mexican Grill, Inc.(b)	1,781,578
11,617	Panera Bread Co., Class A(b)	1,643,225
38,144	Starwood Hotels & Resorts Worldwide, Inc.	1,829,768
13,238	Wynn Resorts Ltd.	1,462,666

		6,717,237

	Internet Software & Services – 3.8%
12,181	MercadoLibre, Inc.	968,877

Shares	Description	Value (†)
Common Stocks – continued

	Internet Software & Services – continued
63,019	Rackspace Hosting, Inc.(b)	$2,710,447

		3,679,324

	Life Sciences Tools & Services – 1.8%
11,835	Mettler-Toledo International, Inc.(b)	1,748,148

	Machinery – 5.4%
17,596	Cummins, Inc.	1,548,800
27,100	Joy Global, Inc.	2,031,687
41,270	Timken Co. (The)	1,597,562

		5,178,049

	Metals & Mining – 3.7%
24,049	Cliffs Natural Resources, Inc.	1,499,455
154,710	Steel Dynamics, Inc.	2,034,437

		3,533,892

	Multiline Retail – 5.0%
40,807	Dollar General Corp.(b)	1,678,800
38,539	Dollar Tree, Inc.(b)	3,202,976

		4,881,776

	Oil, Gas & Consumable Fuels – 7.6%
20,537	Cabot Oil & Gas Corp.	1,558,758
27,443	Concho Resources, Inc.(b)	2,572,781
36,484	Rosetta Resources, Inc.(b)	1,587,054
22,083	SM Energy Co.	1,614,268

		7,332,861

	Pharmaceuticals – 2.4%
23,825	Perrigo Co.	2,318,173

	Professional Services – 2.1%
51,323	Verisk Analytics, Inc., Class A(b)	2,059,592

	Real Estate Management & Development – 2.2%
140,378	CBRE Group, Inc., Class A(b)	2,136,553

	REITs – Apartments – 1.8%
13,016	AvalonBay Communities, Inc.	1,699,890

	Road & Rail – 3.3%
47,135	Kansas City Southern(b)	3,205,651

	Semiconductors & Semiconductor Equipment – 5.4%
81,321	ARM Holdings PLC, Sponsored ADR	2,250,152
42,990	Ceva, Inc.(b)	1,300,877
63,546	Maxim Integrated Products, Inc.	1,654,738

		5,205,767

	Software – 4.7%
48,215	Fortinet, Inc.(b)	1,051,569
66,476	Nuance Communications, Inc.(b)	1,672,536
31,509	QLIK Technologies, Inc.(b)	762,518

Shares	Description	Value (†)
Common Stocks – continued

	Software – continued
33,766	Sourcefire, Inc.(b)	$1,093,343

		4,579,966

	Specialty Retail – 9.6%
26,529	O’Reilly Automotive, Inc.(b)	2,120,994
45,728	PetSmart, Inc.	2,345,389
33,685	Ross Stores, Inc.	1,601,048
25,054	Tiffany & Co.	1,660,078
24,546	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	1,593,526

		9,321,035

	Textiles, Apparel & Luxury Goods – 2.8%
15,844	Fossil, Inc.(b)	1,257,380
20,270	Under Armour, Inc., Class A(b)	1,455,183

		2,712,563

	Total Common Stocks (Identified Cost $91,103,349)	95,664,127

Principal Amount
Short-Term Investments – 6.6%
$6,396,603	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2011 at 0.000% to be repurchased at $6,396,603 on 1/03/2012 collateralized by $6,510,000 Federal National Mortgage Association, 1.070% due 09/21/2015 valued at $6,526,275, including accrued interest(c) (Identified Cost $6,396,603)	6,396,603

	Total Investments – 105.4% (Identified Cost $97,499,952)(a)	102,060,730
	Other assets less liabilities – (5.4)%	(5,267,340)

	Net Assets – 100.0%	$96,793,390

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2011, the net unrealized appreciation on investments based on a cost of $97,499,952 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$6,843,076
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,282,298)

Net unrealized appreciation	$4,560,778

At September 30, 2011, the Fund had a capital loss carryforward of $44,592,514 of which $26,022,721 expires on September 30, 2017 and $18,569,793 expires on September 30, 2018. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$95,664,127	$—	$—	$95,664,127
Short-Term Investments	—	6,396,603	—	6,396,603

Total	$95,664,127	$6,396,603	$—	$102,060,730

* Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2011 (Unaudited)

Specialty Retail	9.6%
Oil, Gas & Consumable Fuels	7.6
Hotels, Restaurants & Leisure	6.9
Semiconductors & Semiconductor Equipment	5.4
Machinery	5.4
Biotechnology	5.2
Multiline Retail	5.0
Software	4.7
Energy Equipment & Services	3.8
Internet Software & Services	3.8
Metals & Mining	3.7
Road & Rail	3.3
Food Products	3.1
Textiles, Apparel & Luxury Goods	2.8
Communications Equipment	2.6
Health Care Equipment & Supplies	2.6
Electrical Equipment	2.6
Capital Markets	2.4
Pharmaceuticals	2.4
Health Care Providers & Services	2.2
Real Estate Management & Development	2.2
Professional Services	2.1
Food & Staples Retailing	2.1
Other Investments, less than 2% each	7.3
Short-Term Investments	6.6

Total Investments	105.4
Other assets less liabilities	(5.4)

Net Assets	100.0%

Shares	Description	Value (†)
Common Stocks – continued

	Software – 8.2%
263,537	Allot Communications Ltd.(b)	$4,005,762
212,459	Ariba, Inc.(b)	5,965,849
83,214	CommVault Systems, Inc.(b)	3,554,902
71,508	Imperva, Inc.(b)	2,489,193
145,993	QLIK Technologies, Inc.(b)	3,533,031
151,962	RealPage, Inc.(b)	3,840,080
175,718	Sourcefire, Inc.(b)	5,689,749
54,381	SuccessFactors, Inc.(b)	2,168,170
77,904	Ultimate Software Group, Inc.(The)(b)	5,073,109

		36,319,845

	Specialty Retail – 5.4%
250,563	Asbury Automotive Group, Inc.(b)	5,402,138
85,864	DSW, Inc., Class A	3,796,048
91,006	Hibbett Sports, Inc.(b)	4,111,651
217,105	Lumber Liquidators Holdings, Inc.(b)	3,834,074
47,440	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	3,079,805
87,815	Vitamin Shoppe, Inc.(b)	3,502,062

		23,725,778

	Textiles, Apparel & Luxury Goods – 3.2%
46,628	Deckers Outdoor Corp.(b)	3,523,678
49,369	Oxford Industries, Inc.	2,227,529
64,338	PVH Corp.	4,535,186
108,862	True Religion Apparel, Inc.(b)	3,764,448

		14,050,841

	Total Common Stocks (Identified Cost $372,205,579)	408,238,547

Principal Amount
Short-Term Investments – 3.4%
$15,138,114	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2011 at 0.000% to be repurchased at $15,138,114 on 1/03/2012 collateralized by $15,405,000 Federal National Mortgage Association, 1.070% due 9/21/2015 valued at $15,443,513 including accrued interest(c) (Identified Cost $15,138,114)	15,138,114

Total Investments – 96.1% (Identified Cost $387,343,693)(a)	423,376,661
Other assets less liabilities – 3.9%	17,206,719

Net Assets – 100.0%	$440,583,380

(†)

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
At December 31, 2011, the net unrealized appreciation on investments based on a cost of $387,343,829 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$43,460,833
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,428,001)

Net unrealized appreciation	$36,032,832

At September 30, 2011, the Fund had a capital loss carryforward of $26,874,285 of which $14,995,800 expires on September 30, 2017 and $11,878,485 expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$408,238,547	$—	$—	$408,238,547
Short-Term Investments	—	15,138,114	—	15,138,114

Total	$408,238,547	$15,138,114	$—	$423,376,661

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2011 (Unaudited)

Software	8.2%
Semiconductors & Semiconductor Equipment	6.2
Health Care Equipment & Supplies	6.0
Internet Software & Services	5.4
Specialty Retail	5.4
Health Care Providers & Services	5.0
Professional Services	4.8
Oil, Gas & Consumable Fuels	4.6
Machinery	4.5
Energy Equipment & Services	4.1
Hotels, Restaurants & Leisure	4.1
Biotechnology	4.0
Aerospace & Defense	3.3
Textiles, Apparel & Luxury Goods	3.2
Commercial Banks	3.1
Capital Markets	2.9
Electronic Equipment, Instruments & Components	2.0
Other Investments, less than 2% each	15.9
Short-Term Investments	3.4

Total Investments	96.1
Other assets less liabilities	3.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2011 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 92.7% of Net Assets

	Aerospace & Defense – 3.3%
82,661	HEICO Corp.	$4,834,015
220,720	Hexcel Corp.(b)	5,343,631
77,110	Triumph Group, Inc.	4,507,080

		14,684,726

	Air Freight & Logistics – 0.9%
121,128	HUB Group, Inc., Class A(b)	3,928,181

	Auto Components – 1.7%
270,571	Amerigon, Inc.(b)	3,858,343
124,763	Tenneco, Inc.(b)	3,715,442

		7,573,785

	Biotechnology – 4.0%
162,559	Aegerion Pharmaceuticals, Inc.(b)	2,721,238
208,980	Alkermes PLC(b)	3,627,893
116,138	Cepheid, Inc.(b)	3,996,309
115,936	Cubist Pharmaceuticals, Inc.(b)	4,593,384
243,579	Inhibitex, Inc.(b)	2,664,754

		17,603,578

	Building Products – 0.7%
281,088	NCI Building Systems, Inc.(b)	3,055,427

	Capital Markets – 2.9%
164,941	Evercore Partners, Inc., Class A	4,390,729
188,593	Financial Engines, Inc.(b)	4,211,282
133,574	Stifel Financial Corp.(b)	4,281,047

		12,883,058

	Commercial Banks – 3.1%
80,754	Signature Bank(b)	4,844,432
94,723	SVB Financial Group(b)	4,517,340
134,569	Texas Capital Bancshares, Inc.(b)	4,119,157

		13,480,929

	Commercial Services & Supplies – 1.7%
204,600	Mobile Mini, Inc.(b)	3,570,270
118,383	Waste Connections, Inc.	3,923,213

		7,493,483

	Communications Equipment – 0.7%
260,202	Ciena Corp.(b)	3,148,444

	Construction & Engineering – 0.8%
196,751	MasTec, Inc.(b)	3,417,565

	Consumer Finance – 0.7%
85,943	First Cash Financial Services, Inc.(b)	3,015,740

Shares	Description	Value (†)
Common Stocks – continued

	Diversified Consumer Services – 0.6%
173,428	Grand Canyon Education, Inc.(b)	$2,767,911

	Electrical Equipment – 0.6%
59,137	Polypore International, Inc.(b)	2,601,437

	Electronic Equipment, Instruments & Components – 2.0%
63,590	IPG Photonics Corp.(b)	2,153,793
205,064	Maxwell Technologies, Inc.(b)	3,330,239
115,080	Measurement Specialties, Inc.(b)	3,217,637

		8,701,669

	Energy Equipment & Services – 4.1%
53,299	Dril-Quip, Inc.(b)	3,508,140
73,080	Lufkin Industries, Inc.	4,919,015
477,220	Newpark Resources, Inc.(b)	4,533,590
111,614	Oceaneering International, Inc.	5,148,754

		18,109,499

	Food & Staples Retailing – 0.9%
93,449	Fresh Market, Inc. (The)(b)	3,728,615

	Health Care Equipment & Supplies – 6.0%
121,270	Abaxis, Inc.(b)	3,355,541
91,323	Cyberonics, Inc.(b)	3,059,320
252,804	Insulet Corp.(b)	4,760,299
204,329	NxStage Medical, Inc.(b)	3,632,970
199,576	Tornier NV(b)	3,592,368
155,272	Volcano Corp.(b)	3,693,921
193,477	Zeltiq Aesthetics, Inc.(b)	2,197,899
33,663	Zoll Medical Corp.(b)	2,126,828

		26,419,146

	Health Care Providers & Services – 5.0%
68,079	Catalyst Health Solutions, Inc.(b)	3,540,108
219,224	Hanger Orthopedic Group, Inc.(b)	4,097,296
159,334	HMS Holdings Corp.(b)	5,095,501
167,314	PSS World Medical, Inc.(b)	4,047,326
234,924	Team Health Holdings, Inc.(b)	5,184,773

		21,965,004

	Health Care Technology – 1.0%
79,471	SXC Health Solutions Corp.(b)	4,488,522

	Hotels, Restaurants & Leisure – 4.1%
176,136	Bravo Brio Restaurant Group, Inc.(b)	3,020,733
124,435	Life Time Fitness, Inc.(b)	5,817,336
33,143	Panera Bread Co., Class A(b)	4,688,077
304,569	Texas Roadhouse, Inc.	4,538,078

		18,064,224

	Internet Software & Services – 5.4%
199,229	Angie’s List, Inc.(b)	3,207,587
190,656	Constant Contact, Inc.(b)	4,425,126
278,990	DealerTrack Holdings, Inc.(b)	7,605,267
124,160	Liquidity Services, Inc.(b)	4,581,504

Shares	Description	Value (†)
Common Stocks – continued
	Internet Software & Services – continued
186,569	Vocus, Inc.(b)	$4,121,309

		23,940,793

	IT Services – 1.5%
289,279	InterXion Holding NV(b)	3,890,802
184,662	ServiceSource International, Inc.(b)	2,897,347

		6,788,149

	Life Sciences Tools & Services – 0.8%
155,029	Luminex Corp.(b)	3,291,266

	Machinery – 4.5%
80,363	Chart Industries, Inc.(b)	4,345,227
126,924	RBC Bearings, Inc.(b)	5,292,731
112,664	Robbins & Myers, Inc.	5,469,837
139,815	Westport Innovations, Inc.(b)	4,647,451

		19,755,246

	Media – 0.7%
218,847	MDC Partners, Inc., Class A	2,958,811

	Oil, Gas & Consumable Fuels – 4.6%
151,871	Approach Resources, Inc.(b)	4,466,526
122,830	Oasis Petroleum, Inc.(b)	3,573,125
104,693	Petroleum Development Corp.(b)	3,675,771
91,779	Rosetta Resources, Inc.(b)	3,992,387
108,099	World Fuel Services Corp.	4,537,996

		20,245,805

	Pharmaceuticals – 1.5%
175,747	Auxilium Pharmaceuticals, Inc.(b)	3,502,637
73,153	Questcor Pharmaceuticals, Inc.(b)	3,041,702

		6,544,339

	Professional Services – 4.8%
75,725	Advisory Board Co. (The)(b)	5,619,552
143,291	Corporate Executive Board Co. (The)	5,459,387
74,867	CoStar Group, Inc.(b)	4,995,875
123,403	FTI Consulting, Inc.(b)	5,234,755

		21,309,569

	Road & Rail – 1.1%
78,773	Genesee & Wyoming, Inc., Class A(b)	4,772,068

	Semiconductors & Semiconductor Equipment – 6.2%
142,465	Cavium, Inc.(b)	4,050,280
141,457	Ceva, Inc.(b)	4,280,489
99,341	Cymer, Inc.(b)	4,943,208
121,295	EZchip Semiconductor Ltd.(b)	3,436,287
74,315	Hittite Microwave Corp.(b)	3,669,675
85,061	Power Integrations, Inc.	2,820,623
96,834	Silicon Laboratories, Inc.(b)	4,204,532

		27,405,094

Shares	Description	Value (†)
Common Stocks – continued

	Software – 8.2%
263,537	Allot Communications Ltd.(b)	$4,005,762
212,459	Ariba, Inc.(b)	5,965,849
83,214	CommVault Systems, Inc.(b)	3,554,902
71,508	Imperva, Inc.(b)	2,489,193
145,993	QLIK Technologies, Inc.(b)	3,533,031
151,962	RealPage, Inc.(b)	3,840,080
175,718	Sourcefire, Inc.(b)	5,689,749
54,381	SuccessFactors, Inc.(b)	2,168,170
77,904	Ultimate Software Group, Inc.(The)(b)	5,073,109

		36,319,845

	Specialty Retail – 5.4%
250,563	Asbury Automotive Group, Inc.(b)	5,402,138
85,864	DSW, Inc., Class A	3,796,048
91,006	Hibbett Sports, Inc.(b)	4,111,651
217,105	Lumber Liquidators Holdings, Inc.(b)	3,834,074
47,440	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	3,079,805
87,815	Vitamin Shoppe, Inc.(b)	3,502,062

		23,725,778

	Textiles, Apparel & Luxury Goods – 3.2%
46,628	Deckers Outdoor Corp.(b)	3,523,678
49,369	Oxford Industries, Inc.	2,227,529
64,338	PVH Corp.	4,535,186
108,862	True Religion Apparel, Inc.(b)	3,764,448

		14,050,841

	Total Common Stocks (Identified Cost $372,205,579)	408,238,547

Principal Amount
Short-Term Investments – 3.4%
$15,138,114	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2011 at 0.000% to be repurchased at $15,138,114 on 1/03/2012 collateralized by $15,405,000 Federal National Mortgage Association, 1.070% due 9/21/2015 valued at $15,443,513 including accrued interest(c) (Identified Cost $15,138,114)	15,138,114

Total Investments – 96.1% (Identified Cost $387,343,693)(a)	423,376,661
Other assets less liabilities – 3.9%	17,206,719

Net Assets – 100.0%	$440,583,380

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.
Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security.
Investments in other open-end investment companies are valued at their net asset value each day.
Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
At December 31, 2011, the net unrealized appreciation on investments based on a cost of $387,343,829 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$43,460,833
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,428,001)

Net unrealized appreciation	$36,032,832

At September 30, 2011, the Fund had a capital loss carryforward of $26,874,285 of which $14,995,800 expires on September 30, 2017 and $11,878,485 expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$408,238,547	$—	$—	$408,238,547
Short-Term Investments	—	15,138,114	—	15,138,114

Total	$408,238,547	$15,138,114	$—	$423,376,661

* Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2011 (Unaudited)

Software	8.2%
Semiconductors & Semiconductor Equipment	6.2
Health Care Equipment & Supplies	6.0
Internet Software & Services	5.4
Specialty Retail	5.4
Health Care Providers & Services	5.0
Professional Services	4.8
Oil, Gas & Consumable Fuels	4.6
Machinery	4.5
Energy Equipment & Services	4.1
Hotels, Restaurants & Leisure	4.1
Biotechnology	4.0
Aerospace & Defense	3.3
Textiles, Apparel & Luxury Goods	3.2
Commercial Banks	3.1
Capital Markets	2.9
Electronic Equipment, Instruments & Components	2.0
Other Investments, less than 2% each	15.9
Short-Term Investments	3.4

Total Investments	96.1
Other assets less liabilities	3.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2011 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 76.2% of Net Assets

Non-Convertible Bonds – 66.1%

	ABS Car Loan – 0.1%
$7,211,250	Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A, 0.425%, 8/20/2013, 144A(b)	$7,145,046
4,093,750	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	4,197,879

		11,342,925

	Aerospace & Defense – 0.2%
620,000	Bombardier, Inc., 7.350%, 12/22/2026, (CAD)	609,167
11,800,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	11,711,500
2,425,000	Ducommun, Inc., 9.750%, 7/15/2018, 144A	2,461,375
3,900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	2,789,963
12,630,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	9,484,170

		27,056,175

	Airlines – 2.7%
35,455,000	Air Canada, 10.125%, 8/01/2015, 144A, (CAD)	31,670,233
1,501,787	American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 1/02/2021	1,586,248
77,175	Continental Airlines Pass Through Trust, Series 1996-1, Class A, 6.940%, 4/15/2015	78,912
3,417,993	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	3,405,175
2,534,842	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	2,474,513
2,181,612	Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 9/15/2018	2,064,241
4,480,765	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	4,284,507
3,259,733	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	3,214,749
1,299,798	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	1,392,344
1,480,648	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,586,070
3,274,793	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	3,201,110
1,860,333	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	1,865,040
1,063,631	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	1,038,317
11,074,721	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	11,530,999
18,931,669	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	17,747,493

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$18,241,268	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	$20,065,394
16,150,515	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	17,200,298
1,370,489	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,430,379
7,170,443	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	7,035,639
23,512,410	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	23,453,629
2,496,000	Delta Air Lines, Inc., 9.500%, 9/15/2014, 144A	2,570,880
2,051,525	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	2,056,653
1,500,000	Qantas Airways Ltd., 5.125%, 6/20/2013, 144A	1,522,607
29,995,000	Qantas Airways Ltd., 6.050%, 4/15/2016, 144A	30,973,317
18,657,001	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	18,657,001
8,695,972	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	9,619,484
17,985,491	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	17,176,144
43,228,000	US Airways Pass Through Trust, Series 2010-1C, Class C, 11.000%, 10/22/2014, 144A	42,471,510
52,073,000	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	50,510,810
22,168,000	US Airways Pass Through Trust, Series 2011-1C, Class C, 10.875%, 10/22/2014	21,752,350

		353,636,046

	Automotive – 1.1%
265,000	ArvinMeritor, Inc., 8.125%, 9/15/2015	237,175
3,800,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021, 144A	3,458,000
6,500,000	FCE Bank PLC, EMTN, 7.125%, 1/16/2012, (EUR)	8,429,453
4,500,000	FCE Bank PLC, EMTN, 7.125%, 1/15/2013, (EUR)	5,955,170
19,011,000	Ford Motor Co., 6.375%, 2/01/2029	19,531,179
1,975,000	Ford Motor Co., 6.500%, 8/01/2018	2,083,625
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,283,223
74,829,000	Ford Motor Co., 6.625%, 10/01/2028	78,791,944
2,365,000	Ford Motor Co., 7.125%, 11/15/2025	2,447,775
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,429,062
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	4,827,690

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$6,263,000	Goodyear Tire & Rubber Co. (The), 10.500%, 5/15/2016	$6,904,957
3,100,000	TRW Automotive, Inc., 7.250%, 3/15/2017, 144A	3,317,000
5,300,000	TRW Automotive, Inc., 8.875%, 12/01/2017, 144A	5,750,500

		144,446,753

	Banking – 3.8%
1,175,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	1,529,957
20,565,000	Associates Corp. of North America, 6.950%, 11/01/2018	22,346,608
1,675,000	Bank of America Corp., 5.420%, 3/15/2017	1,511,202
900,000	Bank of America Corp., 5.490%, 3/15/2019	775,720
4,560,000	Bank of America Corp., 6.000%, 9/01/2017	4,453,424
700,000	Bank of America Corp., 6.500%, 9/15/2037	573,262
265,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	241,371
1,000,000	Bank of America Corp., MTN, 6.750%, 9/09/2013, (AUD)	1,005,283
8,020,000	Bank of America NA, 5.300%, 3/15/2017	7,233,326
39,890,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	34,860,847
57,792,000,000	Barclays Financial LLC, EMTN, 3.500%, 11/29/2016, (KRW)	48,284,915
19,965,000	Citigroup, Inc., 5.000%, 9/15/2014	19,759,520
4,000,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	2,786,081
985,000	Citigroup, Inc., 5.850%, 12/11/2034	971,016
24,610,000	Citigroup, Inc., 5.875%, 2/22/2033	20,641,564
8,999,000	Citigroup, Inc., 6.000%, 10/31/2033	7,709,641
6,060,000	Citigroup, Inc., 6.125%, 8/25/2036	5,241,961
3,350,000	Citigroup, Inc., EMTN, (fixed rate to 11/30/2012, variable rate thereafter), 3.625%, 11/30/2017, (EUR)	3,453,022
5,050,000	First Niagara Finance Group, Inc., 6.750%, 3/19/2020	5,317,812
400,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	360,928
30,870,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	28,724,936
6,120,000	HBOS PLC, 6.000%, 11/01/2033, 144A	3,743,922
3,000,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	2,405,376

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$9,090,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	$7,908,300
229,157,783,660	JPMorgan Chase & Co., Zero Coupon, 4/12/2012, 144A, (IDR)	24,686,112
260,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	27,767,742
227,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	25,404,974
27,555,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	23,056,922
3,010,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	2,764,345
1,900,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	1,790,862
5,100,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	3,931,769
4,200,000	Merrill Lynch & Co., Inc., 6.220%, 9/15/2026	3,464,437
51,500,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	24,849,216
3,450,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	3,271,027
5,410,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	5,333,930
800,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	613,885
1,235,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	1,195,855
13,400,000	Morgan Stanley, 5.500%, 7/24/2020	12,183,682
3,300,000	Morgan Stanley, 5.750%, 1/25/2021	3,078,260
1,000,000	Morgan Stanley, GMTN, 4.500%, 2/23/2016, (EUR)	1,192,341
79,700,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	79,181,143
6,600,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	6,112,121
7,900,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	7,800,800
5,210,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	4,963,755
5,050,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	7,485,574
3,255,000	RBS Capital Trust II, (fixed rate to 1/31/2034, variable rate thereafter), 6.425%, 12/29/2049(d)	1,676,325

		503,645,071

	Brokerage – 0.3%
2,850,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	2,714,756
8,935,000	Jefferies Group, Inc., 3.875%, 11/09/2015	7,907,475
10,185,000	Jefferies Group, Inc., 5.125%, 4/13/2018	8,962,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Brokerage – continued
$10,210,000	Jefferies Group, Inc., 6.250%, 1/15/2036	$8,348,676
10,995,000	Jefferies Group, Inc., 6.450%, 6/08/2027	9,153,338
1,160,000	Jefferies Group, Inc., 6.875%, 4/15/2021	1,044,000
3,775,000	Jefferies Group, Inc., 8.500%, 7/15/2019	3,831,625

		41,962,670

	Building Materials – 1.0%
3,255,000	Masco Corp., 4.800%, 6/15/2015	3,229,442
2,220,000	Masco Corp., 5.850%, 3/15/2017	2,216,044
13,440,000	Masco Corp., 6.125%, 10/03/2016	13,792,168
6,345,000	Masco Corp., 6.500%, 8/15/2032	5,675,253
5,665,000	Masco Corp., 7.125%, 3/15/2020	5,717,254
2,475,000	Masco Corp., 7.750%, 8/01/2029	2,402,403
9,460,000	Owens Corning, Inc., 6.500%, 12/01/2016	10,324,474
35,980,000	Owens Corning, Inc., 7.000%, 12/01/2036	36,773,935
46,412,000	USG Corp., 6.300%, 11/15/2016	36,201,360
14,155,000	USG Corp., 9.750%, 1/15/2018	11,960,975

		128,293,308

	Chemicals – 0.8%
36,355,000	Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	46,024,412
20,070,000	Hercules, Inc., 6.500%, 6/30/2029	15,403,725
5,200,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	4,875,000
5,350,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	5,508,873
23,584,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023	17,688,000
8,020,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016	5,774,400
8,757,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021	7,126,009

		102,400,419

	Collateralized Mortgage Obligations – 0.1%
5,146,648	Banc of America Alternative Loan Trust, Series 2007-1, Class 2A1, 5.429%, 4/25/2037(b)	3,473,045
4,572,699	Banc of America Funding Corp., Series 2007-8, Class 4A1, 6.000%, 8/25/2037	3,974,407

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Collateralized Mortgage Obligations – continued
$3,126,101	GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1, 2.767%, 4/25/2035(b)	$2,456,462
6,613,987	WaMu Mortgage Pass Through Certificates, Series 2007-OA6, Class 2A, 2.468%, 7/25/2047(b)	3,407,685
5,449,298	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.736%, 4/25/2035(b)	4,626,062

		17,937,661

	Construction Machinery – 0.3%
1,425,000	Joy Global, Inc., 6.625%, 11/15/2036	1,546,163
1,335,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/2014	1,371,713
10,790,000	Terex Corp., 8.000%, 11/15/2017	10,574,200
525,000	United Rentals North America, Inc., 8.375%, 9/15/2020	511,875
26,935,000	United Rentals North America, Inc., 10.875%, 6/15/2016	29,897,850

		43,901,801

	Consumer Cyclical Services – 0.3%
670,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	609,700
5,500,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	4,180,000
37,528,000	Western Union Co. (The), 6.200%, 11/17/2036	39,930,543
1,048,000	Western Union Co. (The), 6.200%, 6/21/2040	1,122,262

		45,842,505

	Diversified Manufacturing – 0.5%
6,100,000	Fibria Overseas Finance Ltd., 7.500%, 5/04/2020, 144A	5,962,750
1,441,000	Textron Financial Corp., 5.400%, 4/28/2013	1,482,407
5,310,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	3,823,200
550,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	569,373
13,850,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	17,954,336
5,020,000	Textron, Inc., 5.600%, 12/01/2017	5,306,677
16,040,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	26,693,187

		61,791,930

	Electric – 3.1%
7,883,141	AES Ironwood LLC, 8.857%, 11/30/2025	7,961,973
922,677	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	950,357

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – continued
$49,210,138	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	$54,096,704
69,236,555	Bruce Mansfield Unit, 6.850%, 6/01/2034	75,239,669
2,912,256	CE Generation LLC, 7.416%, 12/15/2018	3,057,869
11,275,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018(e)	7,328,750
10,185,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026(d)	6,518,400
8,955,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019(e)	5,865,525
95,200,000	Edison Mission Energy, 7.625%, 5/15/2027	56,168,000
27,800,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	21,205,840
3,400,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	2,860,022
1,600,000	EDP Finance BV, EMTN, 4.625%, 6/13/2016, (EUR)	1,733,037
100,000	EDP Finance BV, EMTN, 5.875%, 2/01/2016, (EUR)	111,311
250,000	Empresa Nacional de Electricidad S.A. (Endesa-Chile), 8.350%, 8/01/2013	273,130
4,070,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	5,068,811
5,940,000	Energy Future Holdings Corp., 10.000%, 1/15/2020	6,237,000
555,000	Enersis S.A., Cayman Islands, 7.400%, 12/01/2016	659,028
31,735,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(c)(d)	7,299,050
25,230,000	RRI Energy, Inc., 7.875%, 6/15/2017	24,346,950
16,670,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	14,148,662
655,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Series A, 10.250%, 11/01/2015	232,525
50,270,000	TXU Corp., Series P, 5.550%, 11/15/2014	35,691,700
101,735,000	TXU Corp., Series Q, 6.500%, 11/15/2024	45,272,075
6,675,000	TXU Corp., Series R, 6.550%, 11/15/2034	2,836,875
7,300,000	White Pine Hydro LLC, 6.310%, 7/10/2017(c)	7,850,347
10,935,000	White Pine Hydro LLC, 6.960%, 7/10/2037(c)	11,772,184
4,000,000	White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(c)	3,881,440

		408,667,234

	Financial Other – 0.3%
19,005,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	17,906,131

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Financial Other – continued
$20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	$24,574,500

		42,480,631

	Food & Beverage – 0.2%
2,085,000	ARAMARK Corp., 5.000%, 6/01/2012	2,095,425
11,250,000	Corn Products International, Inc., 6.625%, 4/15/2037	13,375,451
4,370,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	4,494,183

		19,965,059

	Gaming – 0.0%
810,000	MGM Resorts International, 6.625%, 7/15/2015	769,500
865,000	MGM Resorts International, 6.875%, 4/01/2016	800,125
710,000	MGM Resorts International, 7.500%, 6/01/2016	679,825
1,770,000	MGM Resorts International, 7.625%, 1/15/2017	1,685,925

		3,935,375

	Government Guaranteed – 0.6%
11,038,000	Instituto de Credito Oficial, MTN, 5.500%, 10/11/2012, (AUD)	10,953,915
72,695,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	64,719,349

		75,673,264

	Government Owned - No Guarantee – 0.9%
26,435,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	30,268,075
19,500,000	DP World Ltd., 6.850%, 7/02/2037, 144A	17,647,500
70,300,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	7,502,543
499,300,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	54,657,312
8,935,000	Petroleos de Venezuela S.A., 5.375%, 4/12/2027	4,400,488

		114,475,918

	Government Sponsored – 0.0%
2,700,000	Eksportfinans ASA, 2.000%, 9/15/2015	2,236,626

	Healthcare – 2.4%
4,075,000	Boston Scientific Corp., 5.125%, 1/12/2017	4,389,582
2,765,000	Boston Scientific Corp., 5.450%, 6/15/2014	2,954,707
4,155,000	Boston Scientific Corp., 6.400%, 6/15/2016	4,658,436

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$16,510,000	Boston Scientific Corp., 7.000%, 11/15/2035	$19,018,447
17,785,000	HCA, Inc., 5.750%, 3/15/2014	18,140,700
3,800,000	HCA, Inc., 6.250%, 2/15/2013	3,876,000
17,035,000	HCA, Inc., 6.375%, 1/15/2015	17,354,406
49,350,000	HCA, Inc., 6.500%, 2/15/2016	50,090,250
2,074,000	HCA, Inc., 6.750%, 7/15/2013	2,141,405
14,620,000	HCA, Inc., 7.050%, 12/01/2027	12,262,525
11,104,000	HCA, Inc., 7.190%, 11/15/2015	11,104,000
20,447,000	HCA, Inc., 7.500%, 12/15/2023	18,300,065
24,215,000	HCA, Inc., 7.500%, 11/06/2033	20,945,975
46,148,000	HCA, Inc., 7.690%, 6/15/2025	40,840,980
32,745,000	HCA, Inc., 8.360%, 4/15/2024	30,944,025
15,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	13,996,275
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	8,269,905
2,620,000	Kindred Healthcare, Inc., 8.250%, 6/01/2019	2,200,800
3,260,000	Owens & Minor, Inc., 6.350%, 4/15/2016(c)	3,539,982
32,559,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	26,698,380
4,765,000	Tenet Healthcare Corp., 9.250%, 2/01/2015	5,009,206

		316,736,051

	Home Construction – 0.7%
11,265,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	10,983,375
13,360,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021, 144A	7,414,800
16,075,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	6,269,250
6,290,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	2,421,650
1,685,000	KB Home, 5.750%, 2/01/2014	1,617,600
8,340,000	KB Home, 5.875%, 1/15/2015	7,672,800
5,805,000	KB Home, 6.250%, 6/15/2015	5,340,600
11,315,000	KB Home, 7.250%, 6/15/2018	10,183,500

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Home Construction – continued
$3,745,000	Pulte Group, Inc., 5.200%, 2/15/2015	$3,501,575
47,260,000	Pulte Group, Inc., 6.000%, 2/15/2035	31,368,825
13,190,000	Pulte Group, Inc., 6.375%, 5/15/2033	9,134,075

		95,908,050

	Independent Energy – 0.2%
4,798,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	5,485,246
12,635,000	QEP Resources, Inc., 6.875%, 3/01/2021	13,614,213
2,499,000	Swift Energy Co., 7.125%, 6/01/2017	2,486,505

		21,585,964

	Industrial Other – 0.1%
10,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	10,932,920

	Life Insurance – 0.9%
27,655,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	24,612,950
2,185,000	American International Group, Inc., Series G, MTN, 5.600%, 10/18/2016	2,105,986
19,625,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	19,193,544
4,815,000	American International Group, Inc., Series MP, GMTN, 5.450%, 5/18/2017	4,601,407
2,855,000	American International Group, Inc., Series MPLE, 4.900%, 6/02/2014, (CAD)	2,774,430
2,100,000	AXA, S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 12/29/2049, 144A	1,365,000
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	15,167,355
1,475,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	1,685,188
15,930,000	MetLife, Inc., 6.400%, 12/15/2066	15,073,794
8,145,000	MetLife, Inc., 10.750%, 8/01/2069	10,751,400
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	9,196,145
3,910,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	4,369,323
6,700,000	Unum Group, 7.125%, 9/30/2016	7,645,417

		118,541,939

	Local Authorities – 1.5%
3,905,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	3,304,593

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Local Authorities – continued
79,755,000		New South Wales Treasury Corp., 6.000%, 5/01/2012, (AUD)	$82,070,217
10,530,000		New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012, (AUD)	10,829,161
66,305,000		New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	71,969,260
26,730,000		Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	28,423,460

			196,596,691

		Media Cable – 0.2%
25,270,000		Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	27,176,257

		Media Non-Cable – 0.4%
3,785,000		Clear Channel Communications, Inc., 5.750%, 1/15/2013	3,595,750
64,250,000		Clear Channel Communications, Inc., 9.000%, 3/01/2021	54,130,625

			57,726,375

		Metals & Mining – 0.4%
3,949,000		Alcoa, Inc., 5.870%, 2/23/2022	3,977,756
1,405,000		Alcoa, Inc., 5.950%, 2/01/2037	1,332,515
4,330,000		Alcoa, Inc., 6.750%, 1/15/2028	4,452,353
17,905,000		Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A	15,398,300
7,000,000		United States Steel Corp., 6.050%, 6/01/2017	6,685,000
6,779,000		United States Steel Corp., 6.650%, 6/01/2037	5,287,620
16,435,000		United States Steel Corp., 7.000%, 2/01/2018	16,270,650

			53,404,194

		Non-Captive Consumer – 4.0%
69,019,000		Residential Capital LLC, 9.625%, 5/15/2015	48,313,300
995,000		SLM Corp., 6.000%, 5/10/2012, (AUD)	1,000,417
109,950	(††)	SLM Corp., 6.000%, 12/15/2043	2,086,576
20,970,000		SLM Corp., MTN, 5.050%, 11/14/2014	20,682,711
2,160,000		SLM Corp., MTN, 8.000%, 3/25/2020	2,181,600
41,770,000		SLM Corp., Series A, MTN, 5.000%, 4/15/2015	40,193,391
14,465,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	12,539,839
24,705,000		SLM Corp., Series A, MTN, 5.375%, 5/15/2014	24,722,318

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Consumer – continued
$35,405,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	$26,409,298
95,060,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	97,911,800
26,150,000	Springleaf Finance Corp., 3.250%, 1/16/2013, (EUR)	29,200,215
10,120,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	7,134,600
6,900,000	Springleaf Finance Corp., Series H, MTN, 5.375%, 10/01/2012	6,520,500
10,700,000	Springleaf Finance Corp., Series I, MTN, 4.875%, 7/15/2012	10,272,000
14,232,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	10,353,780
14,430,000	Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	12,698,400
2,900,000	Springleaf Finance Corp., Series J, MTN, 5.900%, 9/15/2012	2,773,125
800,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	556,000
241,395,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	173,804,400

		529,354,270

	Non-Captive Diversified – 7.5%
22,211,000	Ally Financial, Inc., 6.750%, 12/01/2014	22,322,055
2,947,000	Ally Financial, Inc., 6.875%, 8/28/2012	2,983,838
17,038,000	Ally Financial, Inc., 7.500%, 12/31/2013	17,506,545
35,400,000	Ally Financial, Inc., 7.500%, 9/15/2020	35,754,000
32,711,000	Ally Financial, Inc., 8.000%, 12/31/2018	32,138,557
25,955,000	Ally Financial, Inc., 8.000%, 11/01/2031	25,046,575
49,800,000	Ally Financial, Inc., 8.300%, 2/12/2015	52,539,000
27,144,615	CIT Group, Inc., 7.000%, 5/01/2015	27,198,904
70,757,457	CIT Group, Inc., 7.000%, 5/01/2017	70,757,457
3,100,000	General Electric Capital Corp., EMTN, 6.125%, 5/17/2012, (GBP)	4,884,117
79,035,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	65,748,287
65,300,000	General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012, (SGD)	50,606,304
115,000,000	General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012, (SGD)	88,880,934
58,490,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	49,703,345
15,305,000	General Electric Capital Corp., Series A, MTN, 0.703%, 5/13/2024(b)	11,992,386

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Diversified – continued
245,797,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	$201,755,326
360,000	International Lease Finance Corp., 5.875%, 5/01/2013	354,600
5,605,000	International Lease Finance Corp., 6.250%, 5/15/2019	5,177,843
9,289,000	International Lease Finance Corp., 6.375%, 3/25/2013	9,242,555
20,610,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	21,331,350
10,245,000	International Lease Finance Corp., 8.250%, 12/15/2020	10,347,450
24,750,000	International Lease Finance Corp., 8.625%, 9/15/2015	25,368,750
2,620,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	2,561,050
2,547,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	2,432,385
34,782,000	iStar Financial, Inc., 5.150%, 3/01/2012	34,608,090
3,010,000	iStar Financial, Inc., 5.500%, 6/15/2012	2,942,275
23,175,000	iStar Financial, Inc., 5.850%, 3/15/2017	18,366,187
20,478,000	iStar Financial, Inc., 5.875%, 3/15/2016	16,587,180
8,300,000	iStar Financial, Inc., 6.050%, 4/15/2015	6,785,250
35,130,000	iStar Financial, Inc., 8.625%, 6/01/2013	32,495,250
2,920,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	2,430,900
44,610,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	38,253,075

		989,101,820

	Oil Field Services – 0.9%
7,015,000	Allis-Chalmers Energy, Inc., 8.500%, 3/01/2017	6,909,775
77,565,000	Nabors Industries, Inc., 9.250%, 1/15/2019	97,568,626
3,095,000	Parker Drilling Co., 9.125%, 4/01/2018	3,257,487
7,275,000	Rowan Cos., Inc., 7.875%, 8/01/2019	8,528,468

		116,264,356

	Packaging – 0.3%
2,450,000	OI European Group BV, 6.875%, 3/31/2017, 144A, (EUR)	3,186,768
33,261,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	36,753,405

		39,940,173

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Paper – 1.1%
$14,715,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	$17,753,206
12,410,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	15,305,427
120,000	Georgia-Pacific LLC, 7.700%, 6/15/2015	139,421
47,875,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	60,253,416
1,003,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,378,688
14,520,000	Westvaco Corp., 7.950%, 2/15/2031	16,100,546
25,210,000	Westvaco Corp., 8.200%, 1/15/2030	28,662,635
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	2,809,106
5,490,000	Weyerhaeuser Co., 7.375%, 3/15/2032	5,762,480

		148,164,925

	Pipelines – 1.8%
750,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	864,375
5,255,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	5,769,617
9,115,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	9,584,413
13,175,000	Enterprise Products Operating LLC, 4.050%, 2/15/2022	13,423,533
5,100,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	6,367,467
21,200,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	22,615,227
42,498,573	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	45,260,980
81,710,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	80,662,478
43,450,000	NiSource Finance Corp., 6.400%, 3/15/2018	49,961,070
4,168,000	Transportadora de Gas del Sur S.A., 7.875%, 5/14/2017, 144A	3,751,200

		238,260,360

	Property & Casualty Insurance – 0.4%
14,855,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	16,002,979
3,405,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	3,902,181
11,075,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	12,168,125
11,865,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	6,644,400
2,275,000	Nationwide Mutual Insurance Co., 6.600%, 4/15/2034, 144A	2,085,759

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Property & Casualty Insurance – continued
$11,200,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	$11,747,109
3,000,000	White Mountains Re Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 5/29/2049, 144A	2,733,120
1,425,000	XL Group PLC, 6.375%, 11/15/2024	1,498,040

		56,781,713

	Property Trust – 0.4%
46,015,000	WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	51,322,646

	Railroads – 0.0%
1,153,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	830,160

	REITs - Apartments – 0.3%
2,025,000	Camden Property Trust, 5.000%, 6/15/2015	2,150,732
27,950,000	Camden Property Trust, 5.700%, 5/15/2017	30,604,552

		32,755,284

	REITs - Diversified – 0.0%
4,030,000	Duke Realty LP, 5.950%, 2/15/2017	4,332,754

	REITs - Office Property – 0.4%
47,305,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	50,034,073

	REITs - Warehouse/Industrials – 0.1%
4,180,000	ProLogis LP, 5.625%, 11/15/2015	4,445,660
3,915,000	ProLogis LP, 5.625%, 11/15/2016	4,133,586
4,635,000	ProLogis LP, 5.750%, 4/01/2016	4,904,127
1,662,000	ProLogis LP, 6.625%, 5/15/2018	1,804,993
1,100,000	ProLogis LP, 6.875%, 3/15/2020	1,221,358
2,080,000	ProLogis LP, 7.375%, 10/30/2019	2,349,961

		18,859,685

	Retailers – 1.1%
5,743,000	Dillard’s, Inc., 6.625%, 1/15/2018	5,656,855
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,059,000
4,187,000	Dillard’s, Inc., 7.130%, 8/01/2018	4,213,169
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,410,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
	Retailers – continued
$425,000	Dillard’s, Inc., 7.875%, 1/01/2023	$408,000
10,270,000	Foot Locker, Inc., 8.500%, 1/15/2022	10,603,775
3,685,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	3,703,425
37,064,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	30,994,770
635,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	635,000
3,985,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,566,575
15,907,000	Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	18,479,194
12,275,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	13,086,451
2,365,000	Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	2,601,121
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	6,335,345
37,646,000	Toys R Us, Inc., 7.375%, 10/15/2018	33,787,285
8,355,000	Toys R Us, Inc., 7.875%, 4/15/2013	8,490,769

		147,030,734

	Sovereigns – 1.8%
64,132,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	9,167,527
10,000,000,000	Indonesia Treasury Bond, Series FR47, 10.000%, 2/15/2028, (IDR)	1,416,335
272,460,000,000	Indonesia Treasury Bond, Series ZC3, Zero Coupon, 11/20/2012, (IDR)	28,946,806
56,700,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	34,653,800
49,120,000	Republic of Brazil, 12.500%, 1/05/2016, (BRL)	31,074,440
107,840,000	Republic of Brazil, 12.500%, 1/05/2022, (BRL)	74,003,592
18,400,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	17,480,000
3,639,662,000	Republic of Iceland, 4.250%, 8/24/2012, (ISK)	17,566,619
3,178,700,000	Republic of Iceland, 7.250%, 5/17/2013, (ISK)	15,969,911

		230,279,030

	Supermarkets – 0.8%
8,336,000	American Stores Co., 7.900%, 5/01/2017	7,835,840
73,686,000	New Albertson’s, Inc., 7.450%, 8/01/2029	57,475,080
20,250,000	New Albertson’s, Inc., 7.750%, 6/15/2026	16,655,625

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Supermarkets – continued
$9,800,000	New Albertson’s, Inc., 8.000%, 5/01/2031	$7,815,500
3,425,000	New Albertson’s, Inc., 8.700%, 5/01/2030	2,988,313
13,707,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	9,766,237

		102,536,595

	Supranational – 2.0%
108,310,000	European Bank for Reconstruction & Development, GMTN, 9.000%, 4/28/2014, (BRL)	59,351,151
20,250,000	European Bank for Reconstruction & Development, GMTN, 9.250%, 9/10/2012, (BRL)	10,938,311
16,375,000	European Investment Bank, 11.250%, 2/14/2013, (BRL)	8,975,633
460,500,000,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	45,468,503
24,398,000	European Investment Bank, EMTN, 7.000%, 1/18/2012, (NZD)	19,020,358
60,665,000	European Investment Bank, MTN, 6.250%, 4/15/2015, (AUD)	63,237,456
244,840,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	24,515,052
24,450,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	20,900,099
8,300,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	6,491,431

		258,897,994

	Technology – 1.7%
1,370,000	Advanced Micro Devices, Inc., 7.750%, 8/01/2020	1,407,675
41,705,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	48,296,267
27,287,000	Alcatel-Lucent, 8.500%, 1/15/2016, (EUR)	29,224,165
832,000	Alcatel-Lucent, EMTN, 6.375%, 4/07/2014, (EUR)	1,049,896
64,730,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	46,443,775
5,765,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	4,136,387
2,435,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	2,750,406
10,600,000	Avnet, Inc., 5.875%, 3/15/2014	11,240,017
35,630,000	Avnet, Inc., 6.000%, 9/01/2015	38,423,036
11,345,000	Avnet, Inc., 6.625%, 9/15/2016	12,691,402
2,520,000	Corning, Inc., 6.850%, 3/01/2029	3,057,692
6,960,000	Eastman Kodak Co., 7.250%, 11/15/2013	2,296,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$95,000	Freescale Semiconductor, Inc., 8.875%, 12/15/2014	$97,375
6,290,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	6,620,225
475,000	Motorola Solutions, Inc., 6.000%, 11/15/2017	533,463
2,562,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	2,646,023
9,260,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(e)	9,815,600
240,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	289,021
1,730,000	Xerox Corp., MTN, 7.200%, 4/01/2016	1,962,782

		222,982,007

	Tobacco – 0.1%
5,805,000	Reynolds American, Inc., 6.750%, 6/15/2017	6,598,125
6,175,000	Reynolds American, Inc., 7.250%, 6/15/2037	7,162,815

		13,760,940

	Transportation Services – 0.4%
10,503,000	APL Ltd., 8.000%, 1/15/2024(c)	6,826,950
9,757,144	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	9,171,715
6,862,758	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(d)(f)	5,147,069
6,781,958	Atlas Air Pass Through Trust, Series 1999-1, Class A-1, 7.200%, 7/02/2020	6,781,958
73,494	Atlas Air Pass Through Trust, Series 1999-1, Class A-2, 6.880%, 4/02/2014	73,494
7,696,685	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016	6,619,149
4,744,556	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(d)	3,558,417
3,874,970	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017	3,681,221
3,970,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	4,776,204

		46,636,177

	Treasuries – 13.0%
320,680,000	Canadian Government, 2.000%, 9/01/2012, (CAD)	317,006,542
80,216,000	Canadian Government, 3.500%, 6/01/2013, (CAD)	81,529,377
171,980,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	193,135,861
25,445,000	Canadian Government, 4.250%, 6/01/2018, (CAD)	29,137,054
4,226,829	Hellenic Republic Government Bond, 2.300%, 7/25/2030, (EUR)	991,658

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – continued
2,520,000		Hellenic Republic Government Bond, 4.500%, 9/20/2037, (EUR)	$646,758
1,350,000		Hellenic Republic Government Bond, 4.600%, 7/20/2018, (EUR)	383,571
69,280,000		Hellenic Republic Government Bond, 4.700%, 3/20/2024, (EUR)	19,635,885
47,935,000		Hellenic Republic Government International Bond, 2.125%, 7/05/2013, (CHF)	20,595,260
118,375,000		Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	121,106,985
52,325,000		Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	52,304,819
7,325,000		Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	7,676,552
121,560,000		Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	123,860,466
1,440,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	1,468,798
1,440,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	1,539,061
1,435,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	1,589,137
18,686,981	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	150,039,128
22,670,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	20,221,626
151,035,000		New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	123,550,866
457,420,000		Norwegian Government, 4.250%, 5/19/2017, (NOK)	85,314,296
221,050,000		Norwegian Government, 5.000%, 5/15/2015, (NOK)	41,064,218
1,520,540,000		Norwegian Government, 6.500%, 5/15/2013, (NOK)	271,715,949
27,700,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	17,914,613
250,000		Portugal Obrigacoes do Tesouro OT, 4.100%, 4/15/2037, (EUR)	152,883
6,225,000		Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	4,245,668
14,475,000		Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	9,273,466
3,481,377,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	17,515,176

			1,713,615,673

		Utility Other – 0.0%
3,300,000		Listrindo Capital BV, 9.250%, 1/29/2015, 144A	3,590,367

		Wireless – 1.0%
42,310,000		Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	40,829,150
30,755,000		Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	28,140,825

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – continued
$3,628,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	$3,609,860
31,041,000	Sprint Capital Corp., 6.875%, 11/15/2028	22,155,514
29,252,000	Sprint Capital Corp., 6.900%, 5/01/2019	24,059,770
6,260,000	Sprint Capital Corp., 8.750%, 3/15/2032	5,062,775
11,309,000	Sprint Nextel Corp., 6.000%, 12/01/2016	9,386,470

		133,244,364

	Wirelines – 3.9%
5,650,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	4,209,250
4,370,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	5,058,648
21,480,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	23,847,808
2,715,000	BellSouth Telecommunications, Inc., 7.000%, 12/01/2095	3,408,503
72,320,000	CenturyLink, Inc., 6.450%, 6/15/2021	72,453,213
7,410,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	6,907,595
2,965,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,909,451
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	266,000
155,000	Cincinnati Bell, Inc., 7.000%, 2/15/2015	155,581
5,330,000	Embarq Corp., 7.995%, 6/01/2036	5,522,882
38,336,000	Frontier Communications Corp., 7.875%, 1/15/2027	32,585,600
1,120,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	1,926,133
1,800,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	2,444,614
50,080,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	50,956,400
8,399,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	8,587,978
2,555,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	2,666,781
500,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	366,817
11,550,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	8,909,361
28,750,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	25,756,554
200,000	Portugal Telecom International Finance BV, EMTN, 5.625%, 2/08/2016, (EUR)	211,610
800,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	756,161

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$16,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	$16,123,266
42,460,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	39,868,624
12,463,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	12,836,890
32,395,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	32,180,383
31,060,000	Qwest Corp., 6.875%, 9/15/2033	30,851,587
3,075,000	Qwest Corp., 7.200%, 11/10/2026	3,067,934
3,999,000	Qwest Corp., 7.250%, 9/15/2025	4,377,221
2,288,000	Qwest Corp., 7.500%, 6/15/2023	2,288,684
5,470,000	SK Broadband Co. Ltd., 7.000%, 2/01/2012, 144A	5,471,750
25,655,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	19,009,662
20,965,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	15,877,738
31,690,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	34,103,573
18,600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	20,067,734
9,835,000	Verizon Maryland, Inc., Series B, 5.125%, 6/15/2033	10,281,430
3,346,000	Verizon New England, Inc., 7.875%, 11/15/2029	4,063,406
5,215,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	5,580,373

		515,957,195

	Total Non-Convertible Bonds (Identified Cost $8,505,958,295)	8,712,833,107

Convertible Bonds – 8.7%

	Airlines – 0.0%
890,000	AMR Corp., 6.250%, 10/15/2014(e)	189,125
1,255,000	United Continental Holdings, Inc., 4.500%, 6/30/2021	1,129,500

		1,318,625

	Automotive – 1.5%
2,910,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(g)	1,876,950
125,580,000	Ford Motor Co., 4.250%, 11/15/2016	180,050,325
8,460,000	Navistar International Corp., 3.000%, 10/15/2014	9,115,650

		191,042,925

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Diversified Manufacturing – 0.3%
$30,570,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	$28,430,100
16,727,000	Trinity Industries, Inc., 3.875%, 6/01/2036	16,350,642

		44,780,742

	Electric – 0.0%
1,800,000	CMS Energy Corp., 5.500%, 6/15/2029	2,889,000

	Healthcare – 0.5%
19,215,000	Hologic, Inc., (accretes to principal after 12/15/2013), 2.000%, 12/15/2037(g)	18,326,306
1,810,000	Illumina, Inc., 0.250%, 3/15/2016, 144A	1,450,263
12,005,000	Life Technologies Corp., 1.500%, 2/15/2024	12,005,000
190,000	LifePoint Hospitals, Inc., 3.250%, 8/15/2025	193,088
2,380,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	2,433,550
5,445,000	Omnicare, Inc., 3.250%, 12/15/2035	4,995,787
20,495,000	Omnicare, Inc., 3.750%, 12/15/2025	28,488,050

		67,892,044

	Home Construction – 0.4%
52,005,000	Lennar Corp., 3.250%, 11/15/2021, 144A	56,880,469

	Independent Energy – 0.2%
20,440,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	16,863,000
7,230,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	6,443,738

		23,306,738

	Life Insurance – 0.5%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	64,074,056

	Media Non-Cable – 0.0%
7,641,444	Liberty Media LLC, 3.500%, 1/15/2031	4,326,967

	Metals & Mining – 0.1%
1,000,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	1,088,750
11,270,000	United States Steel Corp., 4.000%, 5/15/2014	12,467,438

		13,556,188

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Non-Captive Diversified – 0.3%
$44,035,000	iStar Financial, Inc., 0.872%, 10/01/2012(b)	$39,631,500

	Pharmaceuticals – 0.9%
41,680,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	41,263,200
85,100,000	Human Genome Sciences, Inc., 3.000%, 11/15/2018	75,951,750
3,065,000	Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	3,214,419

		120,429,369

	REITs - Warehouse/Industrials – 0.2%
19,445,000	ProLogis LP, 3.250%, 3/15/2015	20,052,656

	Technology – 3.0%
3,195,000	Alcatel-Lucent USA, Inc., Series B, 2.875%, 6/15/2025	2,803,613
49,215,000	Ciena Corp., 0.875%, 6/15/2017	37,280,362
5,535,000	Ciena Corp., 3.750%, 10/15/2018, 144A	5,202,900
6,075,000	Ciena Corp., 4.000%, 3/15/2015, 144A	5,968,687
11,463,000	Intel Corp., 2.950%, 12/15/2035	11,935,849
220,000,000	Intel Corp., 3.250%, 8/01/2039	275,550,000
4,487,000	Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	4,470,174
720,000	Lam Research Corp., 1.250%, 5/15/2018, 144A	675,000
50,625,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031, 144A	44,550,000

		388,436,585

	Wirelines – 0.8%
6,000,000	Level 3 Communications, Inc., 6.500%, 10/01/2016	7,297,500
54,075,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	58,603,781
32,895,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	35,649,956
900,000	Portugal Telecom International Finance BV, Series PTC, 4.125%, 8/28/2014, (EUR)	955,157

		102,506,394

	Total Convertible Bonds (Identified Cost $1,033,426,182)	1,141,124,258

Municipals – 1.4%

	California – 0.4%
4,170,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (MBIA insured), 3.750%, 8/01/2028	3,135,340

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Municipals – continued

	California – continued
$1,530,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (Registered), (MBIA insured), 3.750%, 8/01/2028	$1,367,162
5,175,000	State of California, (AMBAC insured), 4.500%, 8/01/2027	5,372,012
14,415,000	State of California, 4.500%, 10/01/2029	14,735,013
4,190,000	State of California, (AMBAC insured), 4.500%, 8/01/2030	4,275,560
4,075,000	State of California, 4.500%, 8/01/2030	4,158,211
2,680,000	State of California (Various Purpose), (MBIA insured), 3.250%, 12/01/2027	2,418,593
12,645,000	State of California (Various Purpose), (AMBAC insured), 4.500%, 12/01/2033	12,749,700

		48,211,591

	District of Columbia – 0.0%
3,850,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047	4,323,011

	Illinois – 0.3%
1,725,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	1,678,580
47,285,000	State of Illinois, 5.100%, 6/01/2033	42,917,758

		44,596,338

	Michigan – 0.1%
12,500,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c)	9,157,875

	Virginia – 0.6%
128,820,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	80,824,244

	Total Municipals (Identified Cost $226,236,761)	187,113,059

	Total Bonds and Notes (Identified Cost $9,765,621,238)	10,041,070,424

Senior Loans – 0.3%

	Electric – 0.0%
4,788,467	Texas Competitive Electric Holdings Company, LLC, Non-Extended Term Loan, 3.776%, 10/10/2014(b)	3,330,762

	Media Non-Cable – 0.1%
2,837,119	Dex Media West LLC, New Term Loan, 7.250%, 10/24/2014(b)	1,574,601
23,375,907	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(b)	10,782,137

		12,356,738

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Wireless – 0.1%
$8,511,351	Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.000%, 11/01/2015(b)(h)	$8,575,186

	Wirelines – 0.1%
25,215,097	FairPoint Communications, Inc., New Term Loan B, 6.500%, 1/22/2016(b)	20,048,524

	Total Senior Loans (Identified Cost $71,177,012)	44,311,210

Shares
Common Stocks – 15.6%

	Biotechnology – 0.2%
867,059	Vertex Pharmaceuticals, Inc.(d)	28,795,029

	Chemicals – 1.6%
1,364,851	Dow Chemical Co. (The)	39,253,115
2,000,000	PPG Industries, Inc.	166,980,000

		206,233,115

	Containers & Packaging – 0.1%
460,656	Owens-Illinois, Inc.(d)	8,927,513
1,675	Rock-Tenn Co., Class A	96,648

		9,024,161

	Diversified Financial Services – 0.2%
3,979,932	Bank of America Corp.	22,128,422

	Diversified Telecommunication Services – 2.9%
183,181	FairPoint Communications, Inc.(d)	793,174
283,397	Hawaiian Telcom Holdco, Inc.(d)	4,364,314
3,871,339	Telecom Italia SpA, Sponsored ADR	34,454,917
200,000	Telecom Italia SpA, Sponsored ADR	2,130,000
19,550,590	Telefonica S.A., Sponsored ADR	336,074,642

		377,817,047

	Electric Utilities – 0.0%
282,500	Duke Energy Corp.	6,215,000

	Electronic Equipment, Instruments & Components – 0.0%
41,343	Corning, Inc.	536,632

	Food Products – 0.5%
2,309,175	ConAgra Foods, Inc.	60,962,220

	Household Durables – 0.1%
477,725	KB Home	3,210,312
549,450	Lennar Corp., Class A	10,796,693

		14,007,005

	Media – 0.0%
4,701	Dex One Corp.(d)	7,804
56,625	SuperMedia, Inc.(d)	149,490

		157,294

Shares	Description	Value (†)
Common Stocks – continued

	Oil, Gas & Consumable Fuels – 2.5%
846,398	Chesapeake Energy Corp.	$18,866,211
5,119,117	Repsol YPF S.A., Sponsored ADR	156,184,260
2,134,173	Royal Dutch Shell PLC, ADR	155,986,704
141,249	Spectra Energy Corp.	4,343,407

		335,380,582

	Pharmaceuticals – 3.2%
8,514,190	Bristol-Myers Squibb Co.	300,040,055
2,288	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	92,344
2,691,177	Valeant Pharmaceuticals International, Inc.(d)	125,651,054

		425,783,453

	REITs - Apartments – 0.4%
290,904	Apartment Investment & Management Co., Class A	6,664,611
889,730	Associated Estates Realty Corp.	14,191,193
460,000	Equity Residential	26,233,800

		47,089,604

	REITs - Regional Malls – 0.1%
123,159	Simon Property Group, Inc.	15,880,121

	REITs - Shopping Centers – 0.0%
201,557	DDR Corp.	2,452,949

	Semiconductors & Semiconductor Equipment – 2.5%
13,359,360	Intel Corp.	323,964,480

	Software – 1.3%
6,568,091	Microsoft Corp.	170,507,642

	Total Common Stocks (Identified Cost $1,799,739,510)	2,046,934,756

Preferred Stocks – 2.7%

Convertible Preferred Stocks – 2.0%

	Automotive – 1.0%
2,776,055	General Motors Co., Series B, 4.750%	95,079,884
649,840	Goodyear Tire & Rubber Co. (The), 5.875%	31,614,716

		126,694,600

	Banking – 0.2%
19,062	Bank of America Corp., Series L, 7.250%	15,021,237
203,658	Sovereign Capital Trust IV, 4.375%	9,673,755
8,533	Wells Fargo & Co., Series L, Class A, 7.500%	8,993,782

		33,688,774

	Construction Machinery – 0.1%
145,110	United Rentals Trust I, 6.500%	6,820,170

Shares	Description	Value (†)
Preferred Stocks – continued

Convertible Preferred Stocks – continued

	Consumer Products – 0.1%
192,518	Newell Financial Trust I, 5.250%	$8,133,886

	Electric – 0.2%
380,577	AES Trust III, 6.750%	18,682,525
107,725	CMS Energy Trust I, 7.750%(c)(i)	4,632,175

		23,314,700

	Home Construction – 0.0%
355,000	Hovnanian Enterprises, Inc., 7.250%	2,715,750

	Independent Energy – 0.1%
52,020	Chesapeake Energy Corp., 4.500%	4,817,572
99,800	SandRidge Energy, Inc., 8.500%	12,371,208

		17,188,780

	Pipelines – 0.1%
242,297	El Paso Energy Capital Trust I, 4.750%	11,155,354

	REITs - Healthcare – 0.0%
116,700	Health Care REIT, Inc., Series I, 6.500%	5,971,539

	Technology – 0.2%
39,920	Lucent Technologies Capital Trust I, 7.750%	24,510,880

	Total Convertible Preferred Stocks (Identified Cost $304,089,347)	260,194,433

Non-Convertible Preferred Stocks – 0.7%

	Banking – 0.2%
35,000	Bank of America Corp., 6.375%	638,050
847,800	Citigroup Capital XIII, (fixed rate to 10/30/2015, variable rate thereafter), 7.875%	22,093,668
389,800	Countrywide Capital IV, 6.750%	7,741,428

		30,473,146

	Electric – 0.0%
393	Entergy New Orleans, Inc., 4.750%	38,944

	Government Sponsored – 0.2%
26,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(g)	27,340,625

Shares	Description	Value (†)
Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued

	Home Construction – 0.0%
208,246	Hovnanian Enterprises, Inc., 7.625%(d)	$291,544

	Non-Captive Consumer – 0.0%
101,175	SLM Corp., Series A, 6.970%	4,057,117

	Non-Captive Diversified – 0.2%
37,416	Ally Financial, Inc., Series G, 7.000%, 144A	26,821,428

	REITs - Office Property – 0.0%
1,596	Highwoods Properties, Inc., Series A, 8.625%	1,760,588

	REITs - Warehouse/Industrials – 0.1%
116,192	ProLogis, Inc., Series Q, 8.540%	6,369,645

	Total Non-Convertible Preferred Stocks (Identified Cost $75,886,834)	97,153,037

	Total Preferred Stocks (Identified Cost $379,976,181)	357,347,470

Closed End Investment Companies – 0.1%
681,131	Highland Credit Strategies Fund	4,209,390
104,115	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,083,837
1,017,081	Western Asset High Income Opportunity Fund, Inc.	6,275,390

	Total Closed End Investment Companies (Identified Cost $17,761,684)	11,568,617

Principal Amount (‡)
Short-Term Investments – 3.6%
$1,467,094	Repurchase Agreement with State Street Bank and Trust Company, dated 12/30/2011 at 0.000% to be repurchased at $1,467,094 on 1/03/2012 collateralized by $1,500,000 U.S. Treasury Bill, due 3/08/2012 valued at $1,499,946 including accrued interest(j)	1,467,094
468,042,632	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2011 at 0.000% to be repurchased at $468,042,632 on 1/03/2012 collateralized by $134,835,000 Federal National Mortgage Association, 5.000% due 3/15/2016 valued at $158,768,213; $48,415,000 Federal Home Loan Mortgage Corp., 2.500% due 5/27/2016 valued at $51,440,937; $78,265,000 U.S. Treasury Note, 1.250% due 10/31/2015 valued at $80,358,432; $175,000,000 U.S. Treasury Note, 2.125% due 2/29/2016 valued at $186,375,000; $465,000 Federal National Mortgage Association Discount Note, due 6/06/2012 valued at $464,768 including accrued interest(j)	468,042,632

	Total Short-Term Investments (Identified Cost $469,509,726)	469,509,726

	Total Investments – 98.5% (Identified Cost $12,503,785,351)(a)	12,970,742,203
	Other assets less liabilities – 1.5%	202,246,932

	Net Assets – 100.0%	$13,172,989,135

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by a pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At December 31, 2011, the net unrealized appreciation on investments based on a cost of $12,543,421,937 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of tax cost over value	$1,319,494,332
Aggregate gross unrealized depreciation for all investments in which there is an excess of value over tax cost	(892,174,066)

Net unrealized appreciation	$427,320,266

At September 30, 2011, the Fund had a capital loss carryforward of $440,508,454 which expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

(b)	Variable rate security. Rate as of December 31, 2011 is disclosed.
(c)	Illiquid security. At December 31, 2011, the value of these securities amounted to $278,915,205 or 2.1% of net assets.
(d)	Non-income producing security.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Maturity has been extended under the terms of a plan of reorganization.
(g)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(h)	All or a portion of interest payment is paid-in-kind.
(i)	Fair valued security by the Fund’s investment adviser. At December 31, 2011, the value of this security amounted to $4,632,175 representing less than 0.1% of net assets.
(j)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of Rule 144A holdings amounted to $1,281,772,438 or 9.7% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Banking	$—	$455,360,156	$48,284,915	$503,645,071
Non-Captive Consumer	2,086,576	527,267,694	—	529,354,270
Treasuries	—	1,692,949,459	20,666,214	1,713,615,673
All Other Non-Convertible Bonds*	—	5,966,218,093	—	5,966,218,093

Total Non-Convertible Bonds	2,086,576	8,641,795,402	68,951,129	8,712,833,107

Convertible Bonds*	—	1,141,124,258	—	1,141,124,258
Municipals*	—	187,113,059	—	187,113,059

Total Bonds and Notes	2,086,576	9,970,032,719	68,951,129	10,041,070,424

Senior Loans*	—	44,311,210	—	44,311,210
Common Stocks*	2,046,934,756	—	—	2,046,934,756
Preferred Stocks
Convertible Preferred Stocks
Banking	24,015,019	9,673,755	—	33,688,774
Construction Machinery	—	6,820,170	—	6,820,170
Consumer Products	—	8,133,886	—	8,133,886
Electric	18,682,525	—	4,632,175	23,314,700

Independent Energy	4,817,572	12,371,208	—	17,188,780
All Other Convertible Preferred Stocks*	171,048,123	—	—	171,048,123

Total Convertible Preferred Stocks	218,563,239	36,999,019	4,632,175	260,194,433

Non-Convertible Preferred Stocks
Electric	—	38,944	—	38,944
Government Sponsored	—	27,340,625	—	27,340,625
Non-Captive Diversified	—	26,821,428	—	26,821,428
REITs - Office Property	—	1,760,588	—	1,760,588
All Other Non-Convertible Preferred Stocks*	41,191,452	—	—	41,191,452

Total Non-Convertible Preferred Stocks	41,191,452	55,961,585	—	97,153,037

Total Preferred Stocks	259,754,691	92,960,604	4,632,175	357,347,470

Closed End Investment Companies	11,568,617	—	—	11,568,617
Short-Term Investments	—	469,509,726	—	469,509,726

Total	$2,320,344,640	$10,576,814,259	$73,583,304	$12,970,742,203

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A preferred stock valued at $9,179,640 was transferred from Level 1 to Level 2 during the period ended December 31, 2011. At September 30, 2011, this security was valued at market price in accordance with the Fund’s valuation policies; at December 31, 2011, this security was valued on the basis of evaluated bids furnished to the Fund by a pricing service.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2011
Bonds and Notes
Non-Convertible Bonds
Banking	$—	$—	$—	$(3,072,056)	$51,356,971	$—	$—	$—	$48,284,915	$(3,072,056)
Consumer Cyclical Services	4,482,500	—	—	—	—	—	—	(4,482,500)	—	—
Technology	1,740,000	—	—	—	—	—	—	(1,740,000)	—	—
Treasuries	742,727	405,688	—	(10,782,814)	—	—	30,300,613	—	20,666,214	(10,782,814)
Preferred Stocks
Convertible Preferred Stocks
Electric	4,847,625	—	—	(215,450)	—	—	—	—	4,632,175	(215,450)
Independent Energy	9,980,000	—	—	—	—	—	—	(9,980,000)	—	—
Non-Convertible Preferred Stocks
Non-Captive Diversified	22,149,600	—	—	—	—	—	—	(22,149,600)	—	—

Total	$43,942,452	$405,688	$—	$(14,070,320)	$51,356,971	$—	$30,300,613	$(38,352,100))	$73,583,304	$(14,070,320)

Debt securities valued at $6,222,500 and preferred stocks valued at $32,129,600 were transferred from Level 3 to Level 2 during the period ended December 31, 2011. At September 30, 2011, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund; at December 31, 2011, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service.

Debt securities valued at $30,300,613 were transferred from Level 2 to Level 3 during the period ended December 31, 2011. At September 30, 2011, these securities were valued on the basis of evaluated bids furnished to the Fund by a pricing service; at December 31, 2011, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2011 (Unaudited)

Treasuries	13.0%
Non-Captive Diversified	8.0
Technology	4.9
Wirelines	4.8
Banking	4.2
Pharmaceuticals	4.1
Non-Captive Consumer	4.0
Automotive	3.6
Electric	3.3
Healthcare	2.9
Diversified Telecommunication Services	2.9
Airlines	2.7
Oil, Gas & Consumable Fuels	2.5
Semiconductors & Semiconductor Equipment	2.5
Chemicals	2.4
Supranational	2.0
Other Investments, less than 2% each	27.1
Short-Term Investments	3.6

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

Currency Exposure at December 31, 2011 (Unaudited)

United States Dollar	71.3%
Canadian Dollar	5.9
New Zealand Dollar	4.3
Euro	3.8
Norwegian Krone	3.0
Australian Dollar	2.6
Other, less than 2% each	7.6

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2011 (Unaudited)

Loomis Sayles Value Fund

Shares	Description	Value (†)
Common Stocks – 98.8% of Net Assets

	Aerospace & Defense – 2.9%
309,143	Honeywell International, Inc.	$16,801,922
317,828	Northrop Grumman Corp.	18,586,582

		35,388,504

	Auto Components – 1.6%
697,131	Goodyear Tire & Rubber Co. (The)(b)	9,878,346
321,744	Johnson Controls, Inc.	10,057,718

		19,936,064

	Automobiles – 0.7%
409,915	General Motors Co.(b)	8,308,977

	Beverages – 3.2%
651,759	Coca-Cola Enterprises, Inc.	16,802,347
329,309	PepsiCo, Inc.	21,849,652

		38,651,999

	Biotechnology – 1.4%
269,609	Amgen, Inc.	17,311,594

	Capital Markets – 4.6%
320,300	Ameriprise Financial, Inc.	15,899,692
495,525	Bank of New York Mellon Corp.	9,865,903
494,848	Legg Mason, Inc.	11,901,094
437,176	State Street Corp.	17,622,565

		55,289,254

	Chemicals – 1.2%
171,700	Air Products & Chemicals, Inc.	14,627,123

	Commercial Banks – 6.0%
1,379,621	Fifth Third Bancorp	17,548,779
343,999	PNC Financial Services Group, Inc.	19,838,422
462,311	U.S. Bancorp	12,505,513
803,313	Wells Fargo & Co.	22,139,306

		72,032,020

	Communications Equipment – 2.5%
854,019	Cisco Systems, Inc.	15,440,664
328,301	Motorola Solutions, Inc.	15,197,053

		30,637,717

	Computers & Peripherals – 0.9%
27,315	Apple, Inc.(b)	11,062,575

	Construction Materials – 0.9%
276,995	Vulcan Materials Co.	10,899,753

	Consumer Finance – 1.3%
647,252	Discover Financial Services	15,534,048

Shares	Description	Value (†)
Common Stocks – continued

	Diversified Financial Services – 4.2%
1,521,931	Bank of America Corp.	$8,461,936
599,534	Citigroup, Inc.	15,773,740
786,121	JPMorgan Chase & Co.	26,138,523

		50,374,199

	Diversified Telecommunication Services – 3.4%
725,387	AT&T, Inc.	21,935,703
503,544	CenturyLink, Inc.	18,731,837

		40,667,540

	Electric Utilities – 4.3%
462,040	Edison International	19,128,456
405,683	Exelon Corp.	17,594,472
521,601	PPL Corp.	15,345,501

		52,068,429

	Electrical Equipment – 1.2%
268,972	Cooper Industries PLC	14,564,834

	Energy Equipment & Services – 2.5%
277,191	Schlumberger Ltd.	18,934,917
303,026	Transocean Ltd.	11,633,168

		30,568,085

	Food & Staples Retailing – 1.6%
470,754	CVS Caremark Corp.	19,197,348

	Food Products – 2.6%
307,730	Kellogg Co.	15,561,906
841,229	Sara Lee Corp.	15,916,053

		31,477,959

	Health Care Equipment & Supplies – 2.8%
382,477	Covidien PLC	17,215,290
445,291	Medtronic, Inc.	17,032,381

		34,247,671

	Health Care Providers & Services – 2.8%
465,541	HCA Holdings, Inc.(b)	10,255,868
461,375	UnitedHealth Group, Inc.	23,382,485

		33,638,353

	Independent Power Producers & Energy Traders – 1.5%
1,090,242	Calpine Corp.(b)	17,803,652

	Industrial Conglomerates – 1.9%
1,266,233	General Electric Co.	22,678,233

	Insurance – 3.6%
496,168	MetLife, Inc.	15,470,518
255,127	Travelers Cos., Inc. (The)	15,095,864
611,309	Unum Group	12,880,281

		43,446,663

Shares	Description	Value (†)
Common Stocks – continued

	Internet & Catalog Retail – 1.2%
913,488	Liberty Interactive Corp., Class A(b)	$14,812,208

	Internet Software & Services – 1.8%
482,041	AOL, Inc.(b)	7,278,819
482,290	eBay, Inc.(b)	14,627,856

		21,906,675

	Machinery – 3.3%
352,532	Eaton Corp.	15,345,718
290,390	Harsco Corp.	5,976,226
273,722	Stanley Black & Decker, Inc.	18,503,607

		39,825,551

	Media – 6.5%
392,725	CBS Corp., Class B	10,658,557
1,109,690	Comcast Corp., Class A	26,310,750
243,523	DIRECTV, Class A(b)	10,413,043
306,199	Omnicom Group, Inc.	13,650,351
382,480	Viacom, Inc., Class B	17,368,417

		78,401,118

	Oil, Gas & Consumable Fuels – 10.3%
258,007	Chevron Corp.	27,451,945
247,018	CONSOL Energy, Inc.	9,065,561
495,832	El Paso Corp.	13,174,256
397,171	ExxonMobil Corp.	33,664,214
357,356	Hess Corp.	20,297,821
64,665	Noble Energy, Inc.	6,103,729
195,183	SM Energy Co.	14,267,877

		124,025,403

	Pharmaceuticals – 7.1%
390,886	Bristol-Myers Squibb Co.	13,774,823
747,607	Merck & Co., Inc.	28,184,784
1,139,394	Pfizer, Inc.	24,656,486
542,951	Sanofi, Sponsored ADR	19,839,429

		86,455,522

	REITs - Diversified – 1.2%
765,649	Weyerhaeuser Co.	14,294,667

	Road & Rail – 1.3%
224,357	Norfolk Southern Corp.	16,346,651

	Semiconductors & Semiconductor Equipment – 2.2%
1,157,235	Applied Materials, Inc.	12,393,987
497,240	Texas Instruments, Inc.	14,474,656

		26,868,643

	Software – 2.6%
512,099	Microsoft Corp.	13,294,090
688,618	Oracle Corp.	17,663,052

		30,957,142

Shares	Description	Value (†)
Common Stocks – continued

	Wireless Telecommunication Services – 1.7%
735,456	Vodafone Group PLC, Sponsored ADR	$20,614,832

	Total Common Stocks (Identified Cost $1,122,107,610)	1,194,921,006

Principal Amount
Short-Term Investments – 1.7%
$20,695,804	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2011 at 0.000% to be repurchased at $20,695,804 on 1/03/2012 collateralized by $21,060,000 Federal National Mortgage Association, 1.070% due 9/21/2015 valued at $21,112,650 including accrued interest(c) (Identified Cost $20,695,804)	20,695,804

	Total Investments – 100.5% (Identified Cost $1,142,803,414)(a)	1,215,616,810
	Other assets less liabilities – (0.5)%	(6,045,291)

	Net Assets – 100.0%	$1,209,571,519

(†)      Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
At December 31, 2011, the net unrealized appreciation on investments based on a cost of $1,142,803,414 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$142,189,517
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(69,376,121)

Net unrealized appreciation	$72,813,396

At September 30, 2011, the Fund had a capital loss carryforward of $55,601,112 of which $1,676,396 expires on September 30, 2017 and $53,924,716 expires on September 30, 2018. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

(b) Non-income producing security.

(c)       It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR   An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•    Level 1 — quoted prices in active markets for identical assets or liabilities;

•    Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•    Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,194,921,006	$—	$—	$1,194,921,006
Short-Term Investments	—	20,695,804	—	20,695,804

Total	$1,194,921,006	$20,695,804	$—	$1,215,616,810

* Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2011 (Unaudited)

Oil, Gas & Consumable Fuels	10.3%
Pharmaceuticals	7.1
Media	6.5
Commercial Banks	6.0
Capital Markets	4.6
Electric Utilities	4.3
Diversified Financial Services	4.2
Insurance	3.6
Diversified Telecommunication Services	3.4
Machinery	3.3
Beverages	3.2
Aerospace & Defense	2.9
Health Care Equipment & Supplies	2.8
Health Care Providers & Services	2.8
Food Products	2.6
Software	2.6
Communications Equipment	2.5
Energy Equipment & Services	2.5
Semiconductors & Semiconductor Equipment	2.2
Other Investments, less than 2% each	21.4
Short-Term Investments	1.7

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.
(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ Robert J. Blanding

Name: Robert J. Blanding Title: Chief Executive Officer Date: February 14, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding

Name: Robert J. Blanding Title: Chief Executive Officer Date: February 14, 2012

By:	/s/ Michael C. Kardok

Name: Michael C. Kardok Title: Treasurer Date: February 14, 2012

Exhibit (a)(1)

Loomis Sayles Funds II

Exhibit to SEC Form N-Q

Section 302 Certification

I, Robert J. Blanding, certify that:

1.	I have reviewed this report on Form N-Q of Loomis Sayles Funds II;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a.	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based upon such evaluation; and

d.	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a.	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b.	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 14, 2012

/s/ Robert J. Blanding
Robert J. Blanding
Chief Executive Officer

Exhibit (a)(2)

Loomis Sayles Funds II

Exhibit to SEC Form N-Q

Section 302 Certification

I, Michael C. Kardok, certify that:

1.	I have reviewed this report on Form N-Q of Loomis Sayles Funds II;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a.	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based upon such evaluation; and

d.	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a.	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b.	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 14, 2012

/s/ Michael C. Kardok
Michael C. Kardok
Treasurer